UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21771
YieldQuest Funds Trust

(Exact name of registrant as specified in charter)
3280 Peachtree Road, Suite 2600, Atlanta, GA 30305

(Address of principal executive offices) (Zip code)
Citi Fund Services Ohio, Inc., 3435 Stelzer Road, Columbus, OH 43219

(Name and address of agent for service)
Registrant’s telephone number, including area code: 404-446-3370

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2008

Item 1.	Reports to Stockholders.

YIELDQUEST CORE EQUITY FUND
YIELDQUEST TOTAL RETURN BOND FUND
YIELDQUEST TAX-EXEMPT BOND FUND
YIELDQUEST FLEXIBLE INCOME FUND
YIELDQUEST LOW DURATION BOND FUND
YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND

SEMI-ANNUAL REPORT
APRIL 30, 2008

3280 PEACHTREE ROAD, SUITE 2600
ATLANTA, GA 30305
1-877-497-3634
www.YieldQuest-Funds.com

Distributed by YieldQuest Securities, LLC
FINRA Member

YIELDQUEST FUNDS’ PORTFOLIO BREAKDOWNS (Unaudited)

CORE EQUITY FUND
Portfolio Breakdown	% of
as of April 30, 2008	Total Investments

Equity ETFs	42.94%
Equity Closed-End Funds	42.89%
Asset Allocation Closed-End Funds	3.53%
Technology	3.04%
Financial Services	2.32%
Home Builders	1.33%
Retail	1.25%
Airlines	1.03%
Other/Short-Term*	1.67%

Total	100.00%

TOTAL RETURN BOND FUND
Portfolio Breakdown	% of
as of April 30, 2008	Total Investments

Taxable Fixed Income Closed-End Funds	44.38%
Corporate Bonds	15.91%
Preferred Stocks	8.12%
Foreign Bonds	6.84%
Municipal Bonds	5.49%
Mortgage-Backed Securities	4.57%
Municipal Closed-End Funds	4.20%
Asset Allocation Closed-End Funds	3.23%
Taxable Municipal Bonds	2.18%
Equity ETFs	1.16%
Equity Closed-End Funds	1.08%
Other/Short-Term*	2.84%

Total	100.00%

TAX-EXEMPT BOND FUND
Portfolio Breakdown	% of
as of April 30, 2008	Total Investments

Municipal Bonds	52.44%
Municipal Closed-End Funds	32.85%
Taxable Fixed Income Closed-End Funds	8.55%
Preferred Stocks	3.05%
Corporate Bonds	2.31%
Other/Short-Term*	0.80%

Total	100.00%

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories above that comprised less than 1% of a Fund’s total investments at the time of measurement. Portfolio composition is subject to change.

See accompanying notes to financial statements.

YIELDQUEST FUNDS’ PORTFOLIO BREAKDOWNS (Unaudited) (Continued)

FLEXIBLE INCOME FUND
Portfolio Breakdown	% of
as of April 30, 2008	Total Investments

Taxable Fixed Income Closed-End Funds	49.99%
Corporate Bonds	15.01%
Preferred Stocks	10.83%
Equity Closed-End Funds	8.38%
Municipal Closed-End Funds	3.65%
Equity ETFs	3.22%
Asset Allocation Closed-End Funds	3.04%
Other/Short-Term*	5.88%

Total	100.00%

LOW DURATION BOND FUND
Portfolio Breakdown	% of
as of April 30, 2008	Total Investments

Taxable Fixed Income Closed-End Funds	40.12%
Corporate Bonds	20.54%
Mortgage-Backed Securities	9.64%
Preferred Stocks	5.41%
Taxable Municipal Bonds	5.32%
Municipal Closed-End Funds	4.69%
Foreign Bonds	4.16%
U.S. Government & Agency	1.96%
Other/Short-Term*	8.16%

Total	100.00%

LOW DURATION TAX-EXEMPT BOND FUND
Portfolio Breakdown	% of
as of April 30, 2008	Total Investments

Municipal Bonds	51.97%
Municipal Closed-End Funds	36.65%
Taxable Fixed Income Closed-End Funds	9.04%
Preferred Stocks	1.98%
Other/Short-Term*	0.36%

Total	100.00%

*	“Other/Short-Term” includes short-term investments, plus other investments not included in the categories above that comprised less than 1% of a Fund’s total investments at the time of measurement. Portfolio composition is subject to change.

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2008
% of
Net Assets	Description	Shares	Value

11.18%	COMMON STOCKS
1.24%	Airlines
	Air France-KLM ADR	900	$27,720
	AirTran Holdings, Inc.(a)	4,270	14,561
	AMR Corp.(a)	1,650	14,470
	British Airways PLC ADR(a)	770	34,542
	Continental Airlines, Inc.(a)	1,130	20,317
	Delta Air Lines, Inc.(a)	1,684	14,331
	Deutsche Lufthansa AG	975	25,863
	ExpressJet Holdings, Inc.(a)	5,000	15,150
	Gol Linhas Aereas Inteligentes S.A. ADR	1,425	23,156
	JetBlue Airways Corp.(a)	4,200	21,168
	Northwest Airlines Corp.(a)	1,700	16,422
	Singapore Airlines Ltd.	886	10,457
	SkyWest, Inc.	700	13,321
	Southwest Airlines Co.	2,520	33,365
	UAL Corp.	725	10,803
	US Airways Group, Inc.	1,600	13,744

			309,390

0.30%	Automobile
	Bayerische Motoren Werke AG	650	35,702
	Porsche Automobil Holding SE	210	38,932

			74,634

1.10%	Diversified Operations
	General Electric Co.	7,100	232,170
	Luxottica Group S.p.A. ADR	1,500	42,150

			274,320

1.42%	Financial Services
	Citigroup, Inc.	1,500	37,905
	Goldman Sachs Group, Inc. (The)	1,040	199,025
	Lehman Brothers Holdings, Inc.	2,700	119,448

			356,378

0.40%	Gambling & Casinos
	Las Vegas Sands Corp.(a)	450	34,299
	MGM MIRAGE(a)	550	28,132
	Wynn Resorts Ltd.	350	36,869

			99,300

1.59%	Home Builders
	Beazer Homes USA, Inc.	2,000	22,140
	Brookfield Homes Corp.	950	14,953
	Cavco Industries Inc.	450	17,964
	Centex Corp.	1,000	20,820
	Champion Enterprises, Inc.(a)	1,550	15,996
	D.R. Horton, Inc.	1,600	24,784
	Hovnanian Enterprises, Inc.(a)	2,050	24,231
	KB Home	560	12,600
	Lennar Corp.	1,200	22,104
	M.D.C Holdings, Inc.	350	15,253
	M/I Homes, Inc.	1,300	22,295
	Meritage Homes Corp.(a)	1,100	20,867
	NVR, Inc.(a)	65	39,878
	Palm Harbor Homes, Inc.(a)	1,300	11,193
	Pulte Homes, Inc.	1,900	24,776
	Ryland Group, Inc.	450	14,391
	Skyline Corp.	960	26,419

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Home Builders (Continued)
	Standard Pacific Corp.	2,400	$12,144
	Toll Brothers, Inc.(a)	1,050	23,772
	WCI Communities, Inc.(a)	3,000	9,870

			396,450

1.49%	Retail
	Burberry Group PLC	4,200	40,393
	Coach, Inc.(a)	1,150	40,905
	Compagnie Financiere Richemont S.A.	650	39,625
	LVMH Moet Hennessy Louis Vuitton S.A.	350	40,121
	Nordstrom, Inc.	950	33,497
	Polo Ralph Lauren Corp.	575	35,662
	Saks, Inc.(a)	2,700	35,127
	Sears Holdings Corp.(a)	350	34,514
	Sotheby’s	1,250	34,625
	Tiffany & Co.	900	39,186

			373,655

3.64%	Technology
	Apple, Inc.(a)	600	104,370
	Cisco Systems, Inc.(a)	4,000	102,560
	Dell, Inc.(a)	3,000	55,890
	EMC Corp.(a)	2,400	36,960
	Google, Inc.(a)(b)	325	186,644
	Hewlett-Packard Co.	3,400	157,590
	International Business Machines Corp.(b)	1,900	229,330
	Juniper Networks, Inc.(a)	400	11,048
	NetApp, Inc.(a)	350	8,470
	Sun Microsystems, Inc.(a)	1,100	17,226

			910,088

	Total Common Stocks
	(Cost $2,539,934)		2,794,215

106.87%	EXCHANGE TRADED/CLOSED-END FUNDS
4.21%	Asset Allocation Closed-End Funds
	Advent/Claymore Convertible Securities & Income Fund	8,600	201,584
	Calamos Global Dynamic Income Fund(b)	28,000	333,760
	Chartwell Dividend & Income Fund, Inc.	9,400	65,142
	Dreman/Claymore Dividend & Income Fund(c)	13,500	207,225
	DWS Dreman Value Income Edge Fund(b)	18,000	246,420

			1,054,131

51.30%	Equity Closed-End Funds
	Advent/Claymore Enhanced Growth & Income Fund	7,500	113,400
	BlackRock Dividend Achievers Trust	13,000	150,020
	BlackRock Enhanced Dividend Achievers Trust(b)	5,000	56,750
	BlackRock Global Energy & Resources Trust	9,050	301,908
	BlackRock Health Sciences Trust	9,500	234,365
	BlackRock Real Asset Equity Trust(b)	22,433	389,437
	BlackRock Strategic Dividend Achievers Trust	15,000	177,750
	Boulder Total Return Fund, Inc.(b)	14,950	311,857
	Calamos Strategic Total Return Fund(b)	31,000	394,630
	Central Europe and Russia Fund, Inc. (The)	5,000	252,750
	Central Securities Corp.	8,622	226,241
	Chile Fund, Inc.	5,500	102,850
	Clough Global Equity Fund(b)	20,655	399,055
	Clough Global Opportunities Fund	11,640	202,303

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Equity Closed-End Funds (Continued)
	Cohen & Steers Closed-End Opportunity Fund, Inc.	4,000	$62,480
	DWS Global Commodities Stock Fund, Inc.	19,328	355,055
	Eaton Vance Enhanced Equity Income Fund II	11,500	208,495
	Eaton Vance Tax-Advantaged Dividend Income Fund	4,400	111,232
	Eaton Vance Tax-Advantaged Global Dividend Income Fund(b)	12,500	303,375
	Eaton Vance Tax-Managed Buy-Write Income Fund(b)	16,100	271,929
	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	3,500	59,045
	Emerging Markets Telecommunications Fund(c)	10,000	232,500
	Fiduciary/Claymore Dynamic Equity Income Fund(b)	10,000	174,100
	First Trust Enhanced Equity Income Fund(b)	19,000	284,240
	Gabelli Global Gold Natural Resources & Income Trust	4,500	123,435
	H&Q Life Sciences Investors	7,358	89,621
	ING Global Advantage & Premium Opportunity Fund	6,500	108,680
	ING Risk Managed Natural Resources Fund	10,400	167,856
	Lazard Global Total Return and Income Fund, Inc.	3,000	62,100
	Liberty All-Star Equity Fund(b)	89,669	603,472
	Liberty All-Star Growth Fund, Inc.	52,200	262,044
	Madison Strategic Sector Premium Fund	14,200	217,970
	Madison/Claymore Covered Call & Equity Strategy Fund	8,000	89,520
	Mexico Fund, Inc. (The)(b)	7,100	242,465
	Morgan Stanley China A Share Fund	9,650	459,437
	NASDAQ Premium Income & Growth Fund, Inc.(b)	19,800	325,116
	Nuveen Core Equity Alpha Fund(b)	24,200	378,488
	Nuveen Diversified Dividend & Income Fund(b)	25,900	351,463
	Nuveen Equity Premium & Growth Fund(b)	22,000	362,780
	Nuveen Equity Premium Income Fund	10,000	158,300
	Nuveen Equity Premium Opportunity Fund	15,800	254,854
	Nuveen Tax-Advantage Dividend Growth Fund(b)	21,400	340,902
	Royce Micro-Cap Trust, Inc.(b)	22,504	252,270
	Royce Value Trust, Inc.(b)	6,553	109,828
	Seligman Lasalle International Real Estate Fund, Inc.	3,700	61,975
	Source Capital, Inc.(b)	3,200	176,672
	SunAmerica Focused Alpha Growth Fund, Inc.	8,500	140,080
	Swiss Helvetia Fund, Inc.	3,400	55,046
	Templeton Dragon Fund, Inc.(b)	9,600	271,200
	Templeton Emerging Markets Fund(b)	65,551	1,423,112
	Tri-Continental Corp.(b)	13,061	240,453
	Zweig Fund, Inc.(b)	26,000	123,500

			12,828,406

51.36%	Equity Exchange-Traded Funds
	Consumer Discretionary Select Sector SPDR Fund(b)	18,900	608,202
	Financial Select Sector SPDR Fund(b)	53,500	1,414,540
	First Trust Dow Jones Internet Index Fund(b)	5,300	127,677
	Industrial Select Sector SPDR Fund(c)	31,000	1,184,820
	iShares Dow Jones U.S. Health Care Index Fund(b)	9,400	466,428
	iShares Dow Jones U.S. Pharmaceuticals Index Fund	5,500	271,535
	iShares Dow Jones U.S. Transportation Index Fund(b)	3,650	337,114
	iShares MSCI Australia Index Fund	12,000	333,360
	iShares MSCI Brazil Index Fund(b)	8,600	774,774
	iShares MSCI Japan Index Fund	33,000	438,240
	iShares MSCI Pacific ex-Japan Index Fund(b)	1,950	284,895
	iShares MSCI Singapore Index Fund(b)	19,000	258,590
	iShares MSCI Taiwan Index Fund	5,300	87,768
	iShares S&P GSTI Software Index Fund	3,165	149,008
	KBW Bank ETF	6,500	265,200

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Equity Exchange-Traded Funds (Continued)
	KBW Capital Markets ETF	18,700	$1,040,468
	Market Vectors Agribusiness ETF	800	47,200
	Semiconductor HOLDRs Trust(b)	14,800	452,436
	SPDR FTSE/Macquarie Global Infrastructure 100 ETF	9,200	533,048
	SPDR S&P China ETF	6,500	528,125
	Technology Select Sector SPDR Fund	12,000	288,600
	Telecom HOLDRs Trust(c)	14,700	493,185
	Ultra Basic Materials ProShares	2,500	229,100
	Ultra Consumer Services ProShares	7,700	384,307
	Ultra Health Care ProShares(b)	8,800	495,880
	Ultra Oil & Gas ProShares(b)	6,450	699,761
	Ultra Technology ProShares	2,100	133,350
	WisdomTree India Earnings Fund	20,500	513,935

			12,841,546

	Total Exchange Traded/Closed-End Funds
	(Cost $24,838,436)		26,724,083

1.35%	PREFERRED STOCKS
1.35%	Financial Services
	Countrywide Capital IV, 6.75%, Callable 5/27/2008 @ $25	6,240	116,126
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	6,240	113,506
	Thornburg Mortgage, Inc., 8.00%, Series C, Callable 3/22/2010 @ $25	16,000	74,880
	Thornburg Mortgage, Inc., 10.00%, Series F, Callable 9/7/2012 @ $25	7,000	33,530

			338,042

	Total Preferred Stocks
	(Cost $326,599)		338,042

		Contracts

0.20%	PURCHASED OPTIONS(a)
	CBOE SPX Volatility Index:
	5/21/2008, Call @ $22.50	120	12,000
	5/21/2008, Call @ $25	221	11,050
	Energy Select Sector SPDR, 6/30/2008, Put @ $70	180	15,120
	Financial Select Sector SPDR, 5/17/2008, Put @ $26	266	11,704

	Total Purchased Options
	(Cost $63,341)		49,874

119.60%	Total Investments
	(Cost $27,768,310)		29,906,214

(19.60)%	Liabilities in excess of other assets		(4,900,345)

100.00%	NET ASSETS		$25,005,869

(a)	Non-income producing securities.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
ADR	American Depositary Receipt
CBOE	Chicago Board Options Exchange
ETF	Exchange-Traded Fund
HOLDRs	Holding Company Depositary Receipts
PLC	Public Liability Co.
SPDR	S&P Depositary Receipts

See accompanying notes to financial statements.

YIELDQUEST CORE EQUITY FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

17.12%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	Consumer Staples Select Sector SPDR Fund	20,500	$575,845
	iShares Dow Jones U.S. Home Construction Index Fund	3,600	72,504
	iShares MSCI Brazil Index Fund	5,200	468,468
	Market Vectors Gold Miners ETF	1,900	82,745
	PowerShares Golden Dragon Halter USX China Portfolio	16,500	473,715
	StreetTracks Gold Trust	1,450	125,845
	Vanguard Emerging Markets ETF	24,300	2,482,002

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $4,798,657)		$4,281,124

		Principal

3.94%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Bond, 5.00%, 5/15/2037	$190,000	$206,195
	U.S. Treasury Bond, 4.375%, 2/15/2038	400,000	391,875
	U.S. Treasury Note, 3.625%, 12/31/2012	140,000	143,894
	U.S. Treasury Note, 4.25%, 11/15/2017	140,000	145,589
	U.S. Treasury Note, 3.50%, 2/15/2018	100,000	98,000

	Total U.S. Treasury Securities Sold Short
	(Proceeds $1,017,012)		$985,553

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
Dow Jones EURO STOXX 50, June 08, expires 6/20/2008	11	$645,927	$22,259
Nasdaq 100 E-mini, June 08, expires 6/20/2008	18	692,370	84,282
U.S. Dollar Index, June 08, expires 6/6/2008	12	872,640	(3,323)

			103,218

FUTURES CONTRACTS SOLD SHORT
S&P 500 E-mini, June 08, expires 6/20/2008	43	2,979,900	13,824
WTI/Crude Oil, June 08, expires 5/20/2008	6	680,760	(8,388)

			5,436

Total			$108,654

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity AA Index, Series 2007-1	$1,000,000	Sell	0.15%	8/25/2037	$(21,830)

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2008
% of
Net Assets	Description	Principal	Value

17.57%	CORPORATE BONDS
4.43%	Airlines
	American Airlines, Inc.:
	6.817%, 5/23/2011, Series 01-1(a)	$402,000	$371,850
	6.977%, 5/23/2021, Series 01-1(a)	970,547	858,934
	7.377%, 5/23/2019, Series 01-1(a)	811,089	620,483
	7.379%, 5/23/2016, Series 01-1(a)	592,599	500,644
	7.858%, 10/1/2011, Series 01-2(a)	100,000	100,165
	AMR Corp.:
	9.75%, 8/15/2021(a)	469,000	286,090
	9.88%, 6/15/2020(a)	343,000	205,800
	10.55%, 3/12/2021(a)	100,000	68,125
	Continental Airlines, Inc.:
	6.648%, 9/15/2017, Series 981A(a)	267,964	257,743
	6.703%, 6/15/2021, Series 01-1(a)	126,847	122,078
	6.748%, 3/15/2017, Series 981B(a)	280,599	252,539
	6.795%, 8/2/2018, Series 991B(a)	206,148	185,533
	6.954%, 8/2/2009, Series 991C(a)	47,036	44,214
	7.033%, 6/15/2011, Series 01-1(a)	211,838	193,831
	7.339%, 4/19/2014, Series C	200,000	182,000
	7.461%, 4/1/2013, Series 971B(a)	60,410	55,577
	7.461%, 4/1/2015, Series 971A(a)	1,278,178	1,175,924
	7.566%, 3/15/2020, Series 99-2(a)	183,092	168,445
	8.388%, 11/1/2020, Series 00-1(a)	195,854	182,144
	8.56%, 7/2/2014, Series 962B	78,318	78,224
	Delta Airlines:
	6.619%, 3/18/2011, Series 01-1(a)	342,411	335,856
	6.718%, 1/2/2023, Series 02-1(a)	792,502	768,534
	7.711%, 9/18/2011, Series 01-1(a)	925,000	851,000
	7.92%, 11/18/2010, Series 00-1(a)	700,000	632,450
	Northwest Airlines, Inc.:
	7.691%, 4/1/2017, Series 01-B(a)	450,944	414,868
	7.95%, 3/1/2015, Series 992B	782,728	770,987
	Southwest Airlines Co.:
	6.65%, 8/1/2022, Series 07-1	589,606	594,179
	7.22%, 7/1/2013, Series 95A3, Callable 6/30/08 @ 100(a)	130,249	135,301
	United Airlines, Inc.:
	6.602%, 9/1/2013, Series 01-1(a)	182,494	180,888
	7.032%, 10/1/2010, Series 00-2(a)	432,433	428,244
	7.336%, 7/2/2019(b)	930,979	768,058
	7.73%, 7/1/2010, Series 00-1(a)	530,659	525,352

			12,316,060

0.53%	Automotive
	Ford Motor Co.:
	7.40%, 11/1/2046(a)	850,000	554,625
	8.90%, 1/15/2032(a)	360,000	272,700
	General Motors, 9.40%, 7/15/2021(a)	800,000	656,000

			1,483,325

0.36%	Banks
	Bank One Corp., 5.25%, 1/30/2013(a)	1,000,000	1,011,081

0.17%	Beverages
	Anheuser-Busch Cos., Inc., 4.50%, 4/1/2018	500,000	468,541

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

0.74%	Chemicals
	Dow Chemical Co., 6.00%, 10/1/2012(a)	$1,000,000	$1,036,851
	E.I. Du Pont De Nemours, 5.25%, 12/15/2016(a)	1,000,000	1,019,016

			2,055,867

0.38%	Entertainment
	Time Warner, Inc., 6.875%, 5/1/2012(a)	1,000,000	1,042,944

9.94%	Financial Services
	Bank of America Corp.:
	4.75%, 8/1/2015(a)	750,000	733,411
	5.30%, 3/15/2017(a)	1,000,000	988,644
	5.75%, 8/15/2016(a)	600,000	610,436
	Bear, Stearns & Co., Inc.:
	5.55%, 1/22/2017(a)	1,575,000	1,527,563
	6.40%, 10/2/2017(a)	3,250,000	3,361,345
	Berkshire Hathaway, Inc., 4.125%, 1/15/2010(a)	450,000	454,325
	Citigroup, Inc., 5.50%, 2/15/2017	975,000	936,463
	Credit Suisse First Boston USA, Inc., 6.50%, 1/15/2012(a)	80,000	84,295
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011(a)	1,000,000	968,041
	General Electric Capital Corp.:
	4.375%, 11/21/2011(a)	230,000	232,041
	5.00%, 1/8/2016(a)	500,000	495,673
	6.00%, 6/15/2012(a)	500,000	526,203
	6.875%, 11/15/2010(a)	250,000	267,983
	8.125%, 5/15/2012(a)	2,000,000	2,242,062
	General Motors Acceptance Corp., LLC:
	5.85%, 1/14/2009(a)	1,115,000	1,090,154
	7.00%, 2/1/2012	700,000	568,924
	General Motors Nova Finance, 6.85%, 10/15/2008(a)	700,000	698,250
	Goldman Sachs Group, Inc.:
	4.50%, 6/15/2010(a)	80,000	79,968
	4.75%, 7/15/2013(a)	800,000	787,122
	5.25%, 4/1/2013(a)	300,000	300,249
	5.625%, 1/15/2017(a)	1,475,000	1,428,744
	HSBC Finance Corp., 5.875%, 2/1/2009(a)	80,000	80,896
	Lehman Brothers Holdings:
	5.625%, 1/24/2013	500,000	493,374
	6.50%, 7/19/2017(a)	1,175,000	1,157,019
	MBIA Insurance Co., 14.00%, 1/15/2033, Callable 1/15/2013 @ 100(a)(b)(c)	1,175,000	1,076,235
	Merrill Lynch & Co., Inc.:
	5.45%, 2/5/2013, Series C(a)	3,000,000	2,923,038
	5.70%, 5/2/2017(a)	1,000,000	944,552
	6.05%, 8/15/2012, Series C	800,000	798,704
	Morgan Stanley & Co., Inc., 5.55%, 4/27/2017, Series MTN(a)	1,000,000	956,782
	Washington Mutual Bank NV, 6.875%, 6/15/2011, Series 11(a)	910,000	855,988

			27,668,484

0.38%	Metals & Mining
	Alcoa, Inc.:
	5.375%, 1/15/2013(a)	1,000,000	988,507
	6.00%, 1/15/2012(a)	80,000	81,969

			1,070,476

0.64%	Retail
	Sears Roebuck Acceptance Corp., 6.75%, 8/15/2011	1,840,000	1,777,348

	Total Corporate Bonds
	(Cost $50,109,864)		48,894,126

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

5.04%	COLLATERALIZED MORTGAGE OBLIGATIONS
5.04%	U.S. Government & Agency
	Federal Farm Credit Bank, 5.59%, 12/11/2012,
	Series 2006-IAB3, Class 1	$1,104,845	$1,105,640
	Federal Home Loan Bank, 4.72%, 9/20/2012	1,138,192	1,132,705
	Federal Home Loan Mortgage Corp.:
	4.25%, 12/15/2014(a)	1,923,116	1,902,542
	5.25%, 8/15/2011, Series 3196, Class PA(a)	611,576	619,902
	5.50%, 2/15/2031, Series 3174, Class CB(a)	1,000,000	1,019,381
	5.75%, 12/15/2018, Series R009, Class AJ, REMIC(a)	3,506,617	3,567,277
	6.00%, 4/15/2018(a)	1,887,562	1,938,353
	Federal Home Loan Mortgage Corporation, 3.75%, 2/15/2013,
	Class AN, Series R015(a)	1,905,513	1,896,046
	Small Business Administration, 7.575%, 4/25/2019(a)(c)	804,987	850,637

			14,032,483

	Total Collateralized Mortgage Obligations
	(Cost $13,858,923)		14,032,483

0.34%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 3.50%, 4/15/2009(a)	100,000	100,801
	Federal Home Loan Bank:
	3.875%, 2/12/2010, Series RH10(a)	150,000	152,739
	4.375%, 3/17/2010(a)	150,000	154,402
	Federal Home Loan Mortgage Corp., 5.50%, 7/18/2016(a)	500,000	544,928

	Total U.S. Government & Agency
	(Cost $907,355)		952,870

7.56%	FOREIGN BONDS
2.46%	Banks
	Bank of Scotland PLC, 10.50%, 2/16/2018(d)	920,000	2,186,545
	Inter-American Development Bank:
	6.00%, 12/15/2017, Series EMTN(d)	1,085,000	770,952
	6.25%, 6/22/2016(d)	1,000,000	728,980
	7.25%, 5/24/2012, Series INTL(d)	1,030,000	799,949
	KfW, 6.50%, 11/15/2011, Series EMTN(d)	3,118,000	2,360,023

			6,846,449

1.61%	Financial Services
	General Electric Capital Corp.:
	6.75%, 9/26/2016, Series EMTN(d)	3,290,000	2,187,123
	7.50%, 2/28/2011, Series EMTN(d)	3,000,000	2,298,191

			4,485,314

3.49%	Sovereign Bonds
	Bundesobligation, 3.50%, 10/14/2011, Series 149(d)	1,825,000	2,815,009
	Federal Republic of Brazil, 7.875%, 3/7/2015(d)	475,000	549,812
	New South Wales Treasury Corp.:
	5.50%, 8/1/2014, Series 14RG(d)	4,540,000	3,986,726
	7.00%, 12/1/2010, Series 10RG(d)	2,152,000	2,027,916
	New Zealand Government, 6.00%, 11/15/2011, Series 1111(d)	420,000	320,645

			9,700,108

	Total Foreign Bonds
	(Cost $19,387,774)		21,031,871

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

6.06%	MUNICIPAL BONDS
0.49%	Alabama
	Tuscaloosa, 4.375%, 7/1/2037, Series A, AMBAC, GO,
	Callable 1/1/2017 @ 100(a)	$1,500,000	$1,374,030

1.96%	California
	California State:
	4.25%, 12/1/2035, AMBAC, GO, Callable 12/1/2016 @ 100(a)	500,000	445,565
	4.50%, 8/1/2030, MBIA-IBC, GO, Callable 2/1/2017 @ 100(a)	1,000,000	957,880
	4.50%, 8/1/2030, GO, Callable 2/1/2017 @ 100(a)	3,135,000	2,945,865
	5.00%, 4/1/2038, GO, Callable 4/1/2018 @ 100	1,000,000	995,340
	Howell Mountain Elementary School District Election:
	Zero Coupon, 8/1/2028, GO(a)	190,000	73,038
	Zero Coupon, 8/1/2029, GO(a)	150,000	54,548

			5,472,236

0.42%	Florida
	Auburndale Florida Water & Sewer, 4.375%, 12/1/2037, AMBAC,
	Revenue, Callable 12/1/2017 @ 100(a)	1,275,000	1,161,729

0.91%	Illinois
	Regional Transportation Authority, 4.50%, 7/1/2035,
	Series A, MBIA, Revenue, Callable 7/1/2016 @ 100(a)	1,950,000	1,844,661
	University of Illinois, 4.50%, 4/1/2036, MBIA,
	Revenue, Callable 4/1/2016 @ 100(a)	735,000	683,123

			2,527,784

0.62%	Massachusetts
	Massachusetts Water Resources Authority, 4.375%, 8/1/2032,
	Series A, FSA, Revenue, Callable 2/1/2017 @ 100(a)	1,785,000	1,718,991

0.44%	Nebraska
	Lincoln Nebraska Electric System, 4.25%, 9/1/2029,
	Series A, FGIC, Revenue, Callable 9/1/2017 @ 100(a)	1,330,000	1,216,897

0.35%	Nevada
	Clark County, 4.75%, 11/1/2035, FGIC, GO, Callable 5/1/2016 @ 100(a)	1,000,000	965,760

0.08%	Pennsylvania
	Conneaut School District, Zero Coupon, 11/1/2030,
	Series B, FSA State Aid Withholding, GO(a)	690,000	215,135

0.79%	Texas
	Anna Independent School District, 4.50%, 8/15/2035,
	PSF-G, GO, Callable 8/15/2017 @ 100(a)	1,335,000	1,266,568
	Red Oak Independent School District, 4.50%, 8/15/2038,
	PSF-G, GO, Callable 8/15/2017 @ 100(a)	500,000	470,830
	Texas State, 4.50%, 4/1/2033, GO, Callable 4/1/2017 @ 100(a)	500,000	479,020

			2,216,418

	Total Municipal Bonds
	(Cost $16,838,917)		16,868,980

2.41%	TAXABLE MUNICIPAL BONDS
0.06%	Alabama
	City of Alabaster, 5.34%, 4/1/2017,
	Series A, XLCA, GO, Callable 4/1/2015 @ 100(a)	170,000	165,993

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

0.62%	California
	Los Angeles County Pension Obligation, Zero Coupon, 6/30/2008,
	Series C, MBIA, Revenue(a)	$135,000	$134,226
	Solano County, 5.14%, 1/15/2014, Revenue(a)	1,280,000	1,269,939
	Thousand Oaks Redevelopment Agency, 5.00%, 12/1/2009,
	Series B, AMBAC, Tax Allocation(a)	250,000	253,690
	Watsonville Redevelopment Agency, 5.20%, 9/1/2012,
	FGIC, Tax Allocation(a)	60,000	60,019

			1,717,874

0.09%	Georgia
	College Park Business & Industrial Development Authority,
	5.75%, 9/1/2015, Revenue(a)	250,000	260,425

0.06%	Illinois
	Aurora Metropolitan Exposition Auditorium & Office Building Authority,
	3.00%, 7/1/2008, Revenue(a)	165,000	164,691

0.10%	Maine
	City of Auburn, 5.125%, 8/1/2011, GO(a)	275,000	276,147

0.01%	New Jersey
	Orange Township, 5.17%, 12/1/2011, Series C, FSA, GO(a)	35,000	35,776

0.05%	North Carolina
	Charlotte Airport, 4.05%, 7/1/2009, Series C, Revenue(a)	150,000	150,212

1.16%	Pennsylvania
	Beaver County, 5.00%, 12/15/2011, FSA, GO(a)	60,000	60,807
	Commonwealth Funding Authority, 5.30%, 6/1/2017, MBIA, Revenue(a)	2,880,000	2,883,974
	Duquesne, 5.00%, 12/15/2013, Series B, FSA, GO(a)	170,000	170,983
	Washington, 5.40%, 9/1/2008, Series A, FGIC, GO(a)	100,000	100,346

			3,216,110

0.12%	South Carolina
	Richland Lexington Airport District, 6.59%, 1/1/2017, FSA, Revenue(a)	300,000	322,776

0.14%	Tennessee
	Alcoa, 5.55%, 6/1/2020, AMBAC, GO, Callable 6/1/2015 @ 100(a)	400,000	403,040

	Total Taxable Municipal Bonds
	(Cost $6,609,992)		6,713,044

		Shares

8.97%	PREFERRED STOCKS
0.61%	Banks
	BAC Capital Trust I, 7.00%, Callable 6/16/08 @ $25	2,302	56,837
	Bank of America Corp., 7.25%, Series J, Callable 11/1/2012 @ $25	61,680	1,553,719
	Bank One Capital Trust VI, 7.20%, Callable 5/27/2008 @ $25	2,862	70,720
	Wells Fargo Capital Trust IV, 7.00%, Callable 6/30/08 @ $25	1,165	29,160

			1,710,436

6.79%	Financial Services
	Bear Stearns Capital Trust III, 7.80%, Callable 5/27/2008 @ $25	224,300	5,383,200
	Capital One Capital II, 7.50%, Callable 6/15/2011 @ $25	68,675	1,490,248
	Citigroup Capital VII, 7.125%, Callable 6/30/08 @ $25	2,098	50,667
	Citigroup Capital VIII, 6.95%, Callable 6/30/08 @ $25	1,168	27,366
	Citigroup Capital XX, 7.875%, Callable 12/15/2012 @ $25	60,710	1,546,284

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Financial Services (Continued)
	Countrywide Capital IV, 6.75%, Callable 5/27/2008 @ $25	89,068	$1,657,555
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	62,588	1,138,476
	GMAC LLC, 7.375%, Callable 12/16/2009 @ $25	83,890	1,398,446
	Lehman Brothers Holdings, 7.95%, Series J, Callable 2/15/2013 @ $25	118,050	2,830,839
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 5/27/2008 @ $25	66,174	1,480,974
	Merrill Lynch Preferred Capital Trust IV, 7.125%, Callable 6/30/2008 @ $25	37,395	842,135
	Thornburg Mortgage, Inc., 8.00%, Series C, Callable 3/22/2010 @ $25	89,054	416,773
	Thornburg Mortgage, Inc., 10.00%, Series F, Callable 9/7/2012 @ $25	130,680	625,957

			18,888,920

0.02%	Telecommunications
	US Cellular Corp., 8.75%, Callable 6/30/08 @ $25	2,526	62,670

1.55%	U.S. Government & Agency
	Fannie Mae, 8.25%, Callable 12/31/2010 @ $25	84,605	2,118,509
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	85,215	2,181,504

			4,300,013

	Total Preferred Stocks
	(Cost $26,102,632)		24,962,039

59.71%	EXCHANGE TRADED/CLOSED-END FUNDS
3.57%	Asset Allocation Closed-End Funds
	BlackRock Preferred & Equity Advantage Trust	60,855	994,371
	Chartwell Dividend & Income Fund, Inc.	79,346	549,868
	John Hancock Patriot Premium Dividend Fund II(e)	680,705	6,446,276
	TCW Strategic Income Fund, Inc.	307,982	1,170,331
	TS&W/Claymore Tax-Advantaged Balanced Fund	64,232	780,419

			9,941,265

1.19%	Equity Closed-End Funds
	Nuveen Equity Premium & Growth Fund	33,705	555,796
	Nuveen Real Estate Income Fund	56,900	979,818
	Nuveen Tax-Advantage Dividend Growth Fund	33,228	529,322
	RMR Hospitality & Real Estate Fund	22,747	323,235
	Tri-Continental Corp.	49,680	914,609

			3,302,780

1.29%	Equity Exchange-Traded Funds
	PowerShares Financial Preferred Portfolio	52,000	1,102,920
	Ultra Real Estate ProShares	68,800	2,476,800

			3,579,720

4.64%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust	2,522	32,559
	BlackRock MuniHoldings Florida Insured Fund	80,233	998,901
	BlackRock MuniHoldings Insured Fund II, Inc.	10,115	120,773
	BlackRock MuniHoldings Insured Fund, Inc.	36,807	440,580
	BlackRock MuniYield Florida Fund	13,075	166,706
	BlackRock MuniYield Florida Insured Fund	30,815	379,641
	BlackRock MuniYield Michigan Insured Fund, Inc.	30,800	412,104
	BlackRock MuniYield Pennsylvania Insured Fund	18,884	252,290
	BlackRock MuniYield Quality Fund II	27,505	315,207
	Delaware Investments Minnesota Municipal Income Fund II, Inc.	8,211	110,192
	DTF Tax Free Income, Inc.	11,244	155,617
	DWS Municipal Income Trust	33,420	357,594
	Eaton Vance Massachusetts Municipal Income Fund	1,724	22,843
	Eaton Vance New Jersey Municipal Income Trust	3,527	44,758

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Insured Municipal Income Fund	7,856	$100,635
	Investment Grade Municipal Income Fund	17,847	225,586
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	26,564	324,081
	Neuberger Berman Intermediate Municipal Fund, Inc.(e)	58,235	761,714
	Nuveen California Dividend Advantage Municipal Fund II	4,225	56,235
	Nuveen California Investment Quality Municipal	6,360	85,987
	Nuveen California Municipal Market Opportunity Fund	2,963	39,675
	Nuveen California Select Quality Municipal Fund	4,667	61,978
	Nuveen Dividend Advantage Municipal Fund	25,400	340,106
	Nuveen Florida Investment Quality Municipal Fund	9,668	123,460
	Nuveen Florida Quality Income Municipal Fund	19,102	243,550
	Nuveen Georgia Premium Income Municipal Fund	7,680	100,224
	Nuveen Insured California Premium Income Municipal Fund II	19,837	259,865
	Nuveen Insured Florida Premium Income Municipal Fund	34,322	456,139
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund	1,408	17,628
	Nuveen Insured Municipal Opportunity Fund, Inc.	40,520	551,072
	Nuveen Insured Premium Income Municipal Fund	39,650	472,231
	Nuveen Maryland Premium Income Municipal Fund	11,478	147,607
	Nuveen Michigan Premium Income Municipal Fund	7,587	97,341
	Nuveen Michigan Quality Income Municipal Fund	21,461	281,354
	Nuveen New Jersey Dividend Advantage Municipal Fund	28,616	376,873
	Nuveen New Jersey Investment Quality Municipal Fund	14,858	194,491
	Nuveen New York Quality Income Municipal Fund	25,746	333,153
	Nuveen North Carolina Premium Income Municipal Fund	24,604	325,019
	Nuveen Ohio Dividend Advantage Municipal Fund	6,358	84,116
	Nuveen Pennsylvania Investment Quality Municipal Fund	15,675	205,343
	Nuveen Pennsylvania Premium Income Municipal Fund II	14,506	178,569
	Nuveen Performance Plus Municipal Fund	19,020	253,727
	Nuveen Premier Insured Municipal Income Fund, Inc.	24,652	321,955
	Nuveen Premium Income Municipal Fund IV	25,175	288,505
	Nuveen Quality Income Municipal Fund	30,000	404,100
	Nuveen Texas Quality Income Municipal Fund	3,000	40,380
	Nuveen Virginia Premium Income Municipal Fund	13,094	176,900
	Putnam Municipal Opportunities Trust	43,189	480,262
	Seligman Select Municipal Fund, Inc.	32,500	313,625
	Western Asset Managed Municipals Fund, Inc.	35,000	387,450

			12,920,701

49.02%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	130,283	1,168,639
	Aberdeen Asia-Pacific Income Fund, Inc.	123,861	770,415
	Aberdeen Global Income Fund, Inc.	74,465	904,005
	ACM Managed Dollar Income Fund	311,503	2,277,087
	Advent/Claymore Convertible Securities & Income Fund	29,428	689,792
	AllianceBernstein Income Fund(e)	675,849	5,656,856
	BlackRock Core Bond Trust(e)	349,388	4,297,472
	BlackRock Corporate High Yield Fund III, Inc.	14,160	98,554
	BlackRock Corporate High Yield Fund V, Inc.	66,266	777,963
	BlackRock Corporate High Yield Fund VI, Inc.	11,485	134,834
	BlackRock Enhanced Goverment Fund, Inc.	14,325	249,112
	BlackRock High Income Shares	315,009	693,020
	BlackRock High Yield Trust	54,032	369,039
	BlackRock Income Opportunity Trust	17,328	174,666
	BlackRock Income Trust(e)	1,255,056	7,593,089
	BlackRock Limited Duration Income Trust	27,440	431,631

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	BlackRock Preferred & Corporate Income Strategies Fund, Inc.	23,629	$373,811
	BlackRock Strategic Bond Trust	90,885	1,061,537
	Castle Convertible Fund, Inc.	43,490	953,736
	Claymore/Guggenheim Strategic Fund	21,871	363,059
	Credit Suisse Asset Management Income Fund, Inc.	27,925	100,530
	Credit Suisse High Yield Bond Fund	100,699	359,495
	Dreyfus High Yield Strategies Fund(e)	929,085	3,549,105
	Duff & Phelps Utility & Corporate Bond Trust, Inc.(e)	71,459	791,766
	DWS Dreman Value Income Edge Fund	21,300	291,597
	DWS Global High Income Fund, Inc.	64,485	541,029
	DWS High Income Trust	49,900	243,013
	DWS Multi-Market Income Trust	284,016	2,380,054
	DWS Strategic Income Trust	35,480	403,408
	Eaton Vance Limited Duration Income Fund(e)	114,663	1,754,344
	Eaton Vance Short Duration Diversified Income Fund(e)	127,170	2,015,644
	Ellsworth Fund Ltd.	75,981	605,569
	Evergreen Income Advantage Fund	52,621	616,192
	Evergreen Multi-Sector Income Fund(e)	218,666	3,511,776
	First Trust/FIDAC Mortgage Income Fund	47,318	822,387
	First Trust/Four Corners Senior Floating Rate Income Fund	88,556	1,281,405
	First Trust/Four Corners Senior Floating Rate Income Fund II(e)	166,941	2,497,437
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund(e)	253,858	3,889,105
	Flaherty & Crumrine/Claymore Total Return Fund, Inc.(e)	139,331	2,220,936
	Franklin Templeton Limited Duration Income Trust	250,454	2,970,384
	Hyperion Strategic Mortgage Income Fund, Inc.	70,810	635,874
	Hyperion Total Return Fund	61,025	432,057
	ING Prime Rate Trust(e)	238,379	1,415,971
	John Hancock Preferred Income Fund III	156,230	2,932,437
	Lehman Brothers/First Trust Income Opportunity Fund	76,704	923,516
	MFS Charter Income Trust(e)	822,570	6,975,394
	MFS InterMarket Income Trust I	67,204	543,680
	MFS Intermediate Income Trust(e)	1,869,325	11,832,827
	MFS Multimarket Income Trust(e)	1,127,981	6,553,570
	Morgan Stanley Emerging Markets Debt Fund, Inc.(e)	337,062	3,279,613
	Morgan Stanley Global Opportunity Bond Fund, Inc.	52,462	363,562
	Morgan Stanley High Yield Fund, Inc.	163,659	924,673
	New America High Income Fund, Inc.	26,179	43,457
	Nuveen Multi-Currency Short-Term Government Income Fund	31,000	539,400
	Nuveen Multi-Strategy Income & Growth Fund(e)	418,459	4,427,296
	Nuveen Multi-Strategy Income & Growth Fund II(e)	643,475	6,859,443
	Nuveen Quality Preferred Income Fund III	8,427	92,107
	Nuveen Tax-Advantaged Floating Rate Fund	23,299	221,340
	Prospect Street High Income Portfolio, Inc.	285,259	750,231
	Putnam High Income Securities Fund	11,885	94,961
	Putnam Master Intermediate Income Trust	36,277	225,280
	Putnam Premier Income Trust(e)	1,116,417	6,944,114
	Transamerica Income Shares, Inc.(e)	86,878	1,634,175
	Van Kampen Bond Fund	23,650	404,651
	Western Asset Emerging Markets Debt Fund, Inc.(e)	306,033	5,597,344
	Western Asset Emerging Markets Income Fund II, Inc.	78,185	1,015,623
	Western Asset Global High Income Fund, Inc.	192,053	2,256,623
	Western Asset Global Partners Income Fund, Inc.	144,195	1,538,561
	Western Asset High Income Fund II, Inc.	264,554	2,619,085

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Western Asset High Income Opportunity Fund, Inc.(e)	501,814	$3,040,993
	Western Asset Worldwide Income Fund, Inc.(e)	109,343	1,444,421

			136,445,772

	Total Exchange Traded/Closed-End Funds
	(Cost $167,313,135)		166,190,238

		Contracts

0.22%	PURCHASED OPTIONS(f)
	CBOE SPX Volatility Index:
	5/21/2008, Call @ $22.50	1,306	130,600
	5/21/2008, Call @ $25	2,480	124,000
	Energy Select Sector SPDR, 6/30/2008, Put @ $70	1,997	167,748
	Financial Select Sector SPDR:
	5/17/2008, Put @ $23	5,143	30,858
	5/17/2008, Put @ $24	2,446	22,014
	5/17/2008, Put @ $26	2,877	126,588

	Total Purchased Options
	(Cost $970,833)		601,808

		Shares

2.58%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 2.66%(g)	7,173,944	7,173,944

110.46%	Total Investments
	(Cost $309,273,369)		307,421,403

(10.46)%	Liabilities in excess of other assets		(29,102,495)

100.00%	NET ASSETS		$278,318,908

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	Foreign bond denominated in foreign currency, but shown in U.S. Dollars.
(e)	All or a portion of the security is segregated in connection with foreign currency and futures contracts.
(f)	Non-income producing securities.
(g)	Rate represents the effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
PLC	Public Liability Co.
PSF-G	Public School Fund Guaranteed
REMIC	Real Estate Mortgage Investment Conduit
SPDR	S&P Depositary Receipts

See accompanying notes to financial statements.

YIELDQUEST TOTAL RETURN BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
XLCA	Insured by XL Capital Assurance

% of
Net Assets	Description		Shares	Value

5.02%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares Lehman 1-3 Year Treasury Bond Fund		111,082	$9,259,796
	iShares Lehman U.S. Treasury Inflation Protected
	Securities Bond Fund		44,000	4,712,840
	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $13,783,721)			$13,972,636

			Principal

9.12%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Bill, Zero Coupon, 8/14/2008		$6,000,000	$5,975,796
	U.S. Treasury Bond, 2.125%, 1/31/2010		4,000,000	3,993,752
	U.S. Treasury Note, 3.875%, 10/31/2012		4,500,000	4,672,971
	U.S. Treasury Note, 2.00%, 2/28/2010		10,800,000	10,751,908

	Total U.S. Treasury Securities Sold Short
	(Proceeds $25,400,032)			$25,394,427

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	Euro-Bund, June 08, expires 6/10/2008	22	$3,918,156	$(31,369)
	U.S. Dollar Index, June 08, expires 6/6/2008	56	4,072,320	(14,790)
	U.S. 10 Year Note, June 08, expires 6/20/2008	7	810,688	670

				(45,489)

	FUTURES CONTRACTS SOLD SHORT
	S&P 500 E-mini, June 08, expires 6/20/2008	381	26,403,300	201,340
	U.S. 5 Year Note, June 08, expires 6/30/2008	51	5,711,203	(27,598)
	U.S. Long Bond, June 08, expires 6/19/2008	24	2,805,375	(29,674)
	WTI/Crude Oil, June 08, expires 5/20/2008	33	3,744,180	(92,498)

				51,570

	Total			$6,081

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index,
Series 2007-1	$9,400,000	Sell	0.15%	8/25/2037	$(176,804)
CDX North American Index
High Yield, Series 10	(30,000,000)	Buy	5.00%	6/20/2013	(165,348)
LCDX North American Index,
Series 9.1	4,300,000	Sell	2.25%	12/20/2012	176,854

					$(165,298)

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2008
% of
Net Assets	Description	Principal	Value

2.72%	CORPORATE BONDS
0.44%	Banks
	Wachovia Corp., 5.75%, 2/1/2018, Series G	$700,000	$699,280

1.59%	Financial Services
	Bear, Stearns & Co., Inc., 6.40%, 10/2/2017(a)	1,100,000	1,137,686
	MBIA Insurance Co., 14.00%, 1/15/2033, Callable 1/15/2013 @ 100(b)(c)	440,000	403,016
	Merrill Lynch & Co., Inc., 5.45%, 2/5/2013, Series C(a)	1,000,000	974,346

			2,515,048

0.44%	Health Care
	UnitedHealth Group, Inc., 6.00%, 2/15/2018	700,000	693,540

0.25%	Retail
	Sears Roebuck Acceptance Corp., 6.75%, 8/15/2011	400,000	386,380

	Total Corporate Bonds
	(Cost $4,207,248)		4,294,248

61.77%	MUNICIPAL BONDS
1.52%	Alabama
	Alabama Agriculture & Mechanical, 5.00%, 11/1/2017,
	AMBAC, Revenue, Callable 5/1/2017 @ 100(a)	1,900,000	2,018,674
	Alabama State Federal Highway Finance Authority, 5.00%, 3/1/2017,
	Series A, MBIA, Revenue, Callable 3/1/2012 @ 100(a)	275,000	287,521
	Birmingham Jefferson Civic Center Authority, 4.125%, 7/1/2017,
	Series A, AMBAC, Special Tax, Callable 7/1/2008 @ 100	100,000	93,917

			2,400,112

0.65%	Arizona
	Mesa AZ, 5.00%, 7/1/2009, FGIC, GO(a)	1,000,000	1,028,270

0.15%	Arkansas
	Arkansas Development Finance Authority, 5.00%, 11/1/2014,
	Series B, FSA, Revenue(a)	220,000	241,146

7.28%	California
	Antioch California Union School District,
	4.25%, 9/1/2021, COP, FGIC, Callable 9/1/2015 @ 100(a)	685,000	646,866
	Berryessa Union School District,
	4.75%, 8/1/2016, Series B, FSA, GO, Callable 8/1/2011 @ 101	100,000	104,842
	California State:(a)
	4.50%, 8/1/2026, GO, Callable 2/1/2017 @ 100	1,350,000	1,304,248
	5.25%, 3/1/2036, GO, Callable 3/1/2018 @ 100	2,000,000	2,050,780
	5.00%, 4/1/2038, GO, Callable 4/1/2018 @ 100	4,000,000	3,981,360
	Chabot-Las Positas Community College District,
	Zero Coupon, 8/1/2014, AMBAC, GO(a)	500,000	391,250
	Los Angeles Unified School District,
	4.75%, 7/1/2029, Series G, AMBAC, GO, Callable 7/1/2016 @ 100	790,000	791,541
	Oakland Redevelopment Agency, 5.50%, 2/1/2014, AMBAC, Tax Allocation	145,000	154,905
	San Jose, California Parks & Public Safety,
	4.00%, 9/1/2019, GO, Callable 9/1/2015 @ 100(a)	1,050,000	1,039,573
	University of California, 5.00%, 5/15/2020, Series B, AMBAC,
	Revenue, Callable 5/15/2013 @ 100(a)	1,000,000	1,039,580

			11,504,945

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

0.93%	Colorado
	Adams County School District No. 14,
	5.00%, 12/1/2015, MBIA State Aid Withholding, GO	$425,000	$467,075
	Arkansas River Power Authority, 5.25%, 10/1/2016, XLCA, Revenue(a)	300,000	322,323
	Douglas County School District No. RE1 Douglas & Elber Counties,
	7.00%, 12/15/2012, MBIA State Aid Withholding, GO(a)	585,000	680,665

			1,470,063

2.28%	Florida
	Dunedin Utility System, 6.25%, 10/1/2011, FGIC, Revenue	50,000	55,035
	Lakeland, Florida Energy System,
	5.00%, 10/1/2024, Revenue, Callable 10/1/2016 @ 100(a)	1,045,000	1,063,611
	Miami-Dade County Public Facilities,
	4.375%, 6/1/2037, Series A, MBIA, Revenue, Callable 6/1/2015 @ 100	500,000	454,490
	Nassau County Public Improvement, 5.00%, 5/1/2021, MBIA, Revenue(a)	1,260,000	1,340,615
	Orlando Tourist Development Tax, 5.25%, 11/1/2020, Series A,
	Assured Guaranty, Revenue, Callable 11/1/2017 @ 100	645,000	681,513

			3,595,264

0.0%	Georgia
	Fulton County, Georgia Development Authority, Zero Coupon, 5/1/2033(d)	105,000	2,100

7.87%	Illinois
	Bolingbrook, 5.375%, 1/1/2038, Series A, FGIC, GO,
	Prerefunded 1/1/2012 @ 100	4,000,000	4,330,760
	Chicago O’Hare International Airport:
	4.00%, 1/1/2012, Series A, FSA, Revenue	500,000	513,680
	5.25%, 1/1/2016(a), Series B, MBIA, Revenue	260,000	282,846
	City of Bellwood, 4.45%, 12/1/2020, Series B, MBIA, GO,
	Callable 12/1/2015 @ 100	100,000	101,022
	City of Oak Park, Zero Coupon, 11/1/2013, Series B,
	GO, Callable 11/1/2012 @ 100(a)	500,000	404,260
	City of Orland Park, 4.125%, 12/1/2018, XCLA, GO,
	Callable 12/1/2014 @ 100(a)	260,000	260,959
	Cook County Community High School District No. 219 Niles Township,
	3.625%, 12/1/2012, MBIA, GO, ETM	685,000	704,036
	Cook County Community School District No. 97 Oak Park,
	9.00%, 12/1/2015, Series B, FGIC, GO(a)	300,000	402,507
	Cook County School District No. 100, 8.10%, 12/1/2015, FSA, GO, ETM(a)	300,000	393,894
	Jackson & Williamson Counties Community High School District No. 165:
	6.50%, 12/1/2018, AMBAC, GO, Prerefunded 12/1/2009 @ 100	1,735,000	1,846,856
	7.50%, 12/1/2009(e), AMBAC, GO	250,000	269,068
	Kane County Forest Preservation District, 5.00%,
	12/30/2010, GO, Prerefunded 12/30/2009 @ 100	800,000	834,144
	Metropolitan Pier & Exposition Authority Dedicated State Tax Revenue,
	5.375%, 6/1/2013, FGIC, Revenue(a)	1,260,000	1,377,470
	Peoria Public Building Commission School District Facilities Revenue,
	5.00%, 12/1/2010, FGIC, Revenue	500,000	525,960
	Winnebago County, 4.25%, 12/30/2013, MBIA, GO	175,000	183,503

			12,430,965

2.17%	Indiana
	Decatur Township Marion County Multi-School Building Corp.,
	5.00%, 7/15/2015, Series B, FSA State Aid Withholding, Revenue(a)	605,000	664,266
	Greenfield Central Community Building Corp., 2.80%, 7/15/2008, FSA, Revenue	100,000	100,148
	Hammond Local Public Improvement Bond Bank,
	4.50%, 8/15/2017, Series A, XLCA, Revenue, Callable 8/15/2011 @ 100(a)	895,000	903,637
	Hammond Public Library Leasing Corp., 5.00%, 7/10/2014, XLCA, Revenue(a)	410,000	435,690

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

	Indiana (Continued)
	Indiana State Fair Common Fairgrounds,
	4.20%, 1/1/2014, AMBAC, Revenue, Callable 1/1/2013 @ 100(a)	$390,000	$402,975
	Indiana Transportation Finance Authority,
	5.50%, 12/1/2015, Series C, FGIC, Revenue(a)	585,000	655,200
	Randolph Central School Building Corp.,
	4.75%, 7/15/2011, FSA State Aid Withholding, Revenue	250,000	267,795

			3,429,711

0.43%	Iowa
	Sioux City Community School District School Infrastructure,
	4.00%, 10/1/2015, Series B, CIFG, Revenue, Callable 10/1/2014 @ 100(a)	650,000	673,023

0.68%	Kansas
	Miami County Unified School District No. 416, 5.00%, 9/1/2016, MBIA, GO(a)	1,000,000	1,081,910

0.72%	Louisiana
	Louisiana State:(a)
	5.00%, 8/1/2012, Series A, MBIA, GO	350,000	373,481
	5.00%, 7/15/2015, Series B, CIFG, GO	500,000	540,375
	5.25%, 10/15/2015, Series A, AMBAC, GO, Callable 10/15/2014 @ 100	200,000	217,984

			1,131,840

0.45%	Massachusetts
	Massachusetts State Health & Educational Facilities Authority,
	4.50%, 10/1/2031, Series F, FGIC, Revenue, Callable 10/1/2016 @ 100	750,000	715,493

1.63%	Michigan
	City of Detroit, 5.00%, 4/1/2012, Series C, FSA, GO	50,000	53,582
	Michigan State, 6.25%, 11/1/2012, GO(a)	2,000,000	2,142,140
	Plymouth-Canton Community School District,
	5.25%, 5/1/2015, Q-SBLF, GO, Callable 5/1/2013 @ 100	350,000	380,149

			2,575,871

0.50%	Minnesota
	Rochester Electric Utility, 5.10%, 12/1/2017, Revenue,
	Prerefunded 12/1/2010 @ 100	735,000	783,253

0.28%	Mississippi
	Itawamba Community College District, 5.00%, 2/1/2011, XLCA-ICR, GO	50,000	52,581
	Mississippi State:
	6.00%, 9/1/2011(a), FSA, GO	265,000	291,887
	4.25%, 8/1/2016, GO, Callable 8/1/2013 @ 100	100,000	102,449

			446,917

1.36%	Missouri
	Joint Municipal Electric Utility Commission Power Project:
	5.00%, 1/1/2015(a), MBIA, Revenue	620,000	665,241
	5.00%, 1/1/2042, Series A, AMBAC, Revenue, Callable 1/1/2017 @ 100	585,000	579,314
	St. Louis Airport, 5.00%, 7/1/2015, Series A, FSA, Revenue(a)	825,000	896,165

			2,140,720

3.34%	Nevada
	Clark County:
	4.50%, 6/1/2018(a), FSA, GO, Callable 6/1/2016 @ 100	275,000	286,908
	3.50%, 11/1/2026, AMBAC, GO, Callable 11/1/2016 @ 100	3,610,000	2,996,120
	North Las Vegas Local Improvement,
	4.125%, 12/1/2014, AMBAC, Special Assessment(a)	270,000	280,951
	Truckee Meadows Water Authority,
	5.25%, 7/1/2034, Series A, FSA, Revenue, Callable 7/1/2011 @ 100(a)	340,000	365,724

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

	Nevada (Continued)
	Washoe County School District, 5.25%, 6/1/2014, FGIC, GO(a)	$1,000,000	$1,097,830
	Water Pollution Control, 3.25%, 8/1/2010, FSA, GO(a)	250,000	254,325

			5,281,858

1.21%	New Jersey
	City of Clifton, 4.25%, 8/1/2017, CIFG, GO, Callable 7/1/2011 @ 100(a)	560,000	581,269
	Hoboken Municipal Hospital Authority, 4.45%, 7/1/2021, Series A,
	FSA Municipal Government Guaranteed, Revenue,
	Callable 7/1/2017 @ 100(a)	1,000,000	1,018,030
	New Jersey State Educational Facilities Authority Revenue,
	4.25%, 3/1/2012, Series A, Revenue, Callable 3/1/2011 @ 100(a)	300,000	307,608

			1,906,907

0.33%	New Mexico
	Tucumcari Municipal Gross Receipt Lodgers Tax Revenue,
	4.625%, 6/1/2017, MBIA, Revenue, Callable 6/1/2010 @ 100	510,000	517,992

0.78%	New York
	City of New York, 3.90%, 9/1/2016, Series F-1, GO, Callable 9/1/2015 @ 100	100,000	100,630
	City of Utica Public Improvement, 4.75%, 4/1/2015, FSA, GO(a)	335,000	360,055
	Erie County Public Improvement, 5.00%, 12/1/2015, Series A, MBIA, GO	100,000	108,171
	New York City Municipal Water Finance Authority,
	2.375%, 6/15/2010, Series C, Revenue	50,000	49,882
	New York City Transit Finance Authority,
	5.50%, 5/1/2025, Revenue, Prerefunded 5/1/2009 @ 101(a)	300,000	313,929
	Troy Industrial Development Authority Civic Facility,
	4.05%, 4/1/2037, Revenue, Callable 9/1/2011 @ 100(a)(c)	290,000	297,885

			1,230,552

0.30%	North Carolina
	North Carolina Eastern Municipal Power Agency Power System,
	5.00%, 1/1/2017, Series A, Revenue, ETM(a)	435,000	473,328

0.82%	Ohio
	City of Cleveland Various Purpose,
	5.50%, 12/1/2013, MBIA, GO, Callable 12/1/2012 @ 100(a)	570,000	624,070
	Ohio State, 5.00%, 9/15/2018, Series A, GO, Callable 3/15/2015 @ 100	625,000	670,675

			1,294,745

1.78%	Oklahoma
	Tulsa County Public Facilities Authority,
	6.95%, 11/1/2011, Revenue, Callable 11/1/2009 @ 102(a)	1,670,000	1,774,492
	University of Oklahoma, 5.00%, 7/1/2023,
	Series A, FGIC, Revenue, Callable 7/1/2016 @ 100(a)	1,000,000	1,038,600

			2,813,092

1.17%	Pennsylvania
	Philadelphia Authority for Industrial Development,
	5.00%, 12/1/2016, FGIC, Revenue(a)	500,000	528,160
	Philadelphia School District, 5.50%, 2/1/2026,
	Series A, FSA State Aid Withholding, GO, Prerefunded 2/1/2012 @ 100	1,000,000	1,090,710
	St. Clair Area School District, 2.15%, 11/15/2008,
	FGIC State Aid Withholding, GO(a)	235,000	234,899

			1,853,769

0.29%	Puerto Rico
	Puerto Rico Commonwealth Highway & Transportation Authority,
	5.50%, 7/1/2016, Series AA, FGIC, Revenue(a)	445,000	463,347

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

2.22%	South Carolina
	Beaufort County, 8.00%, 3/1/2016, MBIA State Aid Withholding, GO(a)	$850,000	$1,094,876
	South Carolina Transportation Infrastructure Bank,
	5.00%, 10/1/2033, Series A, AMBAC, Revenue, Callable 10/1/2013 @ 100(a)	1,520,000	1,537,146
	State Highway, 3.00%, 8/1/2020, Series A, GO, Callable 5/1/2015 @ 100(a)	1,000,000	872,020

			3,504,042

1.02%	Tennessee
	Metropolitan Government Nashville & Davidson County Water & Sewer,
	5.20%, 1/1/2013, FGIC, Revenue(a)	1,500,000	1,609,275

14.33%	Texas
	Aledo Independent School District, 5.00%, 2/15/2016,
	Series A, PSF-G, GO, Callable 2/15/2015 @ 100(a)	530,000	575,575
	Austin Electric Utility System, 5.50%, 11/15/2015, Series A, AMBAC, Revenue	500,000	559,705
	Austin, Texas Water & Wastewater System:(a)
	5.00%, 11/15/2018, MBIA, Revenue	600,000	651,672
	5.00%, 11/15/2021, AMBAC, Revenue	750,000	799,267
	Birdville Independent School District, Zero Coupon, 2/15/2012, PSF-G, GO(a)	465,000	409,088
	Brazoria County Municipal Utility District No. 26,
	4.60%, 9/1/2028, FGIC, GO, Callable 9/01/2013 @ 100	100,000	92,245
	Bryan Waterworks & Sewer, 4.25%, 7/1/2018,
	MBIA, Revenue, Callable 7/1/2014 @ 100	90,000	90,675
	Cedar Park, 5.00%, 2/15/2016, MBIA, GO(a)	500,000	535,925
	City of Corsicana, 4.00%, 2/15/2010, XLCA, GO(a)	300,000	304,572
	City of Midlothian, 5.50%, 8/15/2013, MBIA, GO(a)	175,000	194,215
	City of Rowlett, 4.50%, 2/15/2014, MBIA, GO(a)	715,000	758,994
	City of San Marcos, 4.45%, 8/15/2021, FSA, GO, Callable 8/15/2014 @ 100	140,000	141,366
	City of Southlake, 4.00%, 2/15/2017, AMBAC, GO, Callable 2/15/2014 @ 100(a)	285,000	288,508
	City of Waco, 4.40%, 2/1/2029, XLCA, GO, Callable 2/1/2015 @ 100(a)	340,000	322,667
	Conroe Independent School District, 5.00%, 2/15/2014, Series A, PSF-G, GO(a)	750,000	817,770
	Corpus Christi Utility System, 5.50%, 7/15/2009, Series A, FSA, Revenue	50,000	51,909
	Dallas TX, 5.00%, 2/15/2019, GO, Callable 2/15/2014 @ 100(a)	275,000	290,208
	Dallas Waterworks & Sewer Systems, 5.00%, 10/1/2011, Series A, Revenue(a)	600,000	641,568
	Dallas-Fort Worth International Airport Facility Improvement Corp.,
	6.00%, 11/1/2014, Revenue, Callable 6/5/2008 @ 100	140,000	115,242
	El Paso County, 5.25%, 2/15/2020, FSA, GO, Prerefunded 2/15/2012 @ 100	675,000	729,581
	El Paso TX, 5.00%, 8/15/2021, MBIA, GO(a)	1,490,000	1,578,372
	Harris County:
	5.25%, 10/1/2019(a), GO, Callable 10/1/2013 @ 100	250,000	274,598
	5.25%, 8/15/2035, Series A, FSA, Revenue, Prerefunded 8/15/2010 @ 100	5,000,000	5,311,550
	Laguna Madre Water District, 4.50%, 3/1/2024,
	AMBAC, Revenue, Callable 3/1/2016 @ 100(a)	595,000	594,964
	North East Independent School District, 5.25%, 8/1/2011, PSF-G, GO	140,000	150,724
	Northwest Harris County Municipal Utility District No.
	5, 5.50%, 5/1/2016, Series A, AMBAC, GO(a)	585,000	660,705
	Pearland Waterworks & Sewer Systems, 6.00%, 9/1/2011, AMBAC, Revenue	135,000	147,664
	Pflugerville Indepedent School District,
	5.75%, 8/15/2019, PSF-G, GO, Prerefunded 8/15/2010 @ 100	1,510,000	1,620,713
	Port Arthur Independent School District, 5.00%, 2/15/2014, AMBAC, GO(a)	840,000	913,601
	State Municipal Power Agency, Zero Coupon, 9/1/2010, AMBAC, Revenue(a)	250,000	232,710
	State Transportation Community Mobility, 5.00%, 4/1/2010, Series A, GO	170,000	178,019
	State Turnpike Authority Central Texas Turnpike System, Zero Coupon,
	8/15/2015, Series A, AMBAC, Revenue(a)	705,000	514,333
	Tarrant County, Texas Health Facilities, 5.00%, 12/1/2019,
	FSA, Revenue, Callable 12/1/2017 @ 100(a)	250,000	270,125

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

	Texas (Continued)
	University of Texas, 5.00%, 7/1/2017, Revenue, Callable 7/1/2016 @ 100(a)	$715,000	$781,466
	Upper Trinity Regional Water District, 4.00%, 8/1/2020,
	XCLA, Revenue, Callable 2/1/2017 @ 100(a)	1,100,000	1,031,250

			22,631,546

0.66%	Utah
	Alpine School District, 4.25%, 3/15/2013, School Board Guarantee, GO(a)	500,000	525,055
	Salt Lake City Utah School District, 4.375%, 3/1/2017,
	Series A, School Board Guarantee, GO, Callable 3/1/2013 @ 100(a)	500,000	516,545

			1,041,600

4.45%	Washington
	Central Puget Sound Transportation Authority Sales & Use Tax,
	5.00%, 11/1/2032, Series A, FSA, Revenue, Callable 11/1/2017 @ 100	675,000	692,955
	Energy Northwest Wind Project, 5.00%, 7/15/2015, Series A, AMBAC, Revenue	700,000	761,306
	King County School District No. 411 Issaquah, 5.00%, 12/1/2018,
	FSA School Board Guaranty, GO, Callable 6/1/2017 @ 100(a)	1,125,000	1,222,346
	Washington State, 5.00%, 1/1/2021, Series D, GO, Callable 1/1/2018 @ 100(a)	2,520,000	2,682,666
	Washington State University Athletic Facilities:(a)
	4.00%, 10/1/2016, AMBAC, Revenue	570,000	580,175
	4.00%, 10/1/2017, AMBAC, Revenue, Callable 4/1/2017 @ 100	555,000	560,378
	Yakima County School District No. 201 Sunnyside, 4.50%, 12/1/2017,
	FSA School Board Guaranty, GO, Callable 6/1/2014 @ 100(a)	500,000	521,010

			7,020,836

0.17%	Wisconsin
	Wisconsin State, 6.25%, 5/1/2012, GO(a)	235,000	262,761

	Total Municipal Bonds
	(Cost $96,631,850)		97,557,253

0.21%	FOREIGN BONDS
0.21%	Financial Services
	General Electric Capital Corp., 6.75%, 9/26/2016, Series EMTN(f)	500,000	332,390

	Total Foreign Bonds
	(Cost $345,533)		332,390

		Shares

49.25%	EXCHANGE TRADED/CLOSED-END FUNDS
0.32%	Asset Allocation Closed-End Fund
	TS&W/Claymore Tax-Advantaged Balanced Fund(e)	40,990	498,029

0.15%	Equity Closed-End Funds
	Nuveen Real Estate Income Fund	14,000	241,080

38.71%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust(e)	28,913	425,021
	BlackRock Florida Municipal 2020 Term Trust(e)	22,938	296,130
	BlackRock Insured Municipal Term Trust, Inc.(e)	141,163	1,421,511
	BlackRock Muni Intermediate Duration Fund, Inc.(e)	13,300	179,417
	BlackRock MuniHoldings California Insured Fund, Inc.(e)	67,685	869,075
	BlackRock MuniHoldings Florida Insured Fund(e)	183,387	2,283,168
	BlackRock MuniHoldings Fund II, Inc.	13,900	188,345
	BlackRock MuniHoldings Insured Fund II, Inc.(a)	217,740	2,599,816
	BlackRock MuniHoldings Insured Fund, Inc.(e)	178,108	2,131,953
	BlackRock MuniHoldings New Jersey Insured Fund, Inc.	28,000	374,920

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	BlackRock MuniHoldings New York Insured Fund, Inc.(e)	35,236	$449,964
	BlackRock MuniYield California Insured Fund, Inc.	30,000	389,700
	BlackRock MuniYield Florida Fund(e)	83,583	1,065,683
	BlackRock MuniYield Florida Insured Fund(e)	82,045	1,010,794
	BlackRock MuniYield Michigan Insured Fund II, Inc.(e)	78,887	983,721
	BlackRock MuniYield Michigan Insured Fund, Inc.(e)	63,901	854,995
	BlackRock MuniYield New Jersey Fund, Inc.	13,050	180,351
	BlackRock MuniYield New Jersey Insured Fund, Inc.(e)	53,799	713,375
	BlackRock MuniYield Pennsylvania Insured Fund(e)	69,082	922,935
	BlackRock MuniYield Quality Fund II(e)	148,954	1,707,013
	Delaware Investments Minnesota Municipal Income Fund II, Inc.(e)	57,193	767,530
	Dreyfus Municipal Income Fund, Inc.	17,467	154,059
	DTF Tax Free Income, Inc.(e)	132,396	1,832,361
	DWS Municipal Income Trust(e)	216,088	2,312,142
	DWS Strategic Municipal Income Trust(e)	19,258	220,889
	Eaton Vance Massachusetts Municipal Income Fund	12,582	166,711
	Eaton Vance New Jersey Municipal Income Trust(e)	47,328	600,592
	Federated Premier Intermediate Municipal Income Fund	8,927	115,783
	Insured Municipal Income Fund(e)	41,625	533,216
	Investment Grade Municipal Income Fund(e)	51,972	656,926
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund(e)	123,437	1,505,931
	Morgan Stanley Insured Municipal Trust	4,700	61,382
	Morgan Stanley Municipal Premium Income Trust	2,825	23,532
	Morgan Stanley Quality Municipal Investment	19,700	251,963
	Neuberger Berman Intermediate Municipal Fund, Inc.(e)	86,146	1,126,790
	Neuberger Berman New York Intermediate Municipal Fund, Inc.(e)	14,749	188,492
	Nuveen California Dividend Advantage Municipal Fund II	16,600	220,946
	Nuveen California Investment Quality Municipal	24,385	329,685
	Nuveen California Quality Income Municipal Fund(e)	44,226	605,896
	Nuveen California Select Quality Municipal Fund	34,175	453,844
	Nuveen Dividend Advantage Municipal Fund	6,438	86,205
	Nuveen Dividend Advantage Municipal Fund III(e)	14,500	198,940
	Nuveen Florida Investment Quality Municipal Fund(e)	113,439	1,448,616
	Nuveen Florida Quality Income Municipal Fund(e)	126,078	1,607,494
	Nuveen Georgia Premium Income Municipal Fund(e)	64,286	838,932
	Nuveen Insured California Premium Income Municipal Fund II	18,000	235,800
	Nuveen Insured Dividend Advantage Municipal Fund(e)	48,789	657,188
	Nuveen Insured Florida Premium Income Municipal Fund(e)	52,310	695,200
	Nuveen Insured Florida Tax-Free Advantage Municipal Fund(e)	60,634	759,138
	Nuveen Insured Municipal Opportunity Fund, Inc.	54,000	734,400
	Nuveen Insured Premium Income Municipal Fund(e)	155,436	1,851,243
	Nuveen Maryland Dividend Advantage Municipal Fund II(e)	14,690	205,513
	Nuveen Maryland Premium Income Municipal Fund	24,245	311,791
	Nuveen Michigan Premium Income Municipal Fund(e)	29,376	376,894
	Nuveen Michigan Quality Income Municipal Fund	49,599	650,243
	Nuveen New Jersey Investment Quality Municipal Fund(e)	101,274	1,325,677
	Nuveen New Jersey Premium Income Municipal Fund	8,225	110,873
	Nuveen New York Dividend Advantage Municipal Fund	24,800	332,568
	Nuveen New York Investment Quality Municipal Fund(e)	31,177	408,107
	Nuveen New York Performance Plus Municipal Fund(e)	15,031	218,400
	Nuveen New York Quality Income Municipal Fund(e)	100,474	1,300,134
	Nuveen New York Select Quality Municipal Fund	35,500	462,920
	Nuveen North Carolina Dividend Advantage Municipal Fund II	9,671	131,526
	Nuveen North Carolina Premium Income Municipal Fund(e)	34,209	451,901

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen Ohio Dividend Advantage Municipal Fund	9,277	$122,735
	Nuveen Ohio Quality Income Municipal Fund(e)	44,994	624,517
	Nuveen Pennsylvania Investment Quality Municipal Fund(e)	132,173	1,731,466
	Nuveen Pennsylvania Premium Income Municipal Fund II(e)	186,833	2,299,914
	Nuveen Performance Plus Municipal Fund(e)	70,290	937,669
	Nuveen Premier Insured Municipal Income Fund, Inc.(e)	74,878	977,907
	Nuveen Premier Municipal Income Fund, Inc.(e)	10,538	135,519
	Nuveen Premium Income Municipal Fund II	2,625	34,624
	Nuveen Premium Income Municipal Fund IV(e)	102,881	1,179,016
	Nuveen Texas Quality Income Municipal Fund	15,000	201,900
	Nuveen Virginia Premium Income Municipal Fund	15,469	208,986
	PIMCO New York Municipal Income Fund III	9,134	119,564
	Putnam Municipal Opportunities Trust(e)	190,712	2,120,717
	Seligman Select Municipal Fund, Inc.(e)	130,760	1,261,834
	Western Asset Intermediate Municipal Fund, Inc.	88,895	777,831
	Western Asset Managed Municipals Fund, Inc.(e)	53,422	591,382
	Western Asset Municipal Partners Fund, Inc.(e)	95,796	1,226,189

			61,128,030

10.07%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	22,500	201,825
	AllianceBernstein Income Fund(e)	66,610	557,526
	BlackRock Core Bond Trust(e)	8,639	106,260
	BlackRock Enhanced Goverment Fund, Inc.	4,700	81,733
	BlackRock Income Trust(e)	266,759	1,613,892
	BlackRock Limited Duration Income Trust	17,190	270,399
	BlackRock Strategic Bond Trust	22,720	265,370
	Credit Suisse Asset Management Income Fund, Inc.	88,000	316,800
	Dreyfus High Yield Strategies Fund(e)	122,575	468,236
	DWS Multi-Market Income Trust	58,886	493,465
	Eaton Vance Limited Duration Income Fund(e)	30,733	470,215
	Eaton Vance Short Duration Diversified Income Fund	6,000	95,100
	Evergreen Multi-Sector Income Fund	21,039	337,886
	First Trust/Four Corners Senior Floating Rate Income Fund	15,000	217,050
	First Trust/Four Corners Senior Floating Rate Income Fund II(e)	38,252	572,250
	Franklin Templeton Limited Duration Income Trust	59,472	705,338
	ING Prime Rate Trust(e)	42,000	249,480
	John Hancock Preferred Income Fund III	13,630	255,835
	Lehman Brothers/First Trust Income Opportunity Fund	35,000	421,400
	MFS Charter Income Trust(e)	135,722	1,150,922
	MFS Intermediate Income Trust(e)	164,217	1,039,494
	MFS Multimarket Income Trust(e)	67,736	393,546
	Morgan Stanley Emerging Markets Debt Fund, Inc.(e)	22,200	216,006
	Nuveen Multi-Strategy Income & Growth Fund(e)	108,655	1,149,570
	Nuveen Multi-Strategy Income & Growth Fund II(e)	87,405	931,737
	Putnam Premier Income Trust(e)	189,355	1,177,788
	Transamerica Income Shares, Inc.	5,000	94,050
	Western Asset Emerging Markets Debt Fund, Inc.(e)	12,897	235,886
	Western Asset Global High Income Fund, Inc.	30,235	355,261
	Western Asset High Income Fund II, Inc.	39,649	392,525
	Western Asset High Income Opportunity Fund, Inc.(e)	177,757	1,077,207

			15,914,052

	Total Exchange Traded/Closed-End Funds
	(Cost $78,103,611)		77,781,191

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

3.59%	PREFERRED STOCKS
0.43%	Banks
	Bank of America Corp., 7.25%, Series J, Callable 11/1/2012 @ $25	27,060	$681,641

2.31%	Financial Services
	Bear Stearns Capital Trust III, 7.80%, Callable 5/27/2008 @ $25	50,065	1,201,560
	Capital One Capital II, 7.50%, Callable 6/15/2011 @ $25	14,825	321,703
	Countrywide Capital IV, 6.75%, Callable 5/27/2008 @ $25	16,509	307,232
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	31,208	567,674
	Lehman Brothers Holdings, 7.95%, Series J, Callable 2/15/2013 @ $25	33,700	808,126
	Thornburg Mortgage, Inc., 8.00%, Series C, Callable 3/22/2010 @ $25	27,100	126,828
	Thornburg Mortgage, Inc., 10.00%, Series F, Callable 9/7/2012 @ $25	65,295	312,763

			3,645,886

0.85%	U.S. Government & Agency
	Fannie Mae, 8.25%, Callable 12/31/2010 @ $25	26,585	665,688
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	26,325	673,920

			1,339,608

	Total Preferred Stocks
	(Cost $5,932,278)		5,667,135

		Contracts

0.22%	PURCHASED OPTIONS(g)
	CBOE SPX Volatility Index:
	5/21/2008, Call @ $22.50	749	74,900
	5/21/2008, Call @ $25	1,417	70,850
	Energy Select Sector SPDR, 6/30/2008, Put @ $70	1,133	95,172
	Financial Select Sector SPDR:
	5/17/2008, Put @ $23	2,893	17,358
	5/17/2008, Put @ $24	1,391	12,519
	5/17/2008, Put @ $26	1,643	72,292

	Total Purchased Options
	(Cost $553,119)		343,091

		Shares

0.05%	SHORT-TERM INVESTMENT
	Federated Tax-Free Obligations Fund, 2.51%(h)	77,043	77,043

117.81%	Total Investments
	(Cost $185,850,682)		186,052,351

(17.81)%	Other Assets		(28,130,062)

100.00%	NET ASSETS		$157,922,289

(a)	All or a portion of the security is pledged as collateral for securities sold short.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(c)	Variable rate security.
(d)	Default Resolution.
(e)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(f)	Foreign bond denominated in foreign currency, but shown in U.S. Dollars.
(g)	Non-income producing securities.
(h)	Rate represents the effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Subject to alternative minimum tax
CBOE	Chicago Board Options Exchange

See accompanying notes to financial statements.

YIELDQUEST TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
CIFG	Insured by IXIS Financial Guaranty
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FSA	Insured by Financial Security Assurance
GO	General Obligation
MBIA	Insured by Municipal Bond Insurance Organization Association
PSF-G	Public School Fund Guaranteed
Q-SBLF	Qualified School Bond Loan Fund
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

% of
Net Assets	Description		Principal	Value

20.69%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Note, 3.25%, 12/31/2009		$10,000,000	$10,167,970
	U.S. Treasury Note, 2.00%, 2/28/2010		22,600,000	22,499,362

	Total U.S. Treasury Securities Sold Short
	(Proceeds $32,717,500)			$32,667,332

			Notional	Unrealized
		Contracts	Value	Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	U.S. 2 Year Bond, June 08, expires 6/30/2008	27	$5,742,563	$(56)
	U.S. Dollar Index, June 08, expires 6/6/2008	76	5,526,720	(20,496)

				(20,552)

	FUTURES CONTRACTS SOLD SHORT
	S&P 500 E-mini, June 08, expires 6/20/2008	182	12,612,600	100,380
	U.S. 5 Year Note, June 08, expires 6/30/2008	104	11,646,375	64,300
	U.S. 10 Year Note, June 08, expires 6/20/2008	42	4,864,125	52,978
	U.S. Long Bond, June 08, expires 6/19/2008	27	3,156,047	22,829
	WTI/Crude Oil, June 08, expires 5/20/2008	12	1,361,520	(33,635)

				206,852

	Total			$186,300

	Notional	Buy/Sell	Pay/Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index, Series 2007-1	$2,750,000	Sell	0.15%	8/25/2037	$(51,680)
CDX North American Index High Yield, Series 10	(4,000,000)	Buy	5.00%	6/20/2013	(22,150)
LCDX North American Index, Series 9.1	3,000,000	Sell	2.25%	12/20/2012	123,386

					$49,556

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2008
% of
Net Assets	Description	Principal	Value

16.19%	CORPORATE BONDS
3.68%	Airlines
	American Airlines, Inc., 7.377%, 5/23/2019, Series 01-1(a)	$115,477	$88,340
	Continental Airlines, Inc.:
	6.748%, 3/15/2017, Series 981B	24,422	21,980
	7.461%, 4/1/2015(a), Series 971A	49,707	45,730
	7.566%, 3/15/2020, Series 99-2	36,456	33,540
	8.388%, 11/1/2020(a), Series 00-1	125,906	117,092
	Delta Airlines:(a)
	6.619%, 3/18/2011, Series 01-1	258,384	253,437
	7.57%, 11/18/2010, Series 00-1	75,000	72,799
	7.92%, 11/18/2010, Series 00-1	150,000	135,525
	Northwest Airlines, Inc.:
	6.841%, 4/1/2011, Series 1A-2	250,000	241,875
	7.691%, 4/1/2017(a), Series 01-B	74,728	68,749
	7.95%, 3/1/2015, Series 992B	178,177	175,505
	Southwest Airlines Co., 6.65%, 8/1/2022, Series 07-1(a)	98,268	99,030
	United Airlines, Inc., 7.336%, 7/2/2019(b)	40,000	33,000

			1,386,602

1.31%	Automotive
	Ford Motor Co., 7.45%, 7/16/2031(a)	330,000	248,325
	General Motors Corp., 8.375%, 7/15/2033(c)	320,000	245,200

			493,525

0.55%	Entertainment
	Comcast Corp., 6.95%, 8/15/2037(c)	195,000	206,931

9.69%	Financial Services
	Bank of America Corp.:
	4.75%, 3/15/2016(c), Callable 9/15/2008 @ 100	10,000	9,481
	7.80%, 9/15/2016(a)	220,000	250,323
	Bankers Trust Corp., 7.50%, 11/15/2015	4,000	4,334
	Bear, Stearns & Co., Inc.:(c)
	5.55%, 1/22/2017	195,000	189,127
	6.40%, 10/2/2017	650,000	672,269
	CIT Group, Inc., 7.625%, 11/30/2012, Series A(c)	195,000	182,133
	Ford Motor Credit Co., LLC, 9.875%, 8/10/2011(a)	325,000	314,613
	General Motors Acceptance Corp., LLC, 7.00%, 2/1/2012(c)	340,000	276,335
	Goldman Sachs Group, Inc., 5.625%, 1/15/2017(c)	220,000	213,101
	Lehman Brothers Holdings, 6.50%, 7/19/2017(c)	195,000	192,016
	MBIA Insurance Co., 14.00%, 1/15/2033, Callable 1/15/2013 @ 100(a)(b)(d)	330,000	302,262
	Merrill Lynch & Co., Inc.:(c)
	5.45%, 2/5/2013, Series C	600,000	584,607
	6.40%, 8/28/2017, Series C	50,000	50,069
	Morgan Stanley & Co., Inc., 5.45%, 1/9/2017, Series EMTN(a)	50,000	47,893
	Nuveen Investments, 5.50%, 9/15/2015	400,000	280,000
	Washington Mutual Bank NV, 6.875%, 6/15/2011, Series 11(a)	90,000	84,658

			3,653,221

0.04%	Industrials
	Occidental Petroleum Corp., 8.75%, 1/15/2023	10,000	13,215

0.92%	Retail
	Sears Roebuck Acceptance Corp., 6.75%, 8/15/2011(c)	360,000	347,742

	Total Corporate Bonds
	(Cost $6,160,543)		6,101,236

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

0.08%	COLLATERALIZED MORTGAGE OBLIGATIONS
	Federal National Mortgage Association, 4.50%, 5/25/2019	$31,021	$30,474

	Total Collateralized Mortgage Obligations
	(Cost $28,297)		30,474

0.87%	U.S. GOVERNMENT & AGENCY
	Federal Farm Credit Bank, 5.75%, 12/7/2028(a)	43,000	47,533
	Federal Home Loan Bank:
	5.685%, 9/17/2018	25,000	27,727
	5.80%, 8/18/2020, Callable 5/12/2008 @ 100	10,000	10,004
	7.125%, 2/15/2030(c)	90,000	116,582
	Federal National Mortgage Association, 8.28%, 1/10/2025	20,000	27,639
	Tennessee Valley Authority, 7.125%, 5/1/2030(c)	75,000	97,551

	Total U.S. Government & Agency
	(Cost $295,353)		327,036

0.76%	FOREIGN BONDS
0.44%	Banks
	European Investment Bank, 6.00%, 7/15/2009(e)	75,000	57,151
	Inter-American Development Bank, 6.25%, 6/22/2016(e)	150,000	109,347

			166,498

0.20%	Financial Services
	GMAC Australia, 5.00%, 9/17/2008(e)	50,000	48,922
	General Electric Capital Corp., 6.75%, 9/26/2016, Series EMTN(e)	40,000	26,591

			75,513

0.12%	Sovereign Bonds
	Federal Republic of Brazil, 12.50%, 1/5/2016(e)	40,000	25,034
	Mexican Bonos de Desarrollo, 7.25%, 12/15/2016(e)	220,000	20,105

			45,139

	Total Foreign Bonds
	(Cost $275,070)		287,150

2.27%	TAXABLE MUNICIPAL BONDS
0.53%	California
	Kern County Pension Obligation, Zero Coupon, 8/15/2020, MBIA, Revenue(a)	100,000	49,857
	Monrovia Redevelopment Agency Tax Allocation, 5.60%,
	5/1/2023, AMBAC, Revenue, Callable 5/1/2013 @ 102	35,000	34,685
	Pinole Redevelopment Agency, 5.60%, 8/1/2020,
	AMBAC, Tax Allocation, Callable 8/1/2014 @ 102	25,000	24,998
	San Bernardino JT Powers, 6.15%, 5/1/2027,
	MBIA, Tax Allocation, Callable 5/1/2016 @ 100	15,000	15,286
	Santa Fe Springs Community Development, 5.35%, 9/1/2018,
	MBIA, Tax Allocation, Callable 9/1/2016 @ 100	25,000	25,218
	Solano County, 5.14%, 1/15/2014, Revenue(a)	50,000	49,607

			199,651

0.08%	District of Columbia
	Metropolitan Washington Airports Authority Airport System, 5.59%,
	10/1/2025, Series C, MBIA, Revenue, Callable 10/1/2015 @ 100	30,000	29,342

0.06%	Florida
	Pembroke Pines Communications Services, 4.75%, 10/1/2019,
	AMBAC, Revenue, Callable 10/1/2014 @ 100	25,000	23,894

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

0.23%	Georgia
	College Park, 5.868%, 1/1/2021, FGIC, Revenue(c)	$70,000	$59,262
	Savannah Hospital Authority, 6.625%, 7/1/2018,
	FSA, Revenue, Callable 7/1/2013 @ 100	25,000	26,689

			85,951

0.01%	Illinois
	Developement Finance Authority, 6.00%, 3/1/2012, MBIA, Revenue	5,000	5,200

0.07%	Indiana
	Pike County School Corp., 5.00%, 1/5/2020, XLCA, GO, Callable 1/5/2015 @ 100	30,000	27,766

0.10%	Maryland
	State Transportation Authority, 6.48%, 7/1/2022, MBIA, Revenue	35,000	37,754

0.17%	Michigan
	Flat Rock Tax Increment, 5.375%, 10/1/2011, GO(a)	65,000	65,569

0.53%	New Jersey
	City of Linden, 5.95%, 4/1/2033, MBIA, GO	20,000	20,804
	Union County Improvement Authority Sewer System Lease,
	6.64%, 4/1/2022, AMBAC, Revenue(c)	165,000	179,947

			200,751

0.11%	Oregon
	School Boards Association, 5.68%, 6/30/2028, FGIC, GO	40,000	39,504

0.31%	Texas
	Gatesville Texas, 5.70%, 9/1/2019, CIFG, GO, Callable 9/1/2017 @ 100(c)	115,000	116,065

0.07%	Wisconsin
	Menasha Steam Utility, 4.35%, 9/1/2009, Revenue, Callable 9/1/2008 @ 100	25,000	25,044

	Total Taxable Municipal Bonds
	(Cost $845,879)		856,491

11.69%	PREFERRED STOCKS
0.82%	Automobile
	General Motors Corp., 6.25%, Series C, Convertible 7/20/2010 @ $25.83	16,600	308,594

0.54%	Banks
	Bank One Capital Trust VI, 7.20%, Callable 5/27/2008 @ $25	2,000	49,420
	Fleet Capital Trust VIII, 7.20%, Callable 5/27/2008 @ $25(a)	6,350	156,528

			205,948

8.70%	Financial Services
	Bear Stearns Capital Trust III, 7.80%, Callable 5/27/2008 @ $25(a)	37,830	907,920
	Citigroup Capital XX, 7.875%, Callable 12/15/2012 @ $25(a)	5,125	130,534
	Countrywide Capital IV, 6.75%, Callable 5/27/2008 @ $25(a)	35,097	653,155
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	8,765	159,435
	Ford Motor Co. Capital Trust II, 6.50%, Convertible 5/27/2008 @ $51.30	10,155	374,212
	GMAC LLC, 7.375%, Callable 12/16/2009 @ $25	5,325	88,768
	Lehman Brothers Holdings, 7.95%, Series J, Callable 2/15/2013 @ $25	16,250	389,675
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 5/27/2008 @ $25(a)	6,555	146,701
	Merrill Lynch Preferred Capital Trust V, 7.125%, Series F, Callable 9/30/2008 @ $25(a)	6,340	143,030
	SLM Corp., 6.97%, Series A, Callable 11/16/2009 @ $50	2,240	91,280
	Thornburg Mortgage, Inc., 8.00%, Series C, Callable 3/22/2010 @ $25	12,076	56,516
	Thornburg Mortgage, Inc., 10.00%, Series F, Callable 9/7/2012 @ $25	28,555	136,778

			3,278,004

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

0.23%	Real Estate Investment Trust
	Istar Financial, Inc., 7.65%, Series G, Callable 12/19/2008 @ $25	$5,300	$85,860

1.40%	U.S. Government & Agency
	Fannie Mae, 8.25%, Callable 12/31/2010 @ $25	6,855	171,649
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25(a)	13,880	355,328

			526,977

	Total Preferred Stocks
	(Cost $4,325,662)		4,405,383

		Shares

73.66%	EXCHANGE TRADED/CLOSED-END FUNDS
3.28%	Asset Allocation Closed-End Funds
	BlackRock Preferred & Equity Advantage Trust(a)	6,668	108,955
	Dreman/Claymore Dividend & Income Fund	18,115	278,066
	John Hancock Patriot Premium Dividend Fund II(a)	34,043	322,387
	TCW Strategic Income Fund, Inc.	119,000	452,200
	TS&W/Claymore Tax-Advantaged Balanced Fund	6,214	75,500

			1,237,108

9.04%	Equity Closed-End Funds
	BlackRock Real Asset Equity Trust(a)	17,947	311,560
	Calamos Strategic Total Return Fund	15,028	191,306
	Diamond Hill Financial Trends Fund	1,980	24,968
	First Trust Enhanced Equity Income Fund	6,010	89,910
	Franklin Universal Trust	14,085	94,510
	Gabelli Global Deal Fund	6,275	99,710
	Liberty All-Star Equity Fund(a)	67,795	456,260
	Madison Strategic Sector Premium Fund(c)	16,705	256,422
	Mexico Fund, Inc. (The)	6,059	206,915
	Morgan Stanley China A Share Fund(c)	4,585	218,292
	Nuveen Equity Premium & Growth Fund(a)	9,790	161,437
	Nuveen Real Estate Income Fund	8,050	138,621
	Nuveen Tax-Advantage Dividend Growth Fund	3,600	57,348
	RMR Asia Pacific Real Estate Fund	2,941	45,262
	RMR Asia Real Estate Fund(a)	11,120	155,680
	RMR Hospitality & Real Estate Fund	17,309	245,961
	Templeton Emerging Markets Fund	4,856	105,424
	Tri-Continental Corp.(a)	26,146	481,348
	Zweig Fund, Inc.	14,200	67,450

			3,408,384

3.48%	Equity Exchange-Traded Funds
	Financial Select Sector SPDR Fund	13,740	363,285
	iShares Dow Jones U.S. Home Construction Index Fund	12,925	260,309
	PowerShares Financial Preferred Portfolio	7,060	149,743
	Ultra Real Estate ProShares(c)	14,925	537,300

			1,310,637

3.93%	Municipal Closed-End Funds
	BlackRock Florida Municipal 2020 Term Trust	6,375	82,301
	BlackRock MuniHoldings Insured Fund II, Inc.	8,250	98,505
	BlackRock MuniHoldings Insured Fund, Inc.(a)	5,850	70,025
	BlackRock MuniYield Florida Insured Fund(a)	16,745	206,298
	BlackRock MuniYield Pennsylvania Insured Fund(c)	8,000	106,880
	DTF Tax Free Income, Inc.(a)	17,961	248,580
	Neuberger Berman Intermediate Municipal Fund, Inc.(a)	17,430	227,984
	Neuberger Berman New York Intermediate Municipal Fund, Inc.	5,000	63,900
	Nuveen Florida Quality Income Municipal Fund	6,966	88,817

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Nuveen Insured Florida Premium Income Municipal Fund	4,825	$64,124
	Nuveen New York Investment Quality Municipal Fund	5,945	77,820
	Nuveen North Carolina Premium Income Municipal Fund	1,667	22,021
	Putnam Municipal Opportunities Trust(a)	11,237	124,956

			1,482,211

53.93%	Taxable Fixed Income Closed-End Funds
	40/86 Strategic Income Fund	7,850	70,415
	Aberdeen Asia-Pacific Income Fund, Inc.(a)	31,996	199,015
	Aberdeen Global Income Fund, Inc.(c)	43,942	533,456
	ACM Managed Dollar Income Fund(a)(c)	95,040	694,742
	Advent/Claymore Convertible Securities & Income Fund(a)	4,547	106,582
	AllianceBernstein Income Fund(a)	47,179	394,888
	BlackRock Core Bond Trust(c)	31,625	388,988
	BlackRock Corporate High Yield Fund V, Inc.(c)	19,200	225,408
	BlackRock Corporate High Yield Fund VI, Inc.	6,249	73,363
	BlackRock High Income Shares(a)	123,051	270,712
	BlackRock High Yield Trust(a)	18,471	126,157
	BlackRock Income Opportunity Trust(a)	20,197	203,586
	BlackRock Income Trust(a)	174,381	1,055,005
	BlackRock Limited Duration Income Trust(c)	7,354	115,678
	BlackRock Strategic Bond Trust(a)	26,388	308,212
	Claymore/Guggenheim Strategic Fund	6,900	114,540
	Credit Suisse Asset Management Income Fund, Inc.	31,000	111,600
	Credit Suisse High Yield Bond Fund	34,190	122,058
	Dreyfus High Yield Strategies Fund(a)	91,455	349,358
	Duff & Phelps Utility & Corporate Bond Trust, Inc.(a)	9,764	108,185
	DWS Dreman Value Income Edge Fund(c)	10,065	137,790
	DWS Global High Income Fund, Inc.(a)	52,300	438,797
	DWS High Income Trust	48,000	233,760
	DWS Multi-Market Income Trust(c)	63,290	530,370
	DWS Strategic Income Trust(a)	17,195	195,507
	Eaton Vance Limited Duration Income Fund(c)	10,364	158,569
	Eaton Vance Senior Income Trust	7,400	51,800
	Eaton Vance Short Duration Diversified Income Fund(a)	23,855	378,102
	Ellsworth Fund Ltd.	8,208	65,418
	Evergreen Income Advantage Fund	8,279	96,947
	Evergreen Multi-Sector Income Fund(a)	29,316	470,815
	First Trust/Aberdeen Emerging Opportunity Fund(a)	20,677	382,111
	First Trust/Aberdeen Global Opportunity Income(a)	17,040	285,590
	First Trust/FIDAC Mortgage Income Fund(a)	13,841	240,557
	First Trust/Four Corners Senior Floating Rate Income Fund(a)	18,390	266,103
	First Trust/Four Corners Senior Floating Rate Income Fund II(c)	28,433	425,358
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund(a)	19,432	297,698
	Flaherty & Crumrine/Claymore Total Return Fund, Inc.(a)	8,441	134,550
	Fort Dearborn Income Securities, Inc.	2,399	33,898
	Franklin Templeton Limited Duration Income Trust(a)	38,304	454,285
	Gabelli Global Gold Natural Resources & Income Trust	3,310	90,793
	ING Prime Rate Trust(a)	45,916	272,741
	John Hancock Preferred Income Fund III	4,500	84,465
	Lehman Brothers/First Trust Income Opportunity Fund	11,400	137,256
	LMP Corporate Loan Fund, Inc.	3,519	39,483
	MFS Charter Income Trust(a)	39,745	337,038
	MFS InterMarket Income Trust I(a)	41,975	339,578
	MFS Intermediate Income Trust(c)	124,851	790,307
	MFS Multimarket Income Trust(c)	148,135	860,664

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Morgan Stanley Emerging Markets Debt Fund, Inc.(c)	59,003	$574,099
	Morgan Stanley High Yield Fund, Inc.(a)	106,356	600,911
	Morgan Stanley Income Securities, Inc.	2,184	33,000
	Nuveen Diversified Dividend & Income Fund	10,600	143,842
	Nuveen Multi-Currency Short-Term Government Income Fund(a)	13,160	228,984
	Nuveen Multi-Strategy Income & Growth Fund(a)	58,715	621,205
	Nuveen Multi-Strategy Income & Growth Fund II(c)	64,990	692,793
	Nuveen Quality Preferred Income Fund III	1,300	14,209
	Nuveen Tax-Advantaged Floating Rate Fund	16,835	159,933
	Prospect Street High Income Portfolio, Inc.	13,580	35,715
	Putnam High Income Securities Fund	1,335	10,667
	Putnam Master Intermediate Income Trust(a)	6,915	42,942
	Putnam Premier Income Trust(a)	91,240	567,513
	Transamerica Income Shares, Inc.(c)	24,787	466,244
	Van Kampen Bond Fund(c)	10,408	178,081
	Western Asset Emerging Markets Debt Fund, Inc.(a)	13,230	241,977
	Western Asset Emerging Markets Income Fund II, Inc.(a)	18,032	234,236
	Western Asset Global High Income Fund, Inc.(a)	46,235	543,261
	Western Asset Global Partners Income Fund, Inc.(a)	33,926	361,990
	Western Asset High Income Fund II, Inc.(a)	30,479	301,742
	Western Asset High Income Opportunity Fund, Inc.(a)	64,561	391,240
	Western Asset Worldwide Income Fund, Inc.	6,100	80,581

			20,327,463

	Total Exchange Traded/Closed-End Funds
	(Cost $27,163,534)		27,765,803

		Contracts

0.21%	PURCHASED OPTIONS(f)
	CBOE SPX Volatility Index:
	5/21/2008, Call @ $22.50	178	17,800
	5/21/2008, Call @ $25	334	16,700
	Energy Select Sector SPDR, 6/30/2008, Put @ $70	269	22,596
	Financial Select Sector SPDR:
	5/17/2008, Put @ $23	685	4,110
	5/17/2008, Put @ $24	326	2,934
	5/17/2008, Put @ $26	391	17,204

	Total Purchased Options
	(Cost $130,660)		81,344

		Shares

2.14%	SHORT-TERM INVESTMENTS
	BNY Hamilton Money Fund, 2.66%(g)	805,371	805,371

	Total Short-Term Investments
	(Cost $805,371)		805,371

107.87%	Total Investments
	(Cost $40,030,369)		40,660,288

(7.87)%	Net other assets (liabilities)		(2,967,634)

100.00%	NET ASSETS		$37,692,654

(a)	All or a portion of the security is segregated in connection with certain foreign currency and futures contracts.
(b)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.

See accompanying notes to financial statements.

YIELDQUEST FLEXIBLE INCOME FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
(c)	All or a portion of the security is pledged as collateral for securities sold short.
(d)	Variable rate security.
(e)	Foreign bond denominated in foreign currency, but shown in U.S. Dollars.
(f)	Non-income producing securities.
(g)	Rate represents the effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
CIFG	Insured by IXIS Financial Guaranty
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

% of
Net Assets	Description	Principal	Value

12.18%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Bond, 2.125%, 1/31/2010	$4,600,000	$4,592,815

	Total U.S. Treasury Securities Sold Short
	(Proceeds $4,605,616)		$4,592,815

		Notional	Unrealized
	Contracts	Value	Gain/(Loss)

FUTURES CONTRACTS PURCHASED
U.S. Dollar Index, June 08, expires 6/6/2008	20	$1,454,400	$(5,282)

FUTURES CONTRACT SOLD SHORT
S&P 500 E-mini, June 08, expires 6/20/08	95	6,583,500	39,635
U.S. 2 Year Bond, June 08, expires 6/30/08	9	1,914,188	(4,237)
U.S. 5 Year Note, June 08, expires 6/30/08	24	2,687,625	9,560
U.S. 10 Year Note, June 08, expires 6/20/08	10	1,158,125	4,950
U.S. Long Bond, June 08, expires 6/19/08	7	818,234	2,276
WTI/Crude Oil, June 08, expires 5/20/2008	8	907,680	(22,424)

			29,760

Total			$24,478

	Notional	Buy/Sell	Receive	Expiration	Unrealized
Underlying Instrument	Amount	Protection	Fixed Rate	Date	Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity AA Index, Series 2007-1	$1,600,000	Sell	0.15%	8/25/2037	$(29,917)

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2008
% of
Net Assets	Description	Principal	Value

21.20%	CORPORATE BONDS
2.35%	Airlines
	Continental Airlines, Inc.:
	6.748%, 3/15/2017, Series 981B	$23,190	$20,871
	7.566%, 3/15/2020, Series 99-2	48,609	44,720
	8.388%, 11/1/2020, Series 00-1	17,487	16,263
	Delta Airlines:
	6.619%, 3/18/2011, Series 01-1	35,712	35,028
	7.92%, 11/18/2010, Series 00-1	35,000	31,622
	Northwest Airlines, Inc., 7.691%, 4/1/2017, Series 01-B	18,038	16,595
	Southwest Airlines Co., 6.65%, 8/1/2022, Series 07-1	49,134	49,515
	United Airlines, Inc., 7.336%, 7/2/2019(a)	35,000	28,875

			243,489

13.49%	Financial Services
	Bank of America Corp., 2.764%, 12/18/2008(b)(c)	250,000	249,356
	Capital One Bank Co., 4.875%, 5/15/2008(d)	250,000	249,981
	Ford Motor Credit Co., LLC, 7.875%, 6/15/2010	50,000	47,603
	General Electric Capital Corp., 4.875%, 10/21/2010, Series MTN(b)	100,000	102,509
	General Motors Acceptance Corp., LLC, 5.85%, 1/14/2009	120,000	117,326
	Goldman Sachs Group, Inc., 2.971%, 6/28/2010(b)(c)	250,000	245,400
	HSBC Finance Corp., 8.00%, 7/15/2010(b)	100,000	105,508
	MBIA Insurance Co., 14.00%, 1/15/2033, Callable 1/15/2013 @ 100(a)(c)	30,000	27,478
	Principal Life, Inc. Funding, 5.029%, 11/15/2010(d)(c)	250,000	246,897
	Prudential Financial, Inc., 5.00%, 5/15/2013	7,000	6,914

			1,398,972

1.92%	Health Care
	Abbott Laboratories, 5.60%, 5/15/2011(b)	100,000	104,987
	UnitedHealth Group, Inc., 2.779%, 6/21/2010, Callable 12/21/2008 @ 100(c)	100,000	94,592

			199,579

1.03%	Retail
	Target Corp., 7.50%, 8/15/2010(b)	100,000	106,839

2.41%	Telecommunications
	Deutsche Telekom International Finance, 3.875%, 7/22/2008(d)	250,000	249,908

	Total Corporate Bonds
	(Cost $2,225,731)		2,198,787

9.95%	COLLATERALIZED MORTGAGE OBLIGATIONS
9.95%	U.S. Government & Agency
	Federal Home Loan Mortgage Corporation:
	3.75%, 2/15/2013(b), Class AN, Series R015	285,827	284,407
	4.00%, 5/15/2016, Class CB, Series 2675(d)	105,926	105,661
	4.00%, 9/15/2016, Class HA, Series 2672	88,601	88,273
	4.906%, 9/15/2016, Class OC, Series 2707(d)	250,000	254,647
	5.50%, 8/15/2016, Class VA, Series R003	81,726	83,588
	Federal National Mortgage Association,
	5.00%, 10/25/2017, Class KC, Series 2002-63(d)	117,792	120,147
	Small Business Administration, 7.575%, 4/25/2019(b)(c)	89,443	94,515

	Total Collateralized Mortgage Obligations
	(Cost $1,015,568)		1,031,238

2.02%	U.S. GOVERNMENT & AGENCY
	Federal Home Loan Bank:
	5.00%, 7/26/2010	150,000	156,996
	5.25%, 6/10/2011	25,000	26,487

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

	U.S. GOVERNMENT & AGENCY (Continued)
	Federal National Mortgage Association, 5.25%, 8/1/2012	$25,000	$25,948

	Total U.S. Government & Agency
	(Cost $200,626)		209,431

0.90%	U.S. TREASURY SECURITIES
	U.S. Treasury Notes:
	4.50%, 5/15/2010	65,000	67,961
	4.875%, 5/31/2009	25,000	25,773

	Total U.S. Treasury Securities
	(Cost $89,480)		93,734

4.29%	FOREIGN BONDS
1.07%	Banks
	European Investment Bank, 6.00%, 7/15/2009(e)	145,000	110,492

3.22%	Sovereign Bonds
	Bundesschatzanweisungen, 4.50%, 6/12/2009(e)	72,000	112,973
	Gilt Edged Securities, 4.00%, 3/7/2009(e)	50,000	99,036
	New South Wales Treasury Corp., 7.00%, 12/1/2010, Series 10(e)	130,000	122,376

			334,385

	Total Foreign Bonds
	(Cost $420,096)		444,877

5.50%	TAXABLE MUNICIPAL BONDS
0.24%	Florida
	Gainesville Post Taxable-Retiree Health Care,
	4.46%, 10/1/2010, MBIA, Revenue	25,000	25,112

0.98%	Illinois
	Williamson County, 7.00%, 12/15/2008, Series A, FGIC, GO(b)	100,000	101,563

1.21%	Maine
	Lewiston, 6.60%, 5/15/2008, Series C, MBIA, GO(b)	125,000	125,089

0.05%	Mississippi
	Development Bank, 5.90%, 7/1/2011, FSA, GO	5,000	5,009

1.45%	North Carolina
	Durham, 4.50%, 6/1/2010, Series B, GO(b)	150,000	150,702

0.26%	Tennessee
	Johnson City Public Building Authority, 7.00%, 9/1/2018,
	Revenue, Prerefunded 9/1/2011 @ 100	25,000	26,979

0.88%	Washington
	Energy Northwest Electric:
	5.10%, 7/1/2013, Revenue	25,000	25,474
	5.21%, 7/1/2008, Series B, Revenue	65,000	65,143

			90,617

0.43%	Wisconsin
	West Allis, 3.50%, 4/1/2009, Series D, Callable 7/1/2008 @ 100	45,000	44,892

	Total Taxable Municipal Bonds
	(Cost $563,069)		569,963

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

5.59%	PREFERRED STOCKS
1.08%	Banks
	Bank of America Corp., 7.25%, Series J, Callable 11/1/2012 @ $25	2,970	$74,814
	Bank One Capital Trust VI, 7.20%, Callable 5/27/2008 @ $25	1,525	37,683

			112,497

3.12%	Financial Services
	Bear Stearns Capital Trust III, 7.80%, Callable 5/27/2008 @ $25	5,340	128,160
	Citigroup Capital XX, 7.875%, Callable 12/15/2012 @ $25	1,500	38,205
	Countrywide Capital IV, 6.75%, Callable 5/27/2008 @ $25	1,407	26,184
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	2,256	41,037
	Merrill Lynch Preferred Capital Trust III, 7.00%, Callable 5/27/2008 @ $25	3,110	69,602
	Thornburg Mortgage, Inc., 8.00%, Series C, Callable 3/22/2010 @ $25	2,140	10,015
	Thornburg Mortgage, Inc., 10.00%, Series F, Callable 9/7/2012 @ $25	2,050	9,819

			323,022

1.39%	U.S. Government & Agency
	Fannie Mae, 8.25%, Callable 12/31/2010 @ $25	2,850	71,364
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	2,830	72,448

			143,812

	Total Preferred Stocks
	(Cost $551,601)		579,331

47.28%	EXCHANGE TRADED/CLOSED-END FUNDS
0.72%	Asset Allocation Closed-End Funds
	John Hancock Patriot Premium Dividend Fund II	6,225	58,951
	TCW Strategic Income Fund, Inc.	4,000	15,200

			74,151

0.31%	Equity Closed-End Funds
	Nuveen Real Estate Income Fund	925	15,928
	RMR Hospitality & Real Estate Fund	1,155	16,413

			32,341

4.84%	Municipal Closed-End Funds
	BlackRock MuniHoldings Insured Fund II, Inc.	840	10,030
	BlackRock MuniHoldings Insured Fund, Inc.	3,630	43,451
	BlackRock MuniYield Florida Insured Fund	5,305	65,357
	BlackRock MuniYield Pennsylvania Insured Fund	2,380	31,797
	DTF Tax Free Income, Inc.	4,690	64,910
	Neuberger Berman Intermediate Municipal Fund, Inc.	1,150	15,042
	Nuveen Florida Investment Quality Municipal Fund	4,895	62,509
	Nuveen Florida Quality Income Municipal Fund	5,105	65,089
	Nuveen Michigan Quality Income Municipal Fund	1,425	18,682
	Nuveen Ohio Dividend Advantage Municipal Fund	775	10,253
	Nuveen Pennsylvania Premium Income Municipal Fund II	3,524	43,380
	Nuveen Premium Income Municipal Fund IV	1,195	13,695
	Seligman Select Municipal Fund, Inc.	6,011	58,006

			502,201

41.41%	Taxable Fixed Income Closed-End Funds
	Aberdeen Asia-Pacific Income Fund, Inc.	3,640	22,641
	Aberdeen Global Income Fund, Inc.	2,923	35,485
	ACM Managed Dollar Income Fund(d)	12,222	89,343
	AllianceBernstein Income Fund(d)	23,448	196,260
	BlackRock Core Bond Trust(d)	8,274	101,770
	BlackRock Income Opportunity Trust	2,950	29,736
	BlackRock Income Trust(d)	77,267	467,465
	BlackRock Limited Duration Income Trust	3,846	60,498
	BlackRock Strategic Bond Trust	4,640	54,195
	Credit Suisse Asset Management Income Fund, Inc.	11,825	42,570

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Taxable Fixed Income Closed-End Funds (Continued)
	Dreyfus High Yield Strategies Fund(d)	15,483	$59,145
	Duff & Phelps Utility & Corporate Bond Trust, Inc.	1,197	13,263
	DWS Global High Income Fund, Inc.	7,440	62,422
	DWS High Income Trust	6,400	31,168
	DWS Multi-Market Income Trust	12,635	105,881
	DWS Strategic Income Trust	7,030	79,931
	Eaton Vance Limited Duration Income Fund	3,275	50,108
	Eaton Vance Short Duration Diversified Income Fund	6,405	101,519
	Evergreen Multi-Sector Income Fund	3,380	54,283
	First Trust/FIDAC Mortgage Income Fund(d)	7,209	125,292
	First Trust/Four Corners Senior Floating Rate Income Fund	3,384	48,967
	First Trust/Four Corners Senior Floating Rate Income Fund II	4,040	60,438
	Flaherty & Crumrine/Claymore Preferred Securities Income Fund	2,823	43,248
	Franklin Templeton Limited Duration Income Trust	9,497	112,634
	John Hancock Preferred Income Fund III	1,929	36,207
	LMP Corporate Loan Fund, Inc.	2,000	22,440
	MFS Charter Income Trust(d)	19,143	162,333
	MFS InterMarket Income Trust I	10,365	83,853
	MFS Intermediate Income Trust(d)	85,465	540,993
	MFS Multimarket Income Trust(d)	36,076	209,602
	Morgan Stanley Emerging Markets Debt Fund, Inc.	7,570	73,656
	Morgan Stanley Global Opportunity Bond Fund, Inc.	4,060	28,136
	Morgan Stanley High Yield Fund, Inc.	9,810	55,427
	Morgan Stanley Income Securities, Inc.	1,403	21,199
	New America High Income Fund, Inc.	19,000	31,540
	Nuveen Multi-Strategy Income & Growth Fund	13,110	138,704
	Nuveen Multi-Strategy Income & Growth Fund II	21,855	232,974
	Putnam Premier Income Trust(d)	25,255	157,086
	Transamerica Income Shares, Inc.	4,490	84,457
	Van Kampen Bond Fund	2,195	37,556
	Western Asset 2008 Worldwide Dollar Government Term Trust, Inc.(d)	11,840	121,123
	Western Asset Emerging Markets Debt Fund, Inc.	2,815	51,486
	Western Asset Global High Income Fund, Inc.	2,815	33,076
	Western Asset Global Partners Income Fund, Inc.	4,710	50,256
	Western Asset High Income Opportunity Fund, Inc.	12,175	73,781

			4,294,147

	Total Exchange Traded/Closed-End Funds
	(Cost $4,810,568)		4,902,840

		Contracts

0.22%	PURCHASED OPTIONS(f)
	CBOE SPX Volatility Index:
	5/21/2008, Call @ $22.50	49	4,900
	5/21/2008, Call @ $25	94	4,700
	Energy Select Sector SPDR, 6/30/2008, Put @ $70	76	6,384
	Financial Select Sector SPDR:
	5/17/2008, Put @ $23	159	954
	5/17/2008, Put @ $24	91	819
	5/17/2008, Put @ $26	107	4,708

	Total Purchased Options
	(Cost $34,794)		22,465

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

6.28%	SHORT-TERM INVESTMENT
	BNY Hamilton Money Fund, 2.66%(g)	651,117	$651,117

103.23%	Total investments
	(Cost $10,562,650)		10,703,783

(3.23)%	Liabilities in excess of other assets		(334,584)

100.00%	NET ASSETS		$10,369,199

(a)	Rule 144A Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures has deemed these securities or a portion of these securities liquid.
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	Variable rate security.
(d)	All or a portion of the security is segregated in connection with forward currency and futures contracts.
(e)	Foreign bond denominated in foreign currency, but shown in U.S. Dollars.
(f)	Non-income producing securities.
(g)	Rate represents the effective yield.
AMBAC	Insured by American Municipal Bond Assurance Corp.
CBOE	Chicago Board Options Exchange
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
MTN	Medium Term Note
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

			Shares	Value

4.73%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iShares Lehman 1-3 Year Treasury Bond Fund		3,916	$326,438
	iShares Lehman 20+ Year Treasury Bond Fund		403	37,531
	iShares Lehman Aggregate Bond Fund		1,232	126.403

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $490,096)			$490,372

		Contracts	Notional Value	Unrealized Gain/(Loss)

	FUTURES CONTRACT PURCHASED
	U.S. Dollar Index, June 08, expires 6/6/2008	2	$145,440	$(554)

	FUTURES CONTRACT SOLD SHORT
	Globex Crude miNY, June 08, expires 5/19/2008	1	56,730	(1,383)
	S&P 500 E-mini, June 08, expires 6/20/2008	3	207,900	2,080
	U.S. 2 Year Bond, June 08, expires 6/30/2008	4	850,750	(1,883)
	U.S. 5 Year Note, June 08, expires 6/30/2008	3	335,953	2,916
	U.S. 10 Year Note, June 08, expires 6/20/2008	2	231,625	(1,254)
	U.S. Long Bond, June 08, expires 6/19/2008	1	116,891	2,138

				2,614

	Total			$2,060

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
Underlying Instrument	Notional Amount	Buy/Sell Protection	Pay/Receive Fixed Rate	Expiration Date	Unrealized Gain/(Loss)

CREDIT DEFAULT SWAPS
ABX Home Equity AA Index, Series 2007-1	$190,000	Sell	0.15%	8/25/2037	$(4,148)
CDX North American Index High Yield, Series 10	(1,300,000)	Buy	5.00%	6/20/2013	(7,165)

					$(11,313)

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited)	April 30, 2008
% of
Net Assets	Description	Principal	Value

61.90%	MUNICIPAL BONDS
0.37%	Alabama
	Florence, 3.00%, 9/1/2009, FSA, GO(b)	$10,000	$10,088
	Mobile County Board School Commerce, 5.00%, 3/1/2010, Series A, GO(b)	10,000	10,466

			20,554

1.37%	Arizona
	Glendale Industrial Development Authority, 5.375%, 5/15/2028,
	Revenue, Prerefunded 5/15/2008 @ 101(b)	25,000	25,274
	Navajo County Unified School District No. 10 Show Low, 5.00%, 7/1/2009,
	Series A, FGIC, GO, Callable 7/1/2008 @ 100.5(b)	50,000	50,398

			75,672

0.59%	California
	California State, 6.25%, 9/1/2012, GO(b)	25,000	27,388
	Golden State Tobacco Securitization, 5.00%, 6/1/2012,
	Series 2003-A-1, ETM, Revenue(b)	5,000	5,337

			32,725

0.70%	Colorado
	Arapahoe County Public Airport Authority, Zero Coupon, 12/1/2012,
	ETM, Revenue(b)	45,000	38,537

0.37%	Connecticut
	City of Farmington, 3.30%, 9/15/2011, GO, Callable 9/15/2009 @ 100(b)	20,000	20,143

0.36%	District of Columbia
	Metropolitan Washington DC Airport Authority System, 3.00%, 10/1/2009,
	Series B, Revenue(b)	20,000	19,981

4.32%	Florida
	Osceola County Infrastructure Sales Surtax, 5.00%, 10/1/2015,
	AMBAC, Revenue(b)	200,000	217,240
	Peace River/Manasota, 5.00%, 10/1/2023, Series A, MBIA, Revenue,
	Prerefunded 10/1/2008 @ 101(b)	20,000	20,456

			237,696

3.90%	Georgia
	Gainesville & Hall County Hospital Authority, 5.50%, 5/15/2029,
	MBIA, Revenue, Prerefunded 5/15/2009 @ 101(b)	190,000	198,791
	Georgia Municipal Electric Authority, Zero Coupon, 1/1/2012,
	BIG GO of Participants, Revenue, Unrefunded Portion	20,000	16,306

			215,097

0.10%	Hawaii
	Honolulu City & County, 6.00%, 11/1/2010, Series A, ETM, GO(b)	5,000	5,426

12.85%	Illinois
	Chicago:
	5.25%, 1/1/2012, Series A, FSA, ETM, GO	210,000	226,840
	5.625%, 1/1/2039, Series A, AMBAC, GO, Prerefunded 7/01/2012 @ 100	75,000	82,882
	Chicago Park District Parking Facility, 5.75%, 1/1/2010, ACA, ETM, Revenue	200,000	210,236
	City of Freeport, 5.50%, 1/1/2034, Prerefunded 1/1/2013 @ 100(b)	20,000	22,111
	Cook & Du Page Counties, High School Dist No. 210,
	Zero Coupon, 12/1/2010, ETM, GO(b)	25,000	23,274
	Kane County School District No. 131 Aurora Eastside,
	Zero Coupon, 6/1/2008, Series A, FGIC, GO(b)	40,000	39,910

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

	Illinois (Continued)
	Lake County Community Unit School District No. 95 Lake Zurich,
	Zero Coupon, 12/1/2010, FGIC, GO(b)	$35,000	$32,158
	Motor Fuel Tax, 5.375%, 1/1/2014, AMBAC, Revenue(b)	35,000	38,528
	Wastewater Transmission, 5.375%, 1/1/2013, FGIC, Revenue(b)	30,000	32,077

			708,016

4.73%	Indiana
	Baugo School Building Corp., 5.00%, 1/15/2022, AMBAC, Revenue,
	Prerefunded 1/15/2012 @ 100	125,000	133,811
	Indianapolis Local Public Improvement, Zero Coupon, 8/1/2010,
	Series D, ETM, Revenue(b)	25,000	23,429
	North Side High School Building Corp., 3.60%, 1/15/2011, FSA, Revenue(b)	80,000	81,794
	Western School Building Corp., 5.25%, 7/15/2012, MBIA,
	Revenue, Callable 7/15/2011 @ 101(b)	20,000	21,555

			260,589

0.39%	Maryland
	City of Baltimore, 5.40%, 10/15/2012, Series D, AMBAC, GO(b)	20,000	21,317

2.42%	Michigan
	Lincoln School District, 5.00%, 5/1/2028, FSA, GO, Prerefunded 5/1/2008 @ 100	25,000	25,000
	Michigan State, 5.25%, 12/1/2011, GO(b)	100,000	108,059

			133,059

0.39%	Nevada
	State Highway Improvement, 5.00%, 12/1/2011, MBIA, Revenue(b)	10,000	10,715
	Truckee Meadows Nevada Water Authority, 5.125%, 7/1/2021,
	Series A, Revenue, Prerefunded 7/1/2011 @ 100(b)	10,000	10,719

			21,434

0.09%	New Hampshire
	City of Manchester, 4.00%, 6/1/2010, GO(b)	5,000	5,154

0.39%	New York
	Metropolitan Transport Authority Commuter Facilities, 5.00%,
	7/1/2015, Series D, MBIA, Revenue, Prerefunded 1/1/2012 @ 100(b)	15,000	16,101
	State Environmental Facilities Corp. Clean Water & Drinking,
	5.50%, 4/15/2013, Revenue, Prerefunded 10/15/2009 @ 100(b)	5,000	5,233

			21,334

0.28%	Ohio
	Avon Lake Water System, 3.50%, 10/1/2011, MBIA, Revenue(b)	15,000	15,309

2.94%	Pennsylvania
	Pennsylvania Turnpike Commission, 5.00%, 6/1/2010, Series S, FGIC, Revenue	50,000	52,612
	State Public School Building Authority, 5.00%, 6/1/2033, FSA, Revenue,
	Prerefunded 6/01/2013 @ 100	100,000	109,097

			161,709

0.49%	South Carolina
	Columbia Waterworks & Sewer System, 5.375%, 2/1/2012, Revenue(b)	25,000	27,093

0.37%	Tennessee
	Knox County, 5.375%, 5/1/2018, GO, Prerefunded 5/1/2008 @ 101	20,000	20,200

14.48%	Texas
	Brownsville, 5.50%, 2/15/2021, FGIC, GO, Prerefunded 2/15/2011 @ 100	50,000	53,540
	Coastal Water Authority Contract, 3.50%, 12/15/2014, FGIC, Revenue(b)	25,000	24,299
	Conroe Independent School District, 6.50%, 2/15/2010, PSF-G, GO	205,000	219,459

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Principal	Value

	Texas (Continued)
	Ferris Independent School District, 3.35%, 8/15/2013, PSF-G, GO,
	Callable 8/15/2012 @ 100(b)	$10,000	$10,075
	Harris County Municipal Utility District No. 151, 5.75%, 9/1/2022,
	FGIC, GO, Prerefunded 9/01/2009 @ 100	200,000	208,660
	Harris County Municipal Utility District No. 61 Waterworks & Sewer System,
	3.70%, 9/1/2012, FGIC, GO(b)	10,000	10,188
	Houston Water Conveyance System Contract, 6.25%, 12/15/2012,
	Series J, AMBAC, COP(b)	40,000	45,117
	Mesquite Independent School District No. 1, Zero Coupon, 8/15/2021,
	PSF-G, GO, Prerefunded 8/15/2010 @ 51.524(b)	40,000	19,336
	Nacogdoches Independent School District, 5.125%, 2/15/2018, GO,
	Prerefunded 2/15/2011 @ 100(b)	20,000	21,272
	Pasadena, 5.625%, 4/1/2027, GO, Prerefunded 4/1/2011 @ 100(b)	25,000	27,008
	Trophy Club Municipal Utility District No. 2, 3.10%, 9/1/2013, AMBAC, GO(b)	30,000	29,897
	University of Texas, 5.375%, 8/15/2019, Series C, Revenue,
	Prerefunded 8/15/2011 @ 100(b)	110,000	118,521
	White Settlement Independent School District, 3.50%, 8/15/2012, PSF-G, GO(b)	10,000	10,187

			797,559

3.83%	Utah
	South Jordan Water, 5.00%, 11/1/2014, AMBAC, Revenue(b)	100,000	108,761
	Utah Water Finance Agency, 4.50%, 7/1/2009, Series A, AMBAC, Revenue(b)	100,000	102,469

			211,230

2.20%	Virginia
	Pocahontas Parkway Association Toll Road, 5.50%, 8/15/2028,
	Series A, Revenue, Prerefunded 8/15/2008 @ 102(b)	15,000	15,451
	Southeastern Public Service Authority, 5.25%, 7/1/2010,
	Series A, MBIA, Revenue(b)	100,000	105,819

			121,270

2.50%	Washington
	Energy Northwest Electric, 5.50%, 7/1/2012, Series A, FSA, Revenue(b)	10,000	10,813
	Spokane Regional Solid Waste Management System, 4.00%,
	12/1/2009, AMBAC, Revenue(b)	50,000	50,970
	State Health Care Facilities Authority, 5.125%, 10/1/2031, Revenue,
	Prerefunded 10/1/2011 @ 100(b)	30,000	32,219
	Washington Health Care Facilities Authority, 5.50%, 10/1/2021,
	RADIAN, Revenue, Prerefunded 10/1/2011 @ 101(b)	40,000	43,738

			137,740

0.50%	West Virginia
	Jackson County Residential Mortgage, 7.375%, 6/1/2010, ETM, Revenue(b)	25,000	27,435

0.97%	Wisconsin
	Wisconsin State, 5.30%, 5/1/2018, Series D, GO, Prerefunded 5/01/2011 @ 100	50,000	53,664

	Total Municipal Bonds
	(Cost $3,360,735)		3,409,943

		Shares

2.36%	PREFERRED STOCKS
1.85%	Financial Services
	Bear Stearns Capital Trust III, 7.80%, Callable 5/27/2008 @ $25	2,315	55,560
	Countrywide Capital IV, 6.75%, Callable 5/27/2008 @ $25	739	13,753
	Countrywide Capital V, 7.00%, Callable 11/1/2011 @ $25	1,164	21,173
	Thornburg Mortgage, Inc., 8.00%, Series C, Callable 3/22/2010 @ $25	1,205	5,639
	Thornburg Mortgage, Inc., 10.00%, Series F, Callable 9/7/2012 @ $25	1,150	5,509

			101,634

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

0.51%	U.S. Government & Agency
	Fannie Mae, 8.25%, Callable 12/31/2010 @ $25	555	$13,897
	Freddie Mac, 8.375%, Series Z, Callable 12/31/2012 @ $25	555	14,208

			28,105

	Total Preferred Stocks
	(Cost $109,792)		129,739

54.63%	EXCHANGE TRADED/CLOSED-END FUNDS
0.21%	Equity Closed-End Funds
	Nuveen Real Estate Income Fund	330	5,683
	RMR Hospitality & Real Estate Fund	415	5,897

			11,580

43.65%	Municipal Closed-End Funds
	BlackRock Florida Insured Municipal 2008 Term Trust(a)	45,698	671,761
	BlackRock Insured Municipal Term Trust, Inc.(a)	54,535	549,167
	BlackRock MuniHoldings California Insured Fund, Inc.	1,309	16,808
	BlackRock MuniHoldings Fund II, Inc.	625	8,469
	BlackRock MuniHoldings Insured Fund II, Inc.(a)	2,136	25,504
	BlackRock MuniHoldings Insured Fund, Inc.(a)	2,915	34,893
	BlackRock MuniYield Florida Fund	800	10,200
	BlackRock MuniYield Florida Insured Fund(a)	4,571	56,315
	BlackRock MuniYield Michigan Insured Fund, Inc.	1,735	23,214
	BlackRock MuniYield New Jersey Fund, Inc.	645	8,914
	BlackRock MuniYield New Jersey Insured Fund, Inc.	800	10,608
	BlackRock MuniYield Pennsylvania Insured Fund(a)	4,061	54,255
	BlackRock New York Insured Municipal 2008 Term Trust, Inc.(a)	2,130	32,056
	DTF Tax Free Income, Inc.(a)	6,831	94,541
	DWS Municipal Income Trust(a)	2,235	23,914
	Investment Grade Municipal Income Fund(a)	1,887	23,852
	MBIA Capital/Claymore Managed Duration Investment Grade Municipal Fund	1,000	12,200
	Morgan Stanley Municipal Premium Income Trust	775	6,456
	Morgan Stanley Quality Municipal Investment	625	7,994
	Neuberger Berman Intermediate Municipal Fund, Inc.	3,085	40,352
	Nuveen California Investment Quality Municipal	1,100	14,872
	Nuveen Florida Investment Quality Municipal Fund(a)	5,595	71,448
	Nuveen Florida Quality Income Municipal Fund(a)	4,605	58,714
	Nuveen Insured California Premium Income Municipal Fund II	1,000	13,100
	Nuveen Insured Dividend Advantage Municipal Fund	850	11,450
	Nuveen Insured Municipal Opportunity Fund, Inc.	1,300	17,680
	Nuveen Insured Premium Income Municipal Fund	3,888	46,306
	Nuveen Michigan Quality Income Municipal Fund	1,250	16,387
	Nuveen New Jersey Premium Income Municipal Fund(a)	625	8,425
	Nuveen New York Dividend Advantage Municipal Fund	650	8,717
	Nuveen New York Dividend Advantage Municipal Fund II	800	10,704
	Nuveen New York Investment Quality Municipal Fund	500	6,545
	Nuveen New York Quality Income Municipal Fund	2,762	35,740
	Nuveen New York Select Quality Municipal Fund(a)	3,290	42,902
	Nuveen Pennsylvania Investment Quality Municipal Fund	1,335	17,488
	Nuveen Pennsylvania Premium Income Municipal Fund II(a)	4,329	53,290
	Nuveen Performance Plus Municipal Fund	1,230	16,408
	Nuveen Premier Insured Municipal Income Fund, Inc.	1,901	24,827
	Nuveen Premium Income Municipal Fund IV	1,025	11,746
	Putnam Municipal Opportunities Trust(a)	5,254	58,424
	Seligman Select Municipal Fund, Inc.(a)	9,920	95,728
	Western Asset Intermediate Municipal Fund, Inc.	4,530	39,637

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
% of
Net Assets	Description	Shares	Value

	Municipal Closed-End Funds (Continued)
	Western Asset Municipal Partners Fund, Inc.	1,000	$12,800

			2,404,811

10.77%	Taxable Fixed Income Closed-End Funds
	ACM Managed Dollar Income Fund	2,400	17,544
	AllianceBernstein Income Fund	3,019	25,269
	BlackRock Core Bond Trust	400	4,920
	BlackRock Income Trust(a)	6,666	40,329
	BlackRock Limited Duration Income Trust	800	12,584
	BlackRock Strategic Bond Trust	1,500	17,520
	Credit Suisse Asset Management Income Fund, Inc.	1,600	5,760
	DWS Multi-Market Income Trust	5,540	46,425
	Eaton Vance Limited Duration Income Fund(a)	850	13,005
	Eaton Vance Short Duration Diversified Income Fund	1,240	19,654
	Evergreen Multi-Sector Income Fund	530	8,512
	First Trust/Four Corners Senior Floating Rate Income Fund	1,225	17,726
	Franklin Templeton Limited Duration Income Trust	2,030	24,076
	John Hancock Preferred Income Fund III	330	6,194
	MFS Charter Income Trust	1,610	13,653
	MFS Intermediate Income Trust(a)	22,354	141,501
	MFS Multimarket Income Trust	6,215	36,109
	Morgan Stanley Global Opportunity Bond Fund, Inc.	2,758	19,113
	New America High Income Fund, Inc.	10,980	18,227
	Nuveen Multi-Strategy Income & Growth Fund	1,335	14,124
	Nuveen Multi-Strategy Income & Growth Fund II	1,790	19,081
	Putnam Premier Income Trust	2,355	14,648
	Van Kampen Bond Fund	1,314	22,483
	Western Asset Emerging Markets Debt Fund, Inc.	412	7,535
	Western Asset Global High Income Fund, Inc.	500	5,875
	Western Asset High Income Opportunity Fund, Inc.	1,000	6,060
	Western Asset Worldwide Income Fund, Inc.	1,166	15,403

			593,330

	Total Exchange Traded/Closed-End Funds
	(Cost $2,970,981)		3,009,721

		Contracts

0.21%	PURCHASED OPTIONS(c)
	CBOE SPX Volatility Index:
	5/21/2008, Call @ $22.50	26	2,600
	5/21/2008, Call @ $25	49	2,450
	Energy Select Sector SPDR, 6/30/2008, Put @ $70	40	3,360
	Financial Select Sector SPDR:
	5/17/2008, Put @ $23	83	498
	5/17/2008, Put @ $24	49	441
	5/17/2008, Put @ $26	56	2,464

	Total Purchased Options
	(Cost $18,281)		11,813

119.10%	Total investments
	(Cost $6,459,789)		6,561,216

(19.10)%	Liabilities in excess of other assets		(1,052,440)

100.00%	NET ASSETS		$5,508,776

(a)	All or a portion of the security is segregated in connection with forward currency and futures contracts.

See accompanying notes to financial statements.

YIELDQUEST LOW DURATION TAX-EXEMPT BOND FUND SCHEDULE OF INVESTMENTS (Unaudited) (Continued)	April 30, 2008
(b)	All or a portion of the security is pledged as collateral for securities sold short.
(c)	Non-income producing securities.
ACA	Insured by ACA Capital Holdings, Inc.
AMBAC	Insured by American Municipal Bond Assurance Corp.
BIG	Broad Investment Grade
CBOE	Chicago Board Options Exchange
CMO	Collateralized Mortgage Obligation
COP	Certificate of Participation
ETM	Escrowed to Maturity
FGIC	Insured by Financial Guaranty Insurance Co.
FSA	Insured by Financial Security Assurance
GO	General Obligation
LLC	Limited Liability Co.
MBIA	Insured by Municipal Bond Insurance Organization Association
NA	North America
PSF-G	Public School Fund Guaranteed
RADIAN	Insured by Radian
SPDR	S&P Depositary Receipts
XLCA	Insured by XL Capital Assurance

% of
Net Assets	Description		Principal	Value

20.78%	U.S. TREASURY SECURITIES SOLD SHORT
	U.S. Treasury Notes, 2.00%, 2/28/2010		$1,150,000	$1,144,879

	Total U.S. Treasury Securities Sold Short
	(Proceeds $1,141,871)			$1,144,879

			Shares

1.61%	EXCHANGE TRADED/CLOSED-END FUNDS SOLD SHORT
	iPath S&P GSCI Crude Oil Total Return Index ETN		300	$20,595
	iShares Lehman 20+ Year Treasury Bond Fund		729	67,892

	Total Exchange Traded/Closed-End Funds Sold Short
	(Proceeds $87,396)			$88,487

		Contracts	Notional Value	Unrealized Gain/(Loss)

	FUTURES CONTRACTS PURCHASED
	U.S. Dollar Index, June 08, expires 6/6/2008	3	$218,160	$(831)
	U.S. 2 Year Bond, June 08, expires 6/30/2008	5	1,063,438	3,583

				2,752

	FUTURES CONTRACTS SOLD SHORT
	S&P 500 E-mini, June 08, expires 6/20/2008	5	346,500	1,812
	U.S. 5 Year Note, June 08, expires 6/30/2008	2	223,969	3,457
	U.S. 10 Year Note, June 08, expires 6/20/2008	1	115,813	1,029

				6,298

	Total			$9,050

Underlying Instrument	Notional Amount	Buy/Sell Protection	Receive Fixed Rate	Expiration Date	Unrealized Gain/(Loss)

CREDIT DEFAULT SWAP
ABX Home Equity AA Index, Series 2007-1	$60,000	Sell	0.15%	8/25/2037	$(1,310)

See accompanying notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES
 April 30, 2008 (Unaudited)

	YieldQuest Core Equity Fund		YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Assets:
Investments, at cost	$27,768,310		$309,273,369	$185,850,682

Investments in securities, at value	$29,906,214		$307,421,403	$186,052,351
Cash	766,091		9,862,816	4,065,642
Foreign currency, at value (cost $313,053, $0 and $0)	331,220		—	—
Unrealized gain on forward foreign exchange contracts	30,634		270,354	61,857
Unrealized gain on credit default swap agreements	—		—	49,556
Receivable for securities sold	271,565		5,535,265	1,247,250
Interest and dividends receivable	8,172		2,136,436	1,738,287
Reclaims receivable	116		—	—
Receivable for fund shares sold	—		183,520	49,600
Prepaid expenses and other assets	31,458		120,345	116,896

Total Assets	31,345,470		325,530,139	193,381,439

Liabilities:
Foreign currencies payable to custodian, at value
(cost $0, $171,941 and $21,021)	—		169,927	20,205
Payable for securities purchased	198,030		—	—
Unrealized loss on forward foreign exchange contracts	13,492		308,613	16,794
Unrealized loss on credit default swap agreements	21,830		165,298	—
Premiums received on credit default swap agreements	773,145		6,861,579	2,243,575
Payable for fund shares redeemed	2,755		80,251	194,425
Payable for interest and dividends on securities sold short	16,822		81,240	186,198
Securities sold short, at value (proceeds $5,815,669,
$39,183,753 and $32,717,500)	5,266,677		39,367,063	32,667,332
Variation margin on futures contracts	—		—	7,762
Accrued expenses and other payables:
Investment advisor	5,556		42,050	21,596
Distribution fees - Investor Class	3		310	71
Other accrued expenses	41,291		134,900	101,192

Total Liabilities	6,339,601		47,211,231	35,459,150

Net Assets	$25,005,869		$278,318,908	$157,922,289

Net Assets Consist Of:
Paid in capital	23,449,293		305,827,453	168,605,741
Undistributed net investment income (loss)	266,855		(372,971)	74,512
Accumulated net realized loss on investment transactions	(1,519,282)		(25,039,650)	(11,302,457)
Net unrealized appreciation (depreciation) on investments	2,809,003		(2,095,924)	544,493

Net Assets	$25,005,869		$278,318,908	$157,922,289

Net Assets
Institutional Class	$24,995,620		$276,763,003	$157,665,149
Investor Class	10,249		1,555,905	257,140

Total	$25,005,869		$278,318,908	$157,922,289

Shares of Beneficial Interest Outstanding (unlimited
number authorized, no par value)
Institutional Class	2,145,962		28,722,457	15,978,479
Investor Class	880		161,457	26,038

Total	2,146,842		28,883,914	16,004,517

Net Asset Value, Offering & Redemption Price Per Share
(Net Assets divided by Shares Outstanding)
Institutional Class	$11.65		$9.64	$9.87

Investor Class	$11.64	(a)	$9.64	$9.88

(a) Per share amount does not recalculate due to rounding of net assets and/or shares of beneficial interest outstanding.

See accompanying notes to financial statements.
47

STATEMENTS OF ASSETS AND LIABILITIES (Continued)
 April 30, 2008 (Unaudited)

	YieldQuest Flexible Income Fund	YieldQuest Low Duration Bond Fund	YieldQuest Low Duration Tax-Exempt Bond Fund
Assets:
Investments, at cost	$40,030,369	$10,562,650	$6,459,789

Investments in securities, at value	$40,660,288	$10,703,783	$6,561,216
Cash	1,909,292	—	70,664
Foreign currency, at value (cost $0, $7,015 and $0)	—	7,132	—
Unrealized gain on forward foreign exchange contracts	116,578	2,070	13
Receivable for securities sold	646,830	143,192	18,100
Interest and dividends receivable	201,434	75,162	55,026
Receivable due from investment advisor	—	407	1,041
Receivable for fund shares sold	81,976	73,840	99,970
Prepaid expenses and other assets	40,285	18,721	15,694

Total Assets	43,656,683	11,024,307	6,821,724

Liabilities:
Payable to custodian	—	5,342	—
Foreign currencies payable to custodian, at value
(cost $12,554, $0 and $0)	11,544	—	—
Unrealized loss on forward foreign exchange contracts	14,840	5,287	—
Unrealized loss on credit default swap agreements	29,917	11,313	1,310
Premiums received on credit default swap agreements	1,242,043	115,243	46,389
Payable for fund shares redeemed	14,472	—	—
Payable for interest and dividends on securities sold short	26,111	398	3,875
Securities sold short, at value (proceeds $4,605,616,
$490,096 and $1,229,267)	4,592,815	490,372	1,233,366
Accrued expenses and other payables:
Investment advisor	7,104	—	—
Distribution fees - Investor Class	24	—	—
Other accrued expenses	25,159	27,153	28,008

Total Liabilities	5,964,029	655,108	1,312,948

Net Assets	$37,692,654	$10,369,199	$5,508,776

Net Assets Consist Of:
Paid in capital	38,174,615	10,560,179	5,491,855
Undistributed net investment income (loss)	49,106	(743)	2,532
Accumulated net realized loss on investment transactions	(1,271,116)	(325,437)	(90,690)
Net unrealized appreciation (depreciation) on investments	740,049	135,200	105,079

Net Assets	$37,692,654	$10,369,199	$5,508,776

Net Assets
Institutional Class	$37,587,711	$10,369,199	$5,508,776
Investor Class	104,943	—	—

Total	$37,692,654	$10,369,199	$5,508,776

Shares of Beneficial Interest Outstanding (unlimited
number authorized, no par value)
Institutional Class	3,882,696	1,049,287	545,603
Investor Class	10,841	—	—

Total	3,893,537	1,049,287	545,603

Net Asset Value, Offering & Redemption Price Per Share
(Net Assets divided by Shares Outstanding)
Institutional Class	$9.68	$9.88	$10.10

Investor Class	$9.68	$—	$—

See accompanying notes to financial statements.
48

STATEMENTS OF OPERATIONS
 For the Six Months Ended April 30, 2008 (Unaudited)

	YieldQuest Core Equity Fund	YieldQuest Total Return Bond Fund	YieldQuest Tax-Exempt Bond Fund
Investment Income:
Dividend income	$810,921	$8,357,425	$2,837,410
Interest income	22,239	3,620,583	1,733,800
Less: Foreign withholding taxes	(383)	(29,344)	(1,492)

Total Investment Income	832,777	11,948,664	4,569,718

Operating Expenses:
Investment advisory fees	116,108	864,831	468,283
Administration fees	5,642	82,264	48,412
Distribution fees - Investor Class	6	382	102
Fund accounting fees	6,552	17,108	19,110
Custodian fees	12,922	36,218	23,660
Transfer agent fees	7,462	14,560	8,554
Trustees’ fees	1,274	18,746	10,010
Compliance service fees	728	8,554	5,096
Interest and dividend expense for securities sold short	157,437	1,034,245	690,328
Other expenses	10,920	142,870	112,476

Total Operating Expenses	319,051	2,219,778	1,386,031
Less: Expenses waived and reimbursed	(22,189)	(29,359)	(69,957)

Net Operating Expenses	296,862	2,190,419	1,316,074

Net Investment Income	535,915	9,758,245	3,253,644

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Security transactions	(2,585,680)	(6,352,776)	(3,445,494)
Futures contracts	(89,387)	(4,032,529)	(2,710,341)
Foreign currency transactions	(71,026)	(2,180,693)	(81,883)
Distributions of realized gains from other investment companies	916,725	1,300,704	293,330
Securities sold short	223,899	(511,261)	(837,200)
Swap agreements	124,196	1,690,286	23,057
Written option transactions	—	35,279	12,320

Net realized gain (loss)	(1,481,273)	(10,050,990)	(6,746,211)

Net change in unrealized appreciation (depreciation)
on investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	(769,583)	531,193	2,811,450

Net Realized and Unrealized Loss	(2,250,856)	(9,519,797)	(3,934,761)

Net Increase (Decrease) in Net Assets Resulting
From Operations	$(1,714,941)	$238,448	$(681,117)

See accompanying notes to financial statements.
49

STATEMENTS OF OPERATIONS (Continued)
 For the Six Months Ended April 30, 2008 (Unaudited)

	YieldQuest Flexible Income Fund	YieldQuest Low Duration Bond Fund	YieldQuest Low Duration Tax-Exempt Bond Fund
Investment Income:
Dividend income	$1,086,674	$231,255	$88,045
Interest income	236,180	134,921	33,043
Less: Foreign withholding taxes	(721)	(408)	—

Total Investment Income	1,322,133	365,768	121,088

Operating Expenses:
Investment advisory fees	118,314	26,403	13,858
Administration fees	3,094	1,456	364
Distribution fees - Investor Class	36	—	—
Fund accounting fees	4,004	2,730	3,640
Custodian fees	12,922	12,558	12,012
Transfer agent fees	8,008	7,826	6,916
Trustees’ fees	728	364	—
Compliance service fees	364	182	—
Interest and dividend expense for securities sold short	36,574	6,401	1,972
Other expenses	17,836	15,470	13,468

Total Operating Expenses	201,880	73,390	52,230
Less: Expenses waived and reimbursed	(15,511)	(28,845)	(30,169)

Net Operating Expenses	186,369	44,545	22,061

Net Investment Income	1,135,764	321,223	99,027

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Security transactions	(383,482)	(94,238)	3,414
Futures contracts	(713,673)	(133,397)	(88,242)
Foreign currency transactions	(239,852)	(28,815)	(148)
Distributions of realized gains from other investment companies	58,169	5,899	892
Securities sold short	(14,310)	4,610	(381)
Swap agreements	132,659	37,160	8,452
Written option transactions	1,253	784	60

Net realized gain (loss)	(1,159,236)	(207,997)	(75,953)

Net change in unrealized appreciation (depreciation)
on investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	614,793	149,700	97,264

Net Realized and Unrealized Gain (Loss)	(544,443)	(58,297)	21,311

Net Increase in Net Assets Resulting From Operations	$591,321	$262,926	$120,338

See accompanying notes to financial statements.
50

STATEMENTS OF CHANGES IN NET ASSETS

	YieldQuest Core Equity Fund

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Operations:
Net investment income (loss)	$535,915	$528,788
Net realized gain (loss) from investments, futures contracts,
options and foreign currency transactions	(1,481,273)	54,674
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, foreign currency
transactions, securities sold short and swaps	(769,583)	2,631,208

Change in Net Assets Resulting From Operations	(1,714,941)	3,214,670

Distributions to Shareholders:
From net investment income:
Institutional Class	(679,745)	(269,413)

Total Distributions to Shareholders	(679,745)	(269,413)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	5,023,539	8,222,446
Reinvestment of distributions	678,660	268,712
Redemption fee proceeds	—	963
Cost of shares redeemed	(3,681,685)	(4,849,248)

Total Institutional Class	2,020,514	3,642,873

Investor Class
Net proceeds from shares sold	10,000	—

Total Investor Class	10,000	—

Change in Net Assets From Share Transactions of
Beneficial Interest	2,030,514	3,642,873

Change in Net Assets	(364,172)	6,588,130

Net Assets:
Beginning of period	25,370,041	18,781,911

End of period	$25,005,869	$25,370,041

Undistributed net investment income	$266,855	$410,685

Share Transactions:
Institutional Class
Issued	456,514	694,143
Reinvested	56,744	23,046
Redeemed	(335,849)	(402,595)

Total Institutional Class Shares	177,409	314,594

Investor Class
Issued	880	—

Total Investor Class Shares	880	—

Change in Shares	178,289	314,594

See accompanying notes to financial statements.
51

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Total Return Bond Fund

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Operations:
Net investment income (loss)	$9,758,245	$15,281,647
Net realized gain (loss) from investments, futures contracts,
options and foreign currency transactions	(10,050,990)	(16,551,190)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	531,193	(4,751,061)

Change in Net Assets Resulting From Operations	238,448	(6,020,604)

Distributions to Shareholders:
From net investment income:
Institutional Class	(9,945,439)	(13,779,524)
Investor Class	(13,553)	—

Total Distributions to Shareholders	(9,958,992)	(13,779,524)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	84,182,718	267,367,162
Reinvestment of distributions	9,922,305	13,647,410
Redemption fee proceeds	—	12,937
Cost of shares redeemed	(136,088,128)	(70,970,330)

Total Institutional Class	(41,983,105)	210,057,179

Investor Class
Net proceeds from shares sold	1,548,447	—
Dividends reinvested	12,544	—
Cost of shares redeemed	(34,454)	—

Total Investor Class	1,526,537	—

Change in Net Assets From Share Transactions of Beneficial Interest	(40,456,568)	210,057,179

Change in Net Assets	(50,177,112)	190,257,051

Net Assets:
Beginning of period	328,496,020	138,238,969

End of period	$278,318,908	$328,496,020

Undistributed net investment loss	$(372,971)	$(172,224)

Share Transactions:
Institutional Class
Issued	8,708,058	25,559,666
Reinvested	1,033,037	1,320,696
Redeemed	(14,087,601)	(6,968,809)

Total Institutional Class Shares	(4,346,506)	19,911,553

Investor Class
Issued	163,764	—
Reinvested	1,312	—
Redeemed	(3,619)	—

Total Investor Class Shares	161,457	—

Change in Shares	(4,185,049)	19,911,553

See accompanying notes to financial statements.
52

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Tax-Exempt Bond Fund

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007
Operations:
Net investment income (loss)	$3,253,644	$5,853,808
Net realized gain (loss) from investments, futures contracts,
options and foreign currency transactions	(6,746,211)	(4,090,086)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	2,811,450	(3,811,437)

Change in Net Assets Resulting From Operations	(681,117)	(2,047,715)

Distributions to Shareholders:
From net investment income:
Institutional Class	(3,408,358)	(5,770,068)
Investor Class	(1,262)	—

Total Distributions to Shareholders	(3,409,620)	(5,770,068)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	82,888,711	138,743,711
Reinvestment of distributions	3,398,005	5,752,586
Redemption fee proceeds	—	11,238
Cost of shares redeemed	(115,532,334)	(31,882,581)

Total Institutional Class	(29,245,618)	112,624,954

Investor Class
Net proceeds from shares sold	262,767	—
Dividends reinvested	1,258	—
Cost of shares redeemed	(11,894)	—

Total Investor Class	252,131	—

Change in Net Assets From Share Transactions of
Beneficial Interest	(28,993,487)	112,624,954

Change in Net Assets	(33,084,224)	104,807,171

Net Assets:
Beginning of period	191,006,513	86,199,342

End of period	$157,922,289	$191,006,513

Undistributed net investment income	$74,512	$230,488

Share Transactions:
Institutional Class
Issued	8,338,367	13,254,349
Reinvested	342,840	552,448
Redeemed	(11,627,344)	(3,066,858)

Total Institutional Class Shares	(2,946,137)	10,739,939

Investor Class
Issued	27,132	—
Reinvested	128	—
Redeemed	(1,222)	—

Total Investor Class Shares	26,038	—

Change in Shares	(2,920,099)	10,739,939

See accompanying notes to financial statements.
53

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Flexible Income Fund

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007(a)
Operations:
Net investment income (loss)	$1,135,764	$188,478
Net realized gain (loss) from investments, futures contracts,
options and foreign currency transactions	(1,159,236)	(85,082)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	614,793	125,256

Change in Net Assets Resulting From Operations	591,321	228,652

Distributions to Shareholders:
From net investment income:
Institutional Class	(1,129,787)	(171,057)
Investor Class	(1,090)	—

Total Distributions to Shareholders	(1,130,877)	(171,057)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	30,197,587	14,704,070
Reinvestment of distributions	1,128,308	171,057
Cost of shares redeemed	(7,773,734)	(352,819)

Total Institutional Class	23,552,161	14,522,308

Investor Class
Proceeds from shares issued	111,396	—
Dividends reinvested	1,090	—
Cost of shares redeemed	(12,340)	—

Total Investor Class	100,146	—

Change in Net Assets From Share Transactions of
Beneficial Interest	23,652,307	14,522,308

Change in Net Assets	23,112,751	14,579,903

Net Assets:
Beginning of period	14,579,903	—

End of period	$37,692,654	$14,579,903

Undistributed net investment income	$49,106	$44,219

Share Transactions:
Institutional Class
Issued	3,114,483	1,480,378
Reinvested	117,507	17,092
Redeemed	(810,188)	(36,576)

Total Institutional Class Shares	2,421,802	1,460,894

Investor Class
Issued	12,050	—
Reinvested	115	—
Redeemed	(1,324)	—

Total Investor Class Shares	10,841	—

Change in Shares	2,432,643	1,460,894

(a) Commenced operations on June 11, 2007.

See accompanying notes to financial statements.
54

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Low Duration Bond Fund

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007(a)
Operations:
Net investment income (loss)	$321,223	$115,717
Net realized gain (loss) from investments, futures contracts,
options and foreign currency transactions	(207,997)	(125,340)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	149,700	(14,500)

Change in Net Assets Resulting From Operations	262,926	(24,123)

Distributions to Shareholders:
From net investment income:
Institutional Class	(319,108)	(110,675)

Total Distributions to Shareholders	(319,108)	(110,675)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	8,127,103	8,868,247
Reinvestment of distributions	319,108	110,675
Cost of shares redeemed	(6,218,745)	(646,209)

Total Institutional Class	2,227,466	8,332,713

Change in Net Assets From Share Transactions of
Beneficial Interest	2,227,466	8,332,713

Change in Net Assets	2,171,284	8,197,915

Net Assets:
Beginning of period	8,197,915	—

End of period	$10,369,199	$8,197,915

Undistributed net investment loss	$(743)	$(2,858)

Share Transactions:
Institutional Class
Issued	825,241	879,828
Reinvested	32,436	11,046
Redeemed	(634,588)	(64,676)

Total Institutional Class Shares	223,089	826,198

Change in Shares	223,089	826,198

(a) Commenced operations on June 11, 2007.

See accompanying notes to financial statements.
55

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	YieldQuest Low Duration Tax-Exempt Bond Fund

	Six Months Ended April 30, 2008 (Unaudited)	Year Ended October 31, 2007(a)
Operations:
Net investment income (loss)	$99,027	$16,244
Net realized gain (loss) from investments, futures contracts,
options and foreign currency transactions	(75,953)	(14,737)
Net change in unrealized appreciation (depreciation) on
investments, futures contracts, options, foreign
currency transactions, securities sold short and swaps	97,264	7,815

Change in Net Assets Resulting From Operations	120,338	9,322

Distributions to Shareholders:
From net investment income:
Institutional Class	(97,163)	(15,576)

Total Distributions to Shareholders	(97,163)	(15,576)

Share Transactions of Beneficial Interest:
Institutional Class
Net proceeds from shares sold	9,766,210	1,680,866
Reinvestment of distributions	97,163	15,576
Cost of shares redeemed	(5,701,781)	(366,179)

Total Institutional Class	4,161,592	1,330,263

Change in Net Assets From Share Transactions of
Beneficial Interest	4,161,592	1,330,263

Change in Net Assets	4,184,767	1,324,009

Net Assets:
Beginning of period	1,324,009	—

End of period	$5,508,776	$1,324,009

Undistributed net investment income	$2,532	$668

Share Transactions:
Institutional Class
Issued	973,319	166,837
Reinvested	9,645	1,544
Redeemed	(569,377)	(36,365)

Total Institutional Class Shares	413,587	132,016

Change in Shares	413,587	132,016

(a) Commenced operations on June 11, 2007.

See accompanying notes to financial statements.
56

NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1. ORGANIZATION
YieldQuest Funds Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “Act”). The Trust was organized as a Delaware business trust on June 27, 2005 and is authorized to issue an unlimited number of shares of beneficial interest of no par value which may be issued in more than one series and classes. These notes to financial statements relate to the six portfolios of the Trust (individually referred to as “Fund”, or collectively as the “Funds”) which are presented herein:

Portfolio Name	Diversification	Investment Objective
YieldQuest Core Equity Fund[1] (“Core Equity Fund”)	diversified	Long-term capital appreciation and, secondarily, income
YieldQuest Total Return Bond Fund[1] (“Total Return Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Tax-Exempt Bond Fund[1] (“Tax-Exempt Bond Fund”)	diversified	Maximize current tax-exempt income
YieldQuest Flexible Income Fund[2] (“Flexible Income Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Low Duration Bond Fund[2] (“Low Duration Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation
YieldQuest Low Duration Tax-Exempt Bond Fund[2] (“Low Duration Tax-Exempt Bond Fund”)	diversified	Total return, comprised of both income and capital appreciation

[1] Commenced operations on November 1, 2005.
[2] Commenced operations on June 11, 2007.

The Core Equity Fund, Total Return Fund, Tax-Exempt Fund and Flexible Income Fund each offer two classes of shares: Institutional Class Shares and Investor Class Shares. The Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund offer Institutional Class Shares only. Each class of shares has identical rights and privileges except with respect to shareholder servicing and administrative service fees, which are paid only by the Investor Share Class. The Investor Class Shares commenced operations on February 28, 2008.

NOTE 2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of the significant accounting policies followed by the Trust in the preparation of its financial statements. These policies are designed to be in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that may affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the period. Actual results could differ from these estimates.

Security Valuation - Portfolio securities and other assets for which market quotes are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales prices are reported, based on the quotes obtained from a quotation reporting system, established market makers, or pricing services. NASDAQ traded securities are valued at the NASDAQ Official Closing Price. Certain securities or investments for which daily market quotations are not readily available may be valued by Yieldquest Advisors, LLC (the “Advisor”), pursuant to guidelines established by the Board of Trustees of the Trust (the “Board”). Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange-traded funds, exchange-traded options, futures contracts and options on futures contracts are valued at the settlement price determined by the applicable exchange. Securities for which market quotes are not readily available are valued at a fair value as determined in good faith by the Advisor. Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from independent pricing services.

In unusual circumstances, instead of valuing securities in the usual manner, the Funds may value securities at a fair value as determined in good faith by the Advisor, according to procedures approved by the Board. Fair value pricing may also be used if extraordinary events occur after the close of the relevant market but prior to the NYSE close. Fair value pricing requires subjective determinations about the value of a security. The Valuation Committee of the

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Board acts as a liaison between the full Board and the Advisor, with respect to the fair value pricing of securities held in the Funds’ portfolios. The Valuation Committee is responsible for reviewing and approving the price of any security in a Fund’s portfolio that is fair value priced.

As a general principle, a “fair value” of a security is an amount that a Fund might reasonably expect to realize upon its current sale. There is no single standard for determining a fair value of a security. Rather, in determining a fair value of a security, the Advisor may take into account the relevant factors and surrounding circumstances, which may include: (i) the nature and pricing history (if any) of the security; (ii) whether any dealer quotations for the security are available; (iii) possible valuation methodologies that could be used to determine the fair value of the security; (iv) the recommendation of the Portfolio Manager of the Fund with respect to the valuation of the security; (v) whether the same or similar securities are held by other funds managed by the Advisor or other funds and the method used to price the security in those funds; (vi) the extent to which a fair value to be determined for the security will result from the use of data or formula produced by third parties independent of the Advisor, and (vii) the liquidity or illiquidity of the market for the security.

In September 2006, the Financial Accounting Standards Board (“FASB”) issued Statement on Financial Accounting Standard (“SFAS”) No. 157, “Fair Value Measurement”. This standard establishes a single authoritative definition of fair value and sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. As of April 30, 2008, the Funds do not believe the adoption of SFAS No. 157 will impact the financial statement amounts; however, additional disclosures will be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

In March 2008, the FASB issued the Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS 161”). SFAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS 161 requires enhanced disclosures about each Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on each Fund’s financial position, performance and cash flows. Management is currently evaluating the impact the adoption of SFAS 161 will have on each Fund’s financial statements and related disclosures.

Investment Transactions and Investment Income - Investment transactions are recorded no later than one business day after trade date throughout the period. For financial reporting purposes, investment transactions are recorded on trade dates on the last business day of the reporting period. In determining net realized gain or loss from the sale of securities, the cost of securities sold is determined on the identified cost basis. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Purchase discounts and premiums on securities are accreted and amortized over the life of the respective securities.

Expenses - Expenses of the Trust which can be directly attributed to a Fund are charged to that Fund. Expenses which are not attributed to a specific Fund are allocated among the Funds in proportion to each Fund’s relative net assets or other manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Funds.

Federal Income Taxes - It is the Trust’s policy to comply with Subchapter M provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and any realized capital gains to its shareholders. Accordingly, no federal income tax provision is required. Each Fund is treated as a separate taxpayer for federal income tax purposes.

Effective April 30, 2008, the Funds adopted FASB Interpretation No. 48 (“FIN 48”) “Accounting for the Uncertainty of Income Taxes.” FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Funds’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

threshold would be recorded as a tax expense in the current year and recognized as: a liability for unrecognized tax benefits; a reduction of an income tax refund receivable; a reduction of deferred tax asset; an increase in deferred tax liability; or a combination thereof. Management has evaluated the implications of FIN 48 and has concluded that there was no impact to the Funds’ financial statements as of April 30, 2008. The adoption of FIN 48 requires ongoing monitoring and analysis. Future conclusions reached by management may be different and result in adjustments to the Fund’s NAV and financial statements.

Dividends and Distributions - The Core Equity Fund will pay dividends from net investment income, if any, on an annual basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax- Exempt Bond Fund will pay dividends from net investment income on a monthly basis and will declare and pay distributions from net realized capital gains, if any, at least annually. The amounts of distributions from net investment income and capital gains are determined in accordance with federal income tax regulations, which may differ from those amounts determined under GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. reclassification of market discounts, net operating loss, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences (e.g. wash sales) do not require reclassification. Dividends to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

Foreign Currency Translations - Foreign currency transactions are translated into U.S. dollars on the following basis (i) market value of investment securities, assets and liabilities at the daily rates of exchange, and (ii) purchases and sales of investment securities, dividend and interest income and certain expenses at the rates of exchange prevailing on the respective dates of such transactions. For financial reporting purposes, the Funds do not isolate changes in the exchange rate of investment securities from the fluctuations arising from changes in the market prices of securities. However, for federal income tax purposes, the Funds do isolate and treat as ordinary income the effect of changes in foreign exchange rates on realized gain or loss from the sale of investment securities and payables and receivables arising from trade-date and settlement-date differences.

Foreign Currency Contracts - The Funds may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Fluctuations in the value of the forward contracts are recorded as unrealized gains or losses by the Funds. The gains or losses realized upon the closing of such contracts are included in the Statement of Operations. The use of forward currency contracts by a Fund involves risks including the potential inability of counterparties to meet the terms of their contracts and unanticipated movements in the value of the foreign currency relative to the U.S. dollar.

At April 30, 2008, the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and Low Duration Tax-Exempt Bond Fund had open forward foreign currency contracts. The unrealized gain (loss) on the contracts reflected in the accompanying financial statements were as follows:

CORE EQUITY FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Japanese Yen	148,050,600	$1,424,822	5/9/08	$23,815
Singapore Dollar	332,166	245,118	5/9/08	(3,718)
Swiss Franc	256,726	247,869	5/9/08	6,819

				26,916

To Sell:
Japanese Yen	59,220,240	569,929	5/9/08	(9,774)

				(9,774)

Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$17,142

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

TOTAL RETURN BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Australian Dollar	7,804,530	$7,353,202	5/9/08	$(243,275)
British Pound	3,981,201	7,910,124	5/9/08	(3,565)
Canadian Dollar	1,734,936	1,723,100	5/9/08	(15,486)
Euro	5,395,582	8,420,837	5/9/08	23,249
Japanese Yen	1,015,416,875	9,772,252	5/9/08	163,334
New Zealand Dollar	13,917,248	10,856,744	5/9/08	82,212

				6,469

To Sell:
Japanese Yen	253,854,000	2,443,061	5/9/08	(44,728)

				(44,728)

Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$(38,259)

TAX-EXEMPT BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
British Pound	470,322	$934,468	5/9/08	$532
Japanese Yen	381,248,000	3,669,086	5/9/08	61,325

				61,857

To Sell:
Japanese Yen	95,312,000	917,271	5/9/08	(16,794)

				(16,794)

Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$45,063

FLEXIBLE INCOME FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
British Pound	183,602	$364,792	5/9/08	$208
Euro	196,895	307,292	5/9/08	848
Japanese Yen	224,374,450	2,159,353	5/9/08	36,092

				37,148

To Sell:
Brazilian Real	805,668	483,708	5/9/08	18,542
British Pound	115,109	228,706	5/9/08	227
Canadian Dollar	4,496,400	4,465,725	5/9/08	40,135
Japanese Yen	56,094,000	539,842	5/9/08	(9,884)
Icelandic Krona	78,731,300	1,052,079	5/9/08	3,167
Mexican Nuevo Peso	9,637,335	917,897	5/9/08	10,426
New Zealand Dollar	839,088	654,567	5/9/08	(4,957)
Singapore Dollar	619,504	457,154	5/9/08	6,934

				64,590

Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$101,738

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

LOW DURATION BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
Australian Dollar	153,471	$144,596	5/9/08	$(4,784)
British Pound	89,226	177,279	5/9/08	(81)
Canadian Dollar	28,727	28,531	5/9/08	(256)
Euro	131,744	205,611	5/9/08	568
Japanese Yen	2,997,187	28,845	5/9/08	482
New Zealand Dollar	166,867	130,172	5/9/08	986

				(3,085)

To Sell:
Japanese Yen	750,000	7,218	5/9/08	(132)

				(132)

Net Unrealized Gain (Loss) on Open Forward Foreign Currency Contracts				$(3,217)

LOW DURATION TAX-EXEMPT BOND FUND

	Local	Market	Settlement	Unrealized
Foreign Currency	Currency	Value	Date	Gain (Loss)

To Buy:
British Pound	11,066	$21,987	5/9/08	$13

Futures Contracts - Each Fund may use futures contracts for hedging or speculative purposes consistent with its investment objective. Upon entering into a futures contract, a Fund must deposit initial margin in addition to segregating cash or liquid assets sufficient to meet its obligation to purchase or provide securities, or to pay the amount owed at the expiration of an index-based futures contract. Such liquid assets may consist of cash, cash equivalents, liquid debt or equity securities or other acceptable assets. Pursuant to the futures contract, the Fund agrees to receive from, or pay to the broker, an amount of cash equal to the daily fluctuation in value of the contract. Such a receipt of payment is known as a “variation margin” and is recorded by each Fund as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with changes in the value of the underlying securities. Use of long futures contracts subjects a Fund to risk of loss in excess of the amount shown on the Statement of Assets and Liabilities, up to the notional value of the futures contract. Use of short futures contracts subjects a Fund to unlimited risk of loss.

Option Contracts - The Funds may write or purchase option contracts. These transactions are used to hedge against changes in interest rates, security prices, currency fluctuations, and other market developments, or for the purposes of earning additional income (i.e. speculation). The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

In writing an option, a Fund contracts with a specified counterparty to purchase (written put option) or sell (written call option) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the applicable Fund bears the market risk of an unfavorable change in the price of an underlying asset, and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current market value. Written options involve financial risk which may exceed amounts reflected in the financial statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

The number of option contracts written and the premiums received during the six months ended April 30, 2008, were as follows:

	YieldQuest		YieldQuest		YieldQuest
	Total Return Bond Fund		Tax-Exempt Bond Fund		Flexible Income Fund

	Number of	Premiums	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received	Contracts	Received

Options outstanding, beginning of period	—	$—	—	$—	—	$—
Options written during period	630	88,199	220	30,800	23	3,220
Options closed during period	(630)	(88,199)	(220)	(30,800)	(23)	(3,220)

Options outstanding, end of period	—	$—	—	$—	—	$—

YieldQuest
	YieldQuest		Low Duration Tax-Exempt
	Low Duration Bond Fund		Bond Fund

	Number of	Premiums	Number of	Premiums
	Contracts	Received	Contracts	Received

Options outstanding, beginning of period	—	$—	—	$—
Options written during period	14	1,960	1	140
Options closed during period	(14)	(1,960)	(1)	(140)

Options outstanding, end of period	—	$—	—	$—

Swap Agreements - Each Fund may enter into swap agreements for the purpose of attempting to obtain, enhance, or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. The value of swap agreements are equal to the Fund’s obligation (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the position held by each party to the agreements. A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to that Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating liquid assets on that Fund’s books and records.

Each Fund may enter into credit default swaps (“CDS”), bilateral financial contracts that transfer the credit risk of a third party reference entity or a group of entities from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a predetermined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a default debt obligation. CDS are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the periodic coupon payments, are recorded as “unrealized gain or loss on credit default swap agreements”. Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments. In addition to being exposed to the credit risk of the underlying reference entity, CDS are subject to counterparty risk, market risk and interest rate risk. CDS utilized by the Funds may not perform as expected or in a manner similar to the high-yield bond markets. A Fund will enter into CDS only with counterparties that the Advisor reasonably believes are capable of performing under the CDS.

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategy or to offset a potential decline in the value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution. A gain, limited to the price at which the Funds sold the security short, or a loss, unlimited in size, will be recognized upon closing a short sale. Short sales expose a Fund to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed securities at a time when the securities sold short have

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

appreciated in value, thus resulting in a loss to the Fund. A Fund making a short sale must segregate assets determined to be liquid by the Advisor in accordance with procedures established by the Board of Trustees or otherwise cover its position in a permissible manner.

NOTE 3. INVESTMENT ADVISORY FEES AND OTHER RELATED PARTY TRANSACTIONS
The Trust has entered into an investment advisory agreement with the Advisor on behalf of each Fund. The Advisor has overall supervisory responsibility for the general management and investment of each Fund and its securities portfolio, subject to the authority of the Board. The following table sets forth the annual investment advisory fee rates payable by each Fund to the Advisor pursuant to the investment advisory agreement, expressed as a percentage of the Fund’s average daily net assets, along with the investment advisory fees earned during the six months ended April 30, 2008.

	Investment Advisory Fee Rate	Investment Advisory Fees Earned*	Investment Advisory Fees Paid**

Core Equity Fund	0.99%	$116,108	$93,919
Total Return Bond Fund	0.59%	864,831	835,472
Tax-Exempt Bond Fund	0.59%	468,283	398,326
Flexible Income Fund	0.75%	118,314	102,803
Low Duration Bond Fund	0.45%	26,403	0
Low Duration Tax-Exempt Bond Fund	0.45%	13,858	0

*  These figures represent the investment advisory fees accrued, excluding the effects of any fee waivers/reimbursements.
** Net of fees waived/expenses of the Funds reimbursed by the Advisor.

The Advisor has contractually agreed to waive its investment advisory fees and/or make payments to limit certain Fund operating expenses, other than brokerage fees and commissions, borrowing costs (such as interest and dividend expenses on securities sold short, if any), 12b-1 expenses, administration expense, taxes, indirect expenses of investing in other investment companies and extraordinary or non-recurring expenses, to the amount described below under “Expense Limitation”, until October 31, 2009. The expense limitations, expressed as a percentage of each Fund’s average daily net assets, along with the actual investment advisory fee waivers and expense reimbursements for the six months ended April 30, 2008, are disclosed in the following table:

	Expense Limitation	Investment Advisory Fee Waivers/ Reimbursements

Core Equity Fund
Institutional Class	1.19%	$22,186
Investor Class	1.19%	3
Total Return Bond Fund
Institutional Class	0.79%	29,334
Investor Class	0.79%	25
Tax-Exempt Bond Fund
Institutional Class	0.79%	69,931
Investor Class	0.79%	26
Flexible Income Fund
Institutional Class	0.95%	15,506
Investor Class	0.95%	5
Low Duration Bond Fund
Institutional Class	0.65%	28,845
Low Duration Tax-Exempt Bond Fund
Institutional Class	0.65%	30,169

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

Each waiver or reimbursement by the Advisor is subject to repayment by a Fund within three fiscal years following the fiscal year in which that particular expense was incurred; provided that the Fund is able to make repayment without exceeding its expense limitation in effect at the time of the waiver or reimbursement.

Under the Distribution and Shareholder Services Plan, adopted by the Board of Trustees pursuant to Rule 12b-1 under the Act, each Fund will pay YieldQuest Securities, LLC (the “Distributor”) an annual distribution fee of 0.25% of the average daily net assets of Investor Class Shares of such Fund as compensation for the promotion and distribution of Investor Class Shares. These fees may be used by the Distributor to pay broker-dealers, investment advisors, banks, trust companies, retirement plan administrators and other services providers which provide distribution services and shareholder and administrative support. The Funds have adopted an Administration Plan with respect to Investor Class shares, pursuant to which each Fund pays an annual fee equal to 0.10% of the average daily net assets of each Fund’s Investor Class to the Distributor to compensate financial intermediaries that provide administrative services to the Investor Class shareholders pursuant to a written agreement with the Distributor. Financial intermediaries eligible to receive payments under the Administration Plan include mutual fund supermarkets and other platforms sponsored by any 401(k) plan, bank, trust company or broker-dealer that has entered into an administration agreement with the Distributor. For the six months ended April 30, 2008, the Distributor received $376 in distribution fees and $150 in administrative service fees paid by the Funds of which 100% of the fees were re-allowed to broker-dealers of the Funds.

Subject to policies established by the Board, the Advisor is responsible for each Fund’s portfolio decisions and the placing of each Fund’s portfolio transactions. The Advisor typically executes each Fund’s portfolio transactions through its affiliated broker-dealer, YieldQuest Securities, LLC, on an agency basis; while principal trades on behalf of the Funds are executed solely through independent broker-dealers. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Funds, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility, responsiveness of the broker-dealer, clearance procedures, wire service quotations, statistical and other research services provided by the broker or dealer to the Funds and the Advisor. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. Under the Investment Company Act of 1940, persons affiliated with an affiliate of the Advisor (such as YieldQuest Securities, LLC) are prohibited from dealing with the Funds as a principal in the purchase and sale of securities. Therefore, Yield Quest Securities, LLC will not serve as dealer in connection with the Fund’s over-the-counter transactions. However, Yield Quest Securities, LLC may serve as broker in the Funds’ over-the-counter transactions conducted on an agency basis and may receive brokerage commissions in connection with such transactions. Such transactions will be executed on a fully disclosed basis through its clearing firm. For the six months ended April 30, 2008, YieldQuest Securities, LLC had received brokerage commissions of $101,060, $560,795, $271,188, $133,749, $25,152, and $17,041, respectively, for the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund. The total value of transactions generating brokerage commissions were $128,483,835, $409,984,832, $259,312,128, $83,674,777, $13,483,430, and $9,965,601 respectively, for the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund and the Low Duration Tax-Exempt Bond Fund.

A trustee and the officers of the Trust are also officers of the Advisor and the Distributor.

Beginning April 15, 2007, pursuant to a Master Services Agreement (“agreement”), Citi Fund Services Ohio, Inc. (formerly BISYS Fund Services Ohio, Inc.) (“Citi”) provides administration, accounting and transfer agency services to the Funds. Under the terms of the agreement, Citi is paid an annual fee, computed daily and payable monthly based on a percentage of average daily net assets, subject to certain minimums and certain transaction fees. Prior to April 15, 2007, Gemini Fund Services, LLC served the Funds in similar capacities.

Contingencies and Commitments - In the normal course of business, the Funds enter into contracts that contain various representations and warranties and provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on future claims against the Funds and is presently unknown. However, based on experience, the Funds consider the risk of loss from such potential claims to be remote.

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

NOTE 4. INVESTMENT TRANSACTIONS
 The cost of investment purchases and the proceeds from the sale of securities (excluding securities maturing less than one year from acquisition), for the six months ended April 30, 2008 were as follows:

	Purchases	Sales

Core Equity Fund	$84,891,016	$78,260,571
Total Return Bond Fund	347,349,210	312,883,988
Tax-Exempt Bond Fund	235,118,140	263,345,646
Flexible Income Fund	72,261,072	41,462,624
Low Duration Bond Fund	9,630,980	7,014,973
Low Duration Tax-Exempt Bond Fund	14,842,609	8,404,744

NOTE 5. REDEMPTION FEES
Prior to June 18, 2007, each Fund imposed a 2% redemption fee for any redemptions occurring within 90 days of purchase.

NOTE 6. RESTRICTED SECURITIES
Restricted securities are restricted as to resale and may have been fair valued in good faith by the Advisor pursuant to the Trust’s valuation procedures. The appropriate economic, financial and other pertinent information available is taken into consideration, but because of the inherent uncertainty of valuation, these values may differ significantly from the values that would have been used had a ready market for these securities existed. These differences could be material. At April 30, 2008, investments in restricted securities were as follows:

	Acquisition			Value	% of
Security Description	Date	Cost	Value	Per Unit	Net Assets

Total Return Bond Fund
MBIA Insurance Co.	2/01/08	$1,146,399	$1,076,235	$93.88	0.39%
United Air Lines, Inc.	6/20/07	935,063	768,058	82.14	0.28%
Tax-Exempt Bond Fund
MBIA Insurance Co.	2/01/08	435,603	403,016	92.52	0.26%
Flexible Income Fund
MBIA Insurance Co.	2/01/08	322,206	302,262	93.81	0.80%
United Air Lines, Inc.	6/20/07	39,856	33,000	82.80	0.09%
Low Duration Bond Fund
MBIA Insurance Co.	2/01/08	29,700	27,478	92.52	0.27%
United Air Lines, Inc.	6/20/07	34,832	28,875	82.90	0.28%

NOTE 7. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL
The tax components of dividends paid during the period ended October 31, 2007 were as follows:

	Ordinary	Tax-Exempt	Long-Term
	Income	Income	Capital Gains	Total

Core Equity Fund	$269,413	$—	$—	$269,413
Total Return Bond Fund	13,787,132	—	—	13,787,132
Tax-Exempt Bond Fund	631,692	5,140,901	—	5,772,593
Flexible Income Fund	171,057	—	—	171,057
Low Duration Bond Fund	110,675	—	—	110,675
Low Duration Tax-Exempt Bond Fund	1,688	13,888	—	15,576

NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)

As of October 31, 2007 (the Funds’ latest tax year end), the components of distributable earnings on a tax basis were as follows:

	Capital Loss Carry Forwards	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Unrealized Appreciation (Depreciation)	Other Accumulated Gains (Losses)	Total

Core Equity Fund	$(25,022)	$479,767	$—	$3,595,342	$(98,825)	$3,951,262
Total Return Bond Fund	(14,289,967)	869,605	—	(2,092,750)	(2,274,889)	(17,788,001)
Tax-Exempt Bond Fund	(4,510,319)	—	306,930	(2,157,565)	(231,761)	(6,592,715)
Flexible Income Fund	(64,786)	68,808	—	138,297	(84,724)	57,595
Low Duration Bond Fund	(137,562)	15,099	—	4,760	(17,095)	(134,798)
Low Duration Tax-Exempt Bond Fund	(18,272)	—	668	11,350	—	(6,254)

The difference between book basis unrealized appreciation and depreciation is attributable primarily to tax deferral of losses on wash sales and on investments in Passive Foreign Investment Companies, swaps, futures, options and forward currency contracts.

At April 30, 2008, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Tax
		Tax		Unrealized
		Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)

Core Equity Fund	$28,098,263	$2,159,064	$(351,113)	$1,807,951
Total Return Bond Fund	311,760,942	4,569,129	(8,908,668)	(4,339,539)
Tax-Exempt Bond Fund	186,476,500	2,063,913	(2,488,062)	(424,149)
Flexible Income Fund	40,162,287	1,269,446	(771,445)	498,001
Low Duration Bond Fund	10,596,189	211,532	(103,938)	107,594
Low Duration Tax-Exempt Bond Fund	6,463,865	109,991	(12,640)	97,351

At October 31, 2007, the following Funds had net capital loss carryforwards for federal income tax purposes, which will expire in the following years:

	2014	2015

Core Equity Fund	$25,022	$—
Total Return Bond Fund	200,854	14,089,113
Tax-Exempt Bond Fund	303,684	4,206,635
Flexible Income Fund	—	64,786
Low Duration Bond Fund	—	137,562
Low Duration Tax-Exempt Bond Fund	—	18,272

FINANCIAL HIGHLIGHTS

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Core Equity Fund

	Institutional Class				Investor Class

	Six months ended 4/30/2008 (Unaudited)	Year ended 10/31/2007	Year ended 10/31/2006(e)		Period ended 4/30/2008 (Unaudited)(f)

Net Asset Value, beginning of period	$12.89	$11.36	$10.00		$10.00

Change in net assets from operations:
Net investment income	0.26	0.28	0.13		0.09
Net realized and unrealized gains
(losses) on investments(g)	(1.16)	1.41	1.29		1.55

Total from investment operations	(0.90)	1.69	1.42		1.64

Distributions:
Net investment income	(0.34)	(0.16)	(0.06)		—
Net realized capital gains from investments	—	—	—	(d)	—

Total Distributions	(0.34)	(0.16)	(0.06)		—

Paid-in capital from redemption fees	—	— (d)	—	(d)	—

Net Asset Value, end of period	$11.65	$12.89	$11.36		$11.64

Net assets, end of period (000’s)	$24,996	$25,370	$18,782		$10
Total return(a), (b)	(7.12)%	14.98%	14.24%		2.46%

Ratios/Supplemental Data:

Ratios of expenses to average net assets:(c)
Before expense waivers/reimbursements	2.72%	1.80%	2.85%		2.47%
After expense waivers/reimbursements	2.53%	1.24%	1.19%		2.28%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	1.19%	1.19%	1.19%		1.54%

Ratios of net investment income (loss) to
average net assets:(c)
Before expense waivers/reimbursements	4.38%	1.90%	(0.29)%		4.78%
After expense waivers/reimbursements	4.57%	2.46%	1.37%		4.97%
Portfolio turnover rate(h)	342%	568%	455%		341%

(a)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount represents less than $0.01 per share.
(e)	Commenced operations on November 1, 2005.
(f)	Commenced operations on February 28, 2008.
(g)	Includes distributions of capital gains from underlying mutual funds.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Total Return Bond Fund

	Institutional Class				Investor Class

	Six months ended 4/30/2008 (Unaudited)	Year ended 10/31/2007	Year ended 10/31/2006(e)		Period ended 4/30/2008 (Unaudited)(f)

Net Asset Value, beginning of period	$9.93	$10.51	$10.00		$10.00

Change in net assets from operations:
Net investment income	0.32	0.54	0.41		0.12
Net realized and unrealized gains
(losses) on investments(g)	(0.28)	(0.62)	0.51		(0.34)

Total from investment operations	0.04	(0.08)	0.92		(0.22)

Distributions:
Net investment income	(0.33)	(0.50)	(0.41)		(0.14)
Net realized capital gains from investments	—	—	—	(d)	—

Total Distributions	(0.33)	(0.50)	(0.41)		(0.14)

Paid-in capital from redemption fees	—	— (d)	—	(d)	—

Net Asset Value, end of period	$9.64	$9.93	$10.51		$9.64

Net assets, end of period (000’s)	$276,763	$328,496	$138,239		$1,556
Total return(a), (b)	0.50%	(0.86)%	9.31%		0.60%

Ratios/Supplemental Data:

Ratios of expenses to average net assets:(c)
Before expense waivers/reimbursements	1.52%	0.83%	0.94%		1.68%
After expense waivers/reimbursements	1.50%	0.83%	0.79%		1.66%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.79%	0.79%	0.79%		1.14%

Ratios of net investment income (loss) to
average net assets:(c)
Before expense waivers/reimbursements	6.65%	5.53%	4.70%		7.51%
After expense waivers/reimbursements	6.67%	5.53%	4.85%		7.53%
Portfolio turnover rate(h)	111%	220%	137%		111%

(a)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount represents less than $0.01 per share.
(e)	Commenced operations on November 1, 2005.
(f)	Commenced operations on February 28, 2008.
(g)	Includes distributions of capital gains from underlying mutual funds.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Tax-Exempt Bond Fund

	Institutional Class				Investor Class

	Six months ended 4/30/2008 (Unaudited)	Year ended 10/31/2007	Year ended 10/31/2006(e)		Period ended 4/30/2008 (Unaudited)(f)

Net Asset Value,beginning of period	$10.09	$10.53	$10.00		$10.00

Change in net assets from operations:
Net investment income	0.20	0.40	0.31		0.09
Net realized and unrealized gains
(losses) on investments(g)	(0.20)	(0.44)	0.53		(0.13)

Total from investment operations	—	(0.04)	0.84		(0.04)

Distributions:
Net investment income	(0.22)	(0.40)	(0.31)		(0.08)
Net realized capital gains from investments	—	—	—	(d)	—

Total Distributions	(0.22)	(0.40)	(0.31)		(0.08)

Paid-in capital from redemption fees	—	— (d)	—	(d)	—

Net Asset Value, end of period	$9.87	$10.09	$10.53		$9.88

Net assets, end of period (000’s)	$157,665	$191,007	$86,199		$257
Total return(a), (b)	(0.04)%	(0.46)%	8.51%		1.11%

Ratios/Supplemental Data:

Ratios of expenses to average net assets:(c)
Before expense waivers/reimbursements	1.75%	0.81%	1.09%		1.63%
After expense waivers/reimbursements	1.66%	0.81%	0.79%		1.54%
After expense waivers/reimbursements
excluding interest and dividend
expense for securities sold short, if any	0.79%	0.79%	0.79%		1.14%

Ratios of net investment income (loss) to
average net assets:(c)
Before expense waivers/reimbursements	4.02%	3.91%	3.25%		4.99%
After expense waivers/reimbursements	4.11%	3.91%	3.55%		5.08%
Portfolio turnover rate(h)	154%	152%	72%		146%

(a)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Amount represents less than $0.01 per share.
(e)	Commenced operations on November 1, 2005.
(f)	Commenced operations on February 28, 2008.
(g)	Includes distributions of capital gains from underlying mutual funds.
(h)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Flexible Income Fund

	Institutional Class		Investor Class

	Six months ended 4/30/2008 (Unaudited)	Period ended 10/31/2007(d)	Period ended 4/30/2008 (Unaudited)(e)

Net Asset Value, beginning of period	$9.98	$10.00	$10.00

Change in net assets from operations:
Net investment income	0.34	0.17	0.11
Net realized and unrealized gains
(losses) on investments(f)	(0.30)	(0.03)	(0.30)

Total from investment operations	0.04	0.14	(0.19)

Distributions:
Net investment income	(0.34)	(0.16)	(0.13)

Total Distributions	(0.34)	(0.16)	(0.13)

Net Asset Value, end of period	$9.68	$9.98	$9.68

Net assets, end of period (000’s)	$37,588	$14,580	$105
Total return(a), (b)	0.47%	1.36%	(0.82)%

Ratios/Supplemental Data:

Ratios of expenses to average net assets:(c)
Before expense waivers/reimbursements	1.28%	1.67%	1.77%
After expense waivers/reimbursements	1.18%	1.01%	1.72%
After expense waivers/reimbursements
excluding interest and dividend expense
for securities sold short, if any	0.95%	0.95%	1.30%

Ratios of net investment income (loss) to
average net assets:(c)
Before expense waivers/reimbursements	7.08%	5.04%	6.80%
After expense waivers/reimbursements	7.18%	5.70%	6.85%
Portfolio turnover rate(g)	144%	79%	144%

(a)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Commenced operations on June 11, 2007.
(e)	Commenced operations on February 28, 2008.
(f)	Includes distributions of capital gains from underlying mutual funds.
(g)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

FINANCIAL HIGHLIGHTS (Continued)

The table sets forth financial data for one share of beneficial interest outstanding throughout the entire period.

	YieldQuest Low Duration Bond Fund		YieldQuest Low Duration Tax-Exempt Bond Fund

	Institutional Class

	Six months ended 4/30/2008 (Unaudited)	Period ended 10/31/2007(d)	Six months ended 4/30/2008 (Unaudited)	Period ended 10/31/2007(d)

Net Asset Value, beginning of period	$9.92	$10.00	$10.03	$10.00

Change in net assets from operations:
Net investment income	0.27	0.16	0.16	0.13
Net realized and unrealized gains
(losses) on investments(e)	(0.04)	(0.09)	0.07	0.02

Total from investment operations	0.23	0.07	0.23	0.15

Distributions:
Net investment income	(0.27)	(0.15)	(0.16)	(0.12)

Total Distributions	(0.27)	(0.15)	(0.16)	(0.12)

Net Asset Value, end of period	$9.88	$9.92	$10.10	$10.03

Net assets, end of period (000’s)	$10,369	$8,198	$5,509	$1,324
Total return(a), (b)	2.38%	0.66%	2.30%	1.53%

Ratios/Supplemental Data:

Ratios of expenses to average net assets:(c)
Before expense waivers/reimbursements	1.25%	1.74%	1.69%	6.66%
After expense waivers/reimbursements	0.76%	0.74%	0.71%	0.65%
After expense waivers/reimbursements
excluding interest and dividend expense
for securities sold short, if any	0.65%	0.65%	0.65%	0.65%

Ratios of net investment income (loss) to
average net assets:(c)
Before expense waivers/reimbursements	4.98%	3.84%	2.23%	(2.48)%
After expense waivers/reimbursements	5.47%	4.84%	3.21%	3.53%
Portfolio turnover rate(f)	79%	51%	167%	30%

(a)	Assumes reinvestment of all dividends and distributions, if any. Total return does not reflect the deductions of taxes that a shareholder would pay on distributions or on the redemption of shares.
(b)	Not annualized for periods less than one year.
(c)	Annualized for periods less than one year.
(d)	Commenced operations on June 11, 2007.
(e)	Includes distributions of capital gains from underlying mutual funds.
(f)	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

SUPPLEMENTAL INFORMATION (Unaudited)

Shareholders of the YieldQuest Funds pay ongoing expenses, such as advisory fees, ongoing operating expenses, and distribution and administration expenses with respect to Investor Class shares. The following examples are intended to help the shareholder understand the ongoing cost (in dollars) of investing in a Fund and to compare these costs with the ongoing costs in investing in other mutual funds. This example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses:  The first set of tables provides information about actual account values and actual expenses. The shareholder may use the information in this table, together with the amount invested, to estimate the expenses that you would have paid over the period. Simply divide the account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then mulitiply the result by the number under the heading entitled “Expenses Paid” to estimate the expenses paid on the account during the period.

Institutional Class	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period(a) 11/1/07 - 4/30/08	Expense Ratio During Period(a) 11/1/07 - 4/30/08
Actual Expenses
Core Equity Fund	$1,000.00	$928.80	$12.13	2.53%
Total Return Bond Fund	1,000.00	1,005.00	7.48	1.50%
Tax-Exempt Bond Fund	1,000.00	999.60	8.25	1.66%
Flexible Income Fund	1,000.00	1,004.70	5.88	1.18%
Low Duration Bond Fund	1,000.00	1,023.80	3.82	0.76%
Low Duration Tax-Exempt Bond Fund	1,000.00	1,023.00	3.57	0.71%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Institional Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would be $5.71, $3.94, $3.93, $4.74, $3.27, and $3.27, respectively.

(a) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would have been 1.19%, 0.79%, 0.79%, 0.95%, 0.65%, and 0.65%, respectively.

Investor Class	Beginning Account Value 2/28/08	Ending Account Value 4/30/08	Expense Paid During Period(b) 2/28/08 - 4/30/08	Expense Ratio During Period(b) 2/28/08 - 4/30/08
Actual Expenses
Core Equity Fund*	$1,000.00	$1,024.60	$3.97	2.28%
Total Return Bond Fund*	1,000.00	1,006.00	2.87	1.66%
Tax-Exempt Bond Fund*	1,000.00	1,011.10	2.67	1.54%
Flexible Income Fund*	1,000.00	991.80	2.95	1.72%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would be $2.68, $1.97, $1.97, and $2.23, respectively.

(b) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 63/366. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would have been 1.54%, 1.14%, 1.14%, and 1.30%, respectively.

* Information shown for the Investor Class reflects values using the expense ratios and rates of return for the period February 28, 2008 (date of commencement) to April 30, 2008.

SUPPLEMENTAL INFORMATION (Unaudited) (Continued))

Hypothetical Example for Comparison Purposes: The second set of tables below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid for the period. This information may be used to compare the ongoing costs of investing in a Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examles that appear in the shareholder reports of the other mutual funds. Please note, the expenses shown in the tables are meant to highlight ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second set of tables is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Institutional Class	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period(a) 11/1/07 - 4/30/08	Expense Ratio During Period(a) 11/1/07 - 4/30/08
Hypothetical Expenses
Core Equity Fund	$1,000.00	$1,012.28	$12.66	2.53%
Total Return Bond Fund	1,000.00	1,017.40	7.52	1.50%
Tax-Exempt Bond Fund	1,000.00	1,016.61	8.32	1.66%
Flexible Income Fund	1,000.00	1,019.00	5.92	1.18%
Low Duration Bond Fund	1,000.00	1,021.08	3.82	0.76%
Low Duration Tax-Exempt Bond Fund	1,000.00	1,021.33	3.57	0.71%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would be $5.97, $3.97, $3.97, $4.77, $3.27, and $3.27, respectively.

(a) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the Institutional Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, Flexible Income Fund, Low Duration Bond Fund, and Low Duration Tax-Exempt Bond Fund would have been 1.19%, 0.79%, 0.79%, 0.95%, 0.65%, and 0.65%, respectively.

Investor Class	Beginning Account Value 11/1/07	Ending Account Value 4/30/08	Expense Paid During Period(b) 11/1/07 - 4/30/08	Expense Ratio During Period(b) 11/1/07 - 4/30/08
Hypothetical Expenses
Core Equity Fund*	$1,000.00	$1,013.53	$11.41	2.28%
Total Return Bond Fund*	1,000.00	1,016.61	8.32	1.66%
Tax-Exempt Bond Fund*	1,000.00	1,017.21	7.72	1.54%
Flexible Income Fund*	1,000.00	1,016.31	8.62	1.72%

Excluding interest expense and dividends on short positions, your actual cost of investment in the Investor Class of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would be $7.72, $5.72, $5.72, and $6.52, respectively.

(b) Expenses are equal to each Fund’s annualized expense ratio, including interest expense and dividends on short positions if any, multiplied by the average account value over the period, multiplied by 182/366. If interest expense and dividends on short positions were excluded, the Investor Class annualized expense ratios of the Core Equity Fund, Total Return Bond Fund, Tax-Exempt Bond Fund, and Flexible Income Fund would have been 1.54%, 1.14%, 1.14%, and 1.30%, respectively.

* Information shown for the Investor Class reflects values using the expense ratios for the period February 28, 2008 (date of commencement) to April 30, 2008.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited)

At an in-person meeting held on June 5, 2008, the Board of Trustees (the “Trustees”) of YieldQuest Funds Trust (the “Trust”), including the Trustees who are not "interested persons" of the Trust, considered the renewal of the Investment Advisory Agreement dated August 12, 2005 (“Agreement”) between the Trust, on behalf of each YieldQuest Fund (each a “Fund”), and YieldQuest Advisors, LLC (the “Advisor”). The Trustees noted that no changes to the Agreement were proposed at this time. The Trustees also noted that the Advisor voluntarily had agreed to continue capping certain Fund operating expenses at current levels through the Funds’ fiscal year ending October 31, 2009.

In considering the renewal of the Agreement, the Trustees considered and evaluated the following factors: (i) the investment performance of each Fund and the Advisor; (ii) the nature, extent and quality of the services provided by the Advisor to the Funds; (iii) the cost of the services to be provided and the profits realized by the Advisor and its affiliates from their relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; and (v) whether the fee levels reflect these economies of scale to the benefit of the Funds’ shareholders. The Trustees considered whether each Fund’s advisory fee is reasonable in comparison to advisory fees paid by other mutual funds in the Funds’ respective Morningstar categories having a comparable investment objective and a similar size (“peer groups”), as well as the effect of fee waivers and expense reimbursements by the Advisor. The Trustees also considered the total brokerage commissions earned by YieldQuest Securities, LLC, the Funds’ Distributor and an affiliate of the Advisor, in connection with executing portfolio securities transactions on behalf of the Funds.

At the meeting the Board reviewed information of the type required by Section 15(c) of the Investment Company Act of 1940, including confidential expense and performance analyses prepared by the Advisor, comparing the Funds’ advisory fees, total expenses and performance returns to those of their respective peer groups. The Board noted that the fee comparisons provided by the Advisor included several well-established mutual fund complexes with billions of dollars under management, which have a greater ability than the Funds to take advantage of economies of scale and to leverage their profitable funds to sustain their loss leaders. The Board also reviewed the Advisor’s responses to a detailed questionnaire, business plans with respect to the Funds, regulatory filings, current financial statements, and a profitability analysis prepared by the Advisor at the request of the Board. Finally, the Trustees noted that the Trust’s Chief Compliance Officer previously had determined that the Advisor had adopted a compliance program that is reasonably designed to prevent violation of federal securities laws by the Funds and that, throughout the year at regular meetings of the Board, they had reviewed information provided to the Board regarding compliance matters.

(i) The Nature, Extent and Quality of Services – The Board gave careful consideration to the nature, extent and quality of the services provided by the Advisor. The Board reviewed the resources provided by the Advisor to each Fund, and considered the adequacy of such resources in light of the expected growth in the level of the Funds’ assets, and whether the resources are sufficient to sustain positive performance, compliance and other needs. The Board noted that the Advisor has moved to a team approach to investment management, subject to the sole and ultimate decision-making authority of the President of the Advisor, Mr. Jay Chitnis, CFA. The Trustees noted that the Advisor has made available several experienced portfolio managers to assist Mr. Chitnis in managing the Funds, which they perceived as a benefit to the Funds. Most importantly, the Board considered that the Advisor provides a very high level of service to YieldQuest Select Advisors who are eligible to purchase the Funds’ shares for their clients, by providing frequent analyses and insights into current market and industry trends. The Board noted that the Advisor’s unique service model is focused on providing clients with a significant amount of communication, including regular conference calls, e-mails with detailed market analysis, and access to portfolio managers. The Board focused on the Advisor’s experience and the capabilities of its large advisory, research and trading staff, as well as the quality of the reports and other materials received from the Advisor. The Board recognized the Advisor’s expertise in, and the time-intensive nature of, closed-end fund trading. Finally, the Board noted that the Advisor provides its executives to serve as President, Treasurer and Chief Compliance Officer of the Trust at no additional cost to the Trust. Taking into account the personnel involved in servicing the Funds, as well as the materials and services described above, the Board expressed satisfaction with the quality of the services received from the Advisor.

(ii) Performance of the Funds and the Advisor – The Board also considered each Fund’s performance for periods ended April 30, 2008 relative to its peer group and interviewed Mr. Chitnis regarding his strategies for managing the Funds given the current markets’ volatility.

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

Core Equity Fund. The Board noted that the Fund had substantially outperformed its peer group over the past year and during the year to date.

Total Return Bond Fund. The Board noted that while the Fund’s total return for the past year was substantially lower than its peer group, the Fund had significantly outperformed its peer group during the year to date.

Tax-Exempt Bond Fund. The Board noted that while the Fund’s total return for the year was substantially lower than its peer group, the Fund’s performance during the year to date had significantly improved, in both relative and absolute terms.

Flexible Income Fund. The Board noted that the Fund had outperformed its peer group average year to date.

Low Duration Bond Fund. The Board noted that the Fund’s performance was considerably higher than its peer group average during the year to date.

Low Duration Tax-Exempt Bond Fund. The Board noted that the Fund’s performance was the highest in its peer group during the year to date.

(iii) Fee Rates and Profitability – The Board considered each Fund’s advisory fee rate (before and after fee waivers and expense reimbursements by the Advisor) compared to its respective peer group, and the profitability of the Agreement to the Advisor.

Core Equity Fund. The Board observed that the Fund’s advisory fee rate (after fee waiver and reimbursement by the Advisor) was in line with the average advisory fee rate of the Fund’s Morningstar category peer group.

Total Return Bond Fund. The Board noted that the Fund’s fee rate (before fee waiver and reimbursement by the Advisor) of 0.59% was higher than the peer group’s average fee rate of 0.48%. The Board determined that the higher fee was justified due to the higher level of services provided by the Advisor.

Tax-Exempt Bond Fund. The Board noted that the Fund’s fee rate (before fee waiver and reimbursement by the Advisor) of 0.59% was higher than the peer group’s average fee rate of 0.48%. The Board determined that the higher fee was justified due to the higher level of services provided by the Advisor.

Flexible Income Fund. The Board noted that the Fund’s fee rate (after fee waiver and reimbursement by the Advisor) was substantially lower than the peer group’s average fee rate (after fee waiver and reimbursement).

Low Duration Bond Fund. The Board noted that the Fund’s fee rate was lower than the peer group’s average fee rate, even before fee waiver and reimbursement by the Advisor.

Low Duration Tax-Exempt Bond Fund. The Board noted that the Fund’s fee rate was lower than the peer group’s average fee rate, both before and after fee waiver and reimbursement by the Advisor.

The Board reviewed the Advisor’s unaudited Statement of Financial Position and Statement of Operations as of March 31, 2008 as well as a profitability analysis of each Fund prepared by the Advisor. The profitability analysis detailed the fees received by the Advisor from the Funds after deducting the direct and indirect expenses incurred by the Advisor in providing services to the Funds. The Board noted that the Advisor had waived its entire fee earned from the Low Duration and Low Duration Tax Exempt Bond Funds, as well as reimbursed additional expenses of the Funds. They noted that the Advisor waived most of its advisory fees and also reimbursed expenses of the Flexible Income Fund. The Trustees noted that the Advisor had not received any profits from managing the three aforementioned Funds, which had commenced operations a little over a year ago. The Board noted that the Advisor earned a reasonable profit from providing advice to the Total Return and Tax Exempt Bond Funds and the Core Equity Fund. The Board also considered that the Distributor, an affiliate of the Advisor, received additional benefits in the form of brokerage commissions paid by the Funds. The Board noted that the profit margins on the brokerage commissions tended to be lower than average, contributing to the performance of the Funds. The Trustees also

APPROVAL OF INVESTMENT ADVISORY AGREEMENT (Unaudited) (Continued)

considered that all 12b-1 and administration fees received by the Distributor are passed through by the Distributor to mutual fund supermarkets that make available the Fund’s shares, which is a benefit to the Funds. Finally, the Trustees noted that the Advisor does not engage in soft dollar arrangements with respect to the Funds’ brokerage.

(iv) Economies of Scale – In determining the reasonableness of the advisory fees, the Board also considered whether economies of scale will be realized as each Fund grows larger, and the extent to which this is reflected in the advisory fees. The Board anticipates that, as the Funds’ assets grow, each Fund’s overall expense ratio will decline as economies of scale are realized. The Board determined that, although each Fund’s assets were growing, it did not appear that the Advisor had yet begun to realize any significant economies of scale from managing the Funds. The Board noted that the Agreement currently does not contain advisory fee breakpoints. The Advisor indicated that it would consider instituting fee breakpoints in the future if the Funds reach higher asset levels, but that it had no current plans to reduce its fees because it was still subsidizing certain Funds through its expense cap agreement. The Board then discussed the current expense-cap arrangements with respect to each Fund, noting that the Advisor voluntarily had agreed to renew its obligation to cap certain operating expenses of the Funds through the Funds’ fiscal year ending October 31, 2009. The Board noted that Advisor’s obligation to cap expenses for the Funds over the coming year would increase as a result of anticipated increases in operating costs.

The Trustees determined that they had received and evaluated such information as they deemed necessary to make their decision. They also noted that they had taken into account a number of factors that they believed, in light of the legal advice provided by legal counsel to the Trust, and their own business judgement, to be relevant. Having reviewed and considered all of the foregoing information, the Trustees unanimously determined in the exercise of their reasonable business judgment that the Agreement was fair and reasonable, that the Advisor’s fees were reasonable in light of the services provided to the Trust and the benefits received by the Advisor, and that renewal of the Agreement for an additional year was in the best interests of each Fund and its shareholders.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the YieldQuest Funds. This report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

Proxy Voting Policy:  Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies will be available without charge, upon request, by calling 1-877-497-3634 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Portfolio Holding Disclosure:  Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each Fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). Each Fund makes the information on Form N-Q available to shareholders without charge, upon request, by calling 1-877-497-3634.

Item 2. Code of Ethics.

Not applicable – only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable – only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable – only for annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)	(1) Not applicable - only effective for annual reports.

(a)	(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)	(3) Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)		YieldQuest Funds Trust

By (Signature and Title)*		/s/	Jay K. Chitnis

Jay K. Chitnis, Presdient
Date	7/2/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/	Jay K. Chitnis

Jay K. Chitnis, President
Date	7/2/2008

By (Signature and Title)*		/s/	David Summers

David Summers, Treasurer
Date	7/2/2008

* Print the name and title of each signing officer under his or her signature.